PAGE 1
                                       Registration Nos. 033-32859/811-5986

                    SECURITIES AND EXCHANGE COMMISSION
                          WASHINGTON, D. C. 20549

                                 FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933   / X /

    Post-Effective Amendment No. 10                       / X /

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF
1940                                                           / X /

    Amendment No. 11                                      / X /

                    Fiscal Year Ended December 31, 1997
                 _________________________________________

                      T. ROWE PRICE INDEX TRUST, INC.
           ____________________________________________________
            (Exact Name of Registrant as Specified in Charter)

    100 East Pratt Street, Baltimore, Maryland     21202
    __________________________________________   __________
     (Address of Principal Executive Offices)    (Zip Code)

Registrant's Telephone Number, Including Area Code  410-345-2000
                                                    ____________

                             Henry H. Hopkins
                           100 East Pratt Street
                         Baltimore, Maryland 21202
                 _________________________________________
                  (Name and Address of Agent for Service)


Approximate Date of Proposed Public Offering              February 24, 1998
                                                          _________________

    It is proposed that this filing will become effective (check appropriate box):

    / /  immediately upon filing pursuant to paragraph (b)

    / /  on (date) pursuant to paragraph (b)

    / /  60 days after filing pursuant to paragraph (a)(1)

    / /  on (date) pursuant to paragraph (a)(1)

    /X/  75 days after filing pursuant to paragraph (a)(2)

PAGE 2
    / /  on (date) pursuant to paragraph (a)(2) of Rule 485

    If appropriate, check the following box:

    / / this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

TITLE OF SECURITIES BEING REGISTERED: Common Stock
________________________________________________________

SUBJECT TO COMPLETION
Information contained herein is subject to completion or amendment. A Registration Statement relating to these securities has been filed with the Securities and Exchange Commission.
These securities may not be sold nor may offers to buy be accepted prior to the time the Registration Statement becomes effective. This prospectus shall not constitute an offer to sell or the solicitation of an offer to buy nor shall there be any sale of these securities in any State in which such offer, solicitation or sale would be unlawful prior to registration or qualification under the securities laws of any such state. PAGE 3
    The Registration Statement of T. Rowe Index Trust, Inc. on Form N-1A (File Number 33-32859) is hereby amended under the Securities Act of 1933 to add two new portfolios to the Registrant's Prospectus and Statement of Additional Information.

    This Amendment consists of the following:

       Cross Reference Sheet
       Part A of Form N-1A, Revised Prospectus
       Part B of Form N-1A, Statement of Additional Information
       Part C of Form N-1A, Other Information
       Accountant's Consent

PAGE 4
                  T. ROWE PRICE EQUITY INDEX 500 FUND
                           CROSS REFERENCE SHEET

      N-1A Item No.                              Location
      ____________                               _________

                                  PART A
Item 1.  Cover Page                       Cover Page
Item 2.  Synopsis                         Transaction and Fund
                                          Expenses
Item 3.  Condensed Financial Information  Financial Highlights
Item 4.  General Description of           Transaction and Fund
         Registrant                       Expenses; Fund,
                                          Market, and Risk
                                          Characteristics;
                                          Organization and
                                          Management;
                                          Understanding
                                          Performance
                                          Information;
                                          Investment Policies
                                          and Practices; Types
                                          of Management
                                          Practices
Item 5.  Management of the Fund           Transaction Fund and
                                          Expenses; Fund,
                                          Market, and Risk
                                          Characteristics;
                                          Organization and
                                          Management
Item 5A. Management's Discussion of
         Fund Performance                 +
Item 6.  Capital Stock and Other          Distributions and
         Securities                       Taxes; Organization
                                          and Management
Item 7.  Purchase of Securities Being     Pricing Shares and
         Offered                          Receiving Sale
                                          Proceeds; Transaction
                                          Procedures and Special
                                          Requirements; Account
                                          Requirements and
                                          Transaction
                                          Information;
                                          Shareholder Services
Item 8.  Redemption or Repurchase         Pricing Shares and
                                          Receiving Sale
                                          Proceeds; Transaction
                                          Procedures and Special
                                          Requirements;
                                          Exchanging and
                                          Redeeming Shares;
                                          Shareholder Services
Item 9.  Pending Legal Proceedings        +
PAGE 5
                                  PART B
Item 10. Cover Page                       Cover Page
Item 11. Table of Contents                Table of Contents
Item 12. General Information and History  +
Item 13. Investment Objectives and        Investment Objectives
         Policies                         and Policies; Risk
                                          Factors; Investment
                                          Program; Portfolio
                                          Management Practices;
                                          Investment
                                          Restrictions;
                                          Investment Performance
Item 14. Management of the Registrant     Management of Funds
Item 15. Control Persons and Principal    Principal Holders of
         Holders of Securities            Securities
Item 16. Investment Advisory and Other    Investment Management
         Services                         Services; Custodian;
                                          Independent
                                          Accountants; Legal
                                          Counsel
Item 17. Brokerage Allocation             Portfolio
                                          Transactions; Code of
                                          Ethics
Item 18. Capital Stock and Other          Dividends and
         Securities                       Distributions; Capital
                                          Stock
Item 19. Purchase, Redemption and         Redemptions in Kind;
         Pricing of Securities Being      Pricing of Securities;
         Offered                          Net Asset Value Per
                                          Share; Federal
                                          Registration of
                                          Shares; Ratings of
                                          Corporate Debt
                                          Securities
Item 20. Tax Status                       Tax Status
Item 21. Underwriters                     Distributor for Funds
Item 22. Calculation of Yield Quotations
         of Money Market Funds            +
Item 23. Financial Statements             Incorporated by
                                          Reference from Annual
                                          Report

                                  PART C
Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C to this Registration
Statement
___________________________________
+  Not applicable or negative answer

PAGE 6
              T. ROWE PRICE EXTENDED EQUITY MARKET INDEX FUND
               T. ROWE PRICE TOTAL EQUITY MARKET INDEX FUND
                           CROSS REFERENCE SHEET

      N-1A Item No.                              Location
      ____________                               _________

                                  PART A
Item 1.  Cover Page                       Cover Page
Item 2.  Synopsis                         Transaction and Fund
                                          Expenses
Item 3.  Condensed Financial Information  +
Item 4.  General Description of           Transaction and Fund
         Registrant                       Expenses; Fund,
                                          Market, and Risk
                                          Characteristics;
                                          Organization and
                                          Management;
                                          Understanding
                                          Performance
                                          Information;
                                          Investment Policies
                                          and Practices; Types
                                          of Management
                                          Practices
Item 5.  Management of the Fund           Transaction Fund and
                                          Expenses; Fund,
                                          Market, and Risk
                                          Characteristics;
                                          Organization and
                                          Management
Item 5A. Management's Discussion of
         Fund Performance                 +
Item 6.  Capital Stock and Other          Distributions and
         Securities                       Taxes; Organization
                                          and Management
Item 7.  Purchase of Securities Being     Pricing Shares and
         Offered                          Receiving Sale
                                          Proceeds; Transaction
                                          Procedures and Special
                                          Requirements; Account
                                          Requirements and
                                          Transaction
                                          Information;
                                          Shareholder Services
Item 8.  Redemption or Repurchase         Pricing Shares and
                                          Receiving Sale
                                          Proceeds; Transaction
                                          Procedures and Special
                                          Requirements;
                                          Exchanging and
                                          Redeeming Shares;
                                          Shareholder Services

PAGE 7
Item 9.  Pending Legal Proceedings        +

                                  PART B
Item 10. Cover Page                       Cover Page
Item 11. Table of Contents                Table of Contents
Item 12. General Information and History  +
Item 13. Investment Objectives and        Investment Objectives
         Policies                         and Policies; Risk
                                          Factors; Investment
                                          Program; Portfolio
                                          Management Practices;
                                          Investment
                                          Restrictions;
                                          Investment Performance
Item 14. Management of the Registrant     Management of Funds
Item 15. Control Persons and Principal    Principal Holders of
         Holders of Securities            Securities
Item 16. Investment Advisory and Other    Investment Management
         Services                         Services; Custodian;
                                          Independent
                                          Accountants; Legal
                                          Counsel
Item 17. Brokerage Allocation             Portfolio
                                          Transactions; Code of
                                          Ethics
Item 18. Capital Stock and Other          Dividends and
         Securities                       Distributions; Capital
                                          Stock
Item 19. Purchase, Redemption and         Redemptions in Kind;
         Pricing of Securities Being      Pricing of Securities;
         Offered                          Net Asset Value Per
                                          Share; Federal
                                          Registration of
                                          Shares; Ratings of
                                          Corporate Debt
                                          Securities
Item 20. Tax Status                       Tax Status
Item 21. Underwriters                     Distributor for Funds
Item 22. Calculation of Yield Quotations
         of Money Market Funds            +
Item 23. Financial Statements             Incorporated by
                                          Reference from Annual
                                          Report

                                  PART C
Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C to this Registration
Statement
___________________________________
+  Not applicable or negative answer

 PROSPECTUS


January 30, 1998

Equity Index 500 Fund

 A fund seeking long-term capital growth through investment in stocks composing the Standard & Poor's 500 Stock Index.

FACTS AT A GLANCE


Investment Goal
To match the total return performance of the U.S. equity markets as represented by the Standard & Poor's 500 Composite Stock Index/(R)/ (S&P 500
Index).

As with any mutual fund, there is no guarantee the fund will achieve its goal.


Strategy
To invest in all 500 stocks that compose the S&P 500 Index.


Risk/Reward
The potential to match the performance and volatility of the broad stock market. The share price of the fund may decline, causing a loss.


Investor Profile
Investors seeking capital appreciation and dividend income who can accept the risk of loss inherent in common stock investing. Appropriate for both regular and tax-deferred accounts, such as IRAs.


Fees and Charges
100% no load. Shares held for less than six months (excluding those purchased through reinvested distributions) are subject to a 0.50% redemption fee. No fees or charges to buy shares or to reinvest dividends; no 12b-1 marketing fees; free telephone exchange among T. Rowe Price funds.


   Investment Manager
Founded in 1937 by the late Thomas Rowe Price, Jr., T. Rowe Price
Associates,
Inc. ("T. Rowe Price") and its affiliates managed approximately
$125 billion
for more than six million individual and institutional investor accounts as of
September 30, 1997.

T. Rowe Price Index Trust, Inc.

Prospectus


January 30, 1998



THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE
SECURITIES AND
EXCHANGE COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE
COMMISSION PASSED UPON
THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION
TO THE CONTRARY
IS A CRIMINAL OFFENSE.

T. ROWE PRICE                                 2
CONTENTS

1

ABOUT THE FUND


Transaction and Fund Expenses 2
Financial Highlights        3
Fund, Market, and Risk Characteristics 5

2

ABOUT YOUR ACCOUNT


Pricing Shares and Receiving Sale Proceeds 8
Distributions and Taxes     10
Transaction Procedures and Special Requirements 12

3

MORE ABOUT THE FUND


Organization and Management 15
Understanding Performance Information 17
Investment Policies and Practices 18

4

INVESTING WITH T. ROWE PRICE


Account Requirements and Transaction Information 21
Opening a New Account       21
Purchasing Additional Shares 23
Exchanging and Redeeming    23
Shareholder Services        25
Discount Brokerage           27
Investment Information       28
This prospectus contains information you should know before investing. Please keep it for future reference. A Statement of Additional
Information about the
fund, dated January 30, 1998, has been filed with the Securities and Exchange
Commission and is incorporated by reference in this prospectus.
To obtain a free
copy, call 1-800-638-5660.

 ABOUT THE FUND
                                        1
 TRANSACTION AND FUND EXPENSES
 ----------------------------------------------------------
  o Like all T. Rowe Price funds, this fund is 100% no load.

   These tables should help you understand the kinds of expenses you will bear directly or indirectly as a fund shareholder.


   Shareholder Transaction Expenses in Table 1 shows that you pay no sales charges. All the money you invest in the fund goes to work for you, subject to the fees explained below. Annual Fund Expenses shows how much it will cost to operate the fund for a year, based on 1996 fiscal year expenses. These are costs you pay indirectly, because they are deducted from the fund's total assets before the daily share price is calculated and before dividends and other distributions are made. In other words, you will not see these expenses on your account statement.

 Table 1
     Shareholder Transaction                        Annual Fund
Expenses                  Percentage of Fiscal
     Expenses                                       (After
reduction)                     1996 Average Net Assets
     Sales charge "load" on purchases               Management fe
                                             None   e
                              0.14%/a/


     Sales charge "load" on reinvested              Marketing
fees (12b-1)
     distributions                           None
                                None


     Redemption fees                                Total other
(shareholder servicing,
     (for shares held less                          custodial,
auditing, etc.)
     than six months)                        0.50%
                              0.26%/a/


     Exchange fees
                                             None


     Account maintenance fee
     /b/                                      $10


                                                    Total fund
expense                           0.40%/a/
                                                    s
-----------------------------------------------------------------
------------------------------------------------




 a The fund's management fee other expenses, and total expense ratio would have been 0.20%, 0.26%, and 0.46%, respectively, had T. Rowe Price not agreed to waive fees and bear any expenses in accordance with the expense limitations described below. Effective January 1, 1994, T. Rowe Price agreed to extend the fund's initial 0.45% expense limitation for a period of two years through
  December 31, 1995. Effective January 1, 1996, T. Rowe Price agreed that the expense ratio for the fund would not exceed 0.40% for a period of two years from January 1, 1996. Fees waived or expenses paid or assumed under these agreements are subject to reimbursement to T. Rowe Price by the fund whenever the fund's expense ratio is below 0.45% (for the first agreement) or 0.40%
  (for the second agreement); however, no reimbursement will be made after
  December 31, 1995 (for the first agreement) or after December
31, 1999 (for
  the second agreement), or if it would result in the expense ratio exceeding
 bA $10 annual account maintenance fee will be charged at the rate of $2.50
 Note:
 The fund charges a $5 fee for wire redemptions under $5,000, subject to change without notice.

T. ROWE PRICE                                 4
   The main types of expenses, which all mutual funds may charge against fund assets, are:

  o A management fee The percent of fund assets paid to the fund's investment manager. The fund's fee is 0.20%.

  o "Other" administrative expenses Primarily the servicing of shareholder accounts, such as providing statements and reports, disbursing dividends, and providing custodial services.

  o Marketing or distribution fees An annual charge ("12b-1") to existing shareholders to defray the cost of selling shares to new shareholders. T.
   Rowe Price funds do not levy 12b-1 fees.

   For further details on fund expenses, please see Organization and Management.

  o Hypothetical example Assume you invest $1,000, the fund returns 5% annually, expense ratios remain as listed previously, and you close your account at the end of the time periods shown. Your expenses would be:

 Table 2
      Hypothetical Fund Expenses

                                 1 year
                                        4
                  Fund Expenses  $      4      $13        $22
  $ 51
                                        4
                    Account Fee  $     10      $30        $50
  $100
-----------------------------------------------------------------
------------




  o Table 2 is just an example; actual expenses can be higher or lower than those shown.



 FINANCIAL HIGHLIGHTS
 ----------------------------------------------------------

   Table 3, which provides information about the fund's financial history, is based on a single share outstanding throughout each fiscal year. The table is part of the fund's financial statements which are included in its annual report, and are incorporated by reference into the Statement of Additional
   Information (available upon request). The financial statements in the annual report were audited by Coopers & Lybrand L.L.P., the fund's independent accountants.

ABOUT THE FUND                                5

 Table 4  Financial Highlights

                              Income From Investment
                             Activities

               Net Asset                                   Net

Net Realized       Total From
     Period       Value,                            Investment
  &
Unrealized       Investment
      Ended    Beginning                         Income (Loss)

Gain (Loss) on     Activities
               of Period

Investments

      1990/a/ $       10.00  $
0.31/b/$
       (0.28)  $         0.03

       1991            9.72
0.34/b/
        2.46             2.80

       1992           12.10
0.32/b/
        0.53             0.85

       1993           12.63
0.32/b/
        0.86             1.18

       1994           13.48
0.36/b/
       (0.23)            0.13

       1995           13.09
0.39/b/
        4.43             4.82

       1996           17.21
0.38/c/
        3.47             3.85
      1997/e/         20.34
0.17/c/
        4.01             4.18
-----------------------------------------------------------------
-----
---------------------------------
      Less Distributions

          Net  Asset Value

                     Net                         Distributions

                 Net Asset
              Investment       Net Realized      in Excess of

Total                    Value,
                Income )              Gain)      Net Realized

Distributions     End of Period
                                                 Gain

     $                (0.31)                --              --
$
(0.31)     $               9.72
                                                            --
                      (0.34)  $          (0.08)             --

(0.42)                    12.10
                                                            --
                      (0.31)             (0.01)             --

(0.32)                    12.63
                                                            --
                      (0.32)             (0.01)             --

(0.33)                    13.48

                      (0.36)             (0.09)  $(0.07)

(0.52)                    13.09

                      (0.40)             (0.30)             --

(0.70)                    17.21
                                                            --
                      (0.38)             (0.34)             --

(0.72)                    20.34
                      (0.16)             (0.15)              --

(0.31)                    24.21
-----------------------------------------------------------------
-----
--------------------------------



  Table $  Financial Highlights (continued)

     Period
      Ended

      1990/a/

       1991

       1992

       1993

       1994

       1995

       1996

--------------

      Returns, Ratios, and Supplemental Data

                               Total Return            Net Assets

Ratio of        Ratio of Net
                                  (Includes            ($
thousands)Expenses to       Investment        Portfolio
                                 Reinvested

Average Net        Income to        TurnoverRate
                             Distributions)

Assets         Average Net


                  Assets

                                          0.4   %/b//d$     7,285

   0.45 %/b/           4.28 %/b/        7.0%

                                         29.2  /b/         22,069

   0.45 /b/            3.07 /b/         5.8

                                          7.19  /b/       128,242

   0.45 /b/            2.57/b/          0.1

                                          9.42  /b/       166,994

   0.45/b/             2.40 /b/         0.8

                                          1.01  /b/       270,165

   0.45 /b/            2.73 /b/         1.3

                                         37.16  /b/       457,256

   0.45/b/             2.54 /b/         1.3

                                         22.65/c/         807,655

   0.40///c/           2.05 /c/         1.3
                                         20.36          1,311,000

   0.40/cd/            0.82/cd/         0.9/d/
-----------------------------------------------------------------
-----
------------------------------------------------

       Average
       Commission
       Rate Paid

                 --
                 --
                 --
                 --
                 --
                 --
                 --
                 --
                 --
                 --
                 --

      $      0.0183
             0.0150
--------------------




 /a/For the period March 30, 1990 (commencement of operations) to December 31,
  1990.

 /b/
  Excludes expenses in excess of a 0.45% voluntary expense limitation in effect through December 31, 1995.

 /c/
  Excludes expenses in excess of a 0.40% voluntary expense limitation in effect through December 31, 1997.

 /d/                                 Annualized.

T. ROWE PRICE                                 6
 FUND, MARKET, AND RISK CHARACTERISTICS: WHAT TO EXPECT
 ----------------------------------------------------------
   To help you decide whether this fund is appropriate for you, this section takes a closer look at its investment objective and approach.

  o The fund should not represent your complete investment program, nor be used for short-term trading purposes.


 What is the fund's objective?

   The fund seeks to match the investment performance of the U.S.
equity markets
   as represented by the Standard & Poor's 500 Stock Index.


 What is the fund's investment program?


   The fund will invest in all 500 stocks composing the S&P
500/(R)/, which
   includes companies operating across a broad spectrum of the U.S. economy. The index represents a significant portion of the total market value of all U.S.
   common stocks.

   S&P/(R)/ first identifies important industry categories and then allocates a representative sample of stocks to them. It determines the appropriate percentage of each stock in the index by a "weighting" that reflects the total market value of its outstanding shares. Because of this weighting technique, the 50 largest companies in the index currently account for over
   45% of its value. The inclusion of a stock in the index is in no way an endorsement by S&P of its attractiveness as an investment, nor is S&P a sponsor of the fund, or in any way affiliated with it.


 How does a stock index fund differ from the typical stock fund?

   Index funds are passively managed, attempting to deviate as little as possible from a particular benchmark. Since fewer resources are devoted to researching stocks, and portfolio turnover (the buying and selling of stocks)
   is low, an index fund incurs lower costs than the average equity fund. The typical equity fund is actively managed, meaning the manager makes buy and sell decisions in pursuit of the fund's investment objective.


 Why was the S&P 500 chosen as the fund's benchmark?


   The S&P 500 Index is a widely accepted performance benchmark for the U.S.
   stock market. Standard & Poor's/(R)/ seeks a representative sample of common stocks that trade on the New York and American Stock Exchanges as well as certain Nasdaq National Market and other issues.

ABOUT THE FUND                                7
 How will the fund's portfolio specifically attempt to match the performance of the index?


   The fund relies on a full replication strategy, in which the fund manager attempts to maintain holdings of every S&P 500 stock in the same relative weightings as the index. The fund manager may also purchase stock index futures to manage cash flows.

  o Stock index futures can help manage cash flow and track the index efficiently.


 Will the fund's performance match the index exactly?


   No. Returns are likely to be slightly below the index primarily because the fund has fees and transaction expenses while an index has none. The timing of cash flows and the fund's size can also influence returns.
While there is no
   guarantee, the investment manager expects the correlation between the fund's return and the return of the S&P 500 Index to be at least .95.
A correlation
   of 1.00 means the return of the fund can be completely explained by the return of the S&P 500.

   T. Rowe Price compares the composition of the portfolio with that of the index at least weekly. If a misweighting develops, the portfolio is rebalanced to bring it in line with the index. When investing cash flow, the fund may purchase a sample of stocks from the index or purchase stock index futures or both. This approach is intended to minimize deviations in performance versus the index.


 What are some of the fund's potential risks?


   Because it seeks to closely track performance of the S&P
Index, the fund will
   be subject to the same degree of fluctuation as the broad U.S.
stock market.
   Since the fund is passively managed, assets cannot be shifted from one stock to another based on market conditions or in reaction to trends in market sectors. Therefore, actively managed funds may outperform this fund.

  o The fund's share price will fluctuate; when you sell your shares, you may lose money.


 What are some of the fund's potential rewards?


   Stocks have historically been among the most rewarding investments, although past performance is no guarantee of future results. The fund offers investors the opportunity to diversify their assets in many industries and individual stocks. Most of the S&P 500 stocks pay a dividend, which, when reinvested, is an important capital-building component.

   Because it is passively managed, the fund's expenses are lower than the average stock market fund. Assuming all other factors are equal, lower expenses can increase a fund's total return. The fund's lower turnover may also offer a tax benefit, because the amount of capital gain distributions should be reduced.

T. ROWE PRICE                                 8

 What are some potential risks and rewards of investing in the stock market through the fund?

   Common stocks in general offer a way to invest for long-term growth of capital. As the U.S. economy has expanded, corporate profits have grown and share prices have risen. Nevertheless, economic growth has been punctuated by periods of stagnation and recession. Share prices of all companies, even the best managed and most profitable, can fall for any number of reasons, ranging from lower-than-expected earnings to changes in investor psychology.
   Significant trading by large institutional investors also can lead to price declines. Since 1950, the U.S. stock market has experienced 10 negative years as well as steep drops of shorter duration. Its worst calendar quarter return in recent years was -22.5% in 1987's fourth quarter.

  o Equity investors should have a long-term investment horizon and be willing to wait out bear markets.


 How can I decide if the fund is appropriate for me?

   Review your own financial objectives, time horizon, and risk tolerance to choose the fund suitable for your particular needs. The Equity
Index 500 Fund
   provides an opportunity for investors seeking long-term capital appreciation along with some dividend income.


 Is there other information I need to review before making a decision?


   Be sure to read Investment Policies and Practices in Section
3, which
   discusses the principal types of portfolio securities that the fund may purchase as well as the types of management practices that the fund may use.

 ABOUT YOUR ACCOUNT                            -1

 ABOUT YOUR ACCOUNT
                                        2


 PRICING SHARES AND RECEIVING SALE PROCEEDS
 ----------------------------------------------------------
   Here are some procedures you should know when investing in a
T. Rowe Price
   equity fund.


 How and when shares are priced

   The share price (also called "net asset value" or NAV per share) for each fund is calculated at 4 p.m. ET each day the New York Stock
Exchange is open
   for business. To calculate the NAV, a fund's assets are valued and totaled, liabilities are subtracted, and the balance, called net assets, is divided by the number of shares outstanding.

  . The various ways you can buy, sell, and exchange shares are explained at the end of this prospectus and on the New Account Form. These procedures may differ for institutional and employer-sponsored retirement accounts.


 How your purchase, sale, or exchange price is determined

   If we receive your request in correct form by 4 p.m. ET, your transaction will be priced at that day's NAV. If we receive it after 4 p.m., it will be priced at the next business day's NAV.

   We cannot accept orders that request a particular day or price for your transaction or any other special conditions.

   Note: The time at which transactions and shares are priced and the time until which orders are accepted may be changed in case of an emergency or if the
   New York Stock Exchange closes at a time other than 4 p.m. ET.


 How you can receive the proceeds from a sale

  . When filling out the New Account Form, you may wish to give yourself the widest range of options for receiving proceeds from a sale.

   If your request is received by 4 p.m. ET in correct form, proceeds are usually sent on the next business day. Proceeds can be sent to you by mail or to your bank account by Automated Clearing House (ACH) transfer or bank wire.
   Proceeds sent by ACH transfer should be credited the second day after the sale. ACH is an automated method of initiating payments from, and receiving payments in, your financial institution account. ACH is a payment system supported by over

   20,000 banks, savings banks, and credit unions, which electronically exchanges the transactions primarily through the Federal
Reserve Banks.
   Proceeds sent by bank wire should be credited to your account the next business day.

  . Exception: Under certain circumstances and when deemed to be in the fund's best interests, your proceeds may not be sent for up to five business days after receiving your sale or exchange request. If you were exchanging into a bond or money fund, your new investment would not begin to earn dividends until the sixth business day.

  . If for some reason we cannot accept your request to sell shares, we will contact you.

   Contingent Redemption Fee
   The funds can experience substantial price fluctuations and is intended for long-term investors. Short-term "market timers" who engage in frequent purchases and redemptions can disrupt the fund's investment program and create additional transaction costs that are borne by all shareholders. For these reasons, the funds assess a 0.50% fee on redemptions
(including
   exchanges) of fund shares held for less than six months.

      Redemption fees are paid to the funds to help offset transaction costs and protect the funds' long-term shareholders. The funds will use the "first-in, first-out" (FIFO) method to determine the six-month holding period. Under this method, the date of the redemption or exchange will be compared with the earliest purchase date of shares held in the account. If this holding period is less than six months, the fee will be charged.

   The fee does not apply to any shares purchased through reinvestment of dividends or to shares held in retirement plans such as 401(k), 403(b),457,
   Keogh, profit sharing, SIMPLE IRA, SEP-IRA, and money purchase pension accounts. The fee does apply to shares held in IRA accounts and to shares purchased through automatic investment plans (described under Shareholder
   Services). The fee may apply to shares in retirement plans held in broker omnibus accounts.

   In determining "six months" the funds will use the six-month anniversary date of the transaction. Thus, shares purchased on January 1, 1998, for example, will be subject to the fee if they are redeemed on or prior to June 30, 1998.
   If they are redeemed on or after July 1, 1998, they will not be subject to the fee.

 USEFUL INFORMATION ON DISTRIBUTIONS AND TAXES
 ----------------------------------------------------------
  . All net investment income and realized capital gains are distributed to shareholders.
Dividends and Other Distributions


Dividend and capital gain distributions are reinvested in additional fund shares in your account unless you select another option on your New Account
Form. The
advantage of reinvesting distributions arises from compounding; that is, you receive income dividends and capital gain distributions on a rising number of shares.
Distributions not reinvested are paid by check or transmitted to your bank account via ACH. If the Post Office cannot deliver your check, or if your check remains uncashed for six months, the fund reserves the right to reinvest your distribution check in your account at the NAV on the business day of the reinvestment and to reinvest all subsequent distributions in shares of the fund.
Income dividends
The Equity Index 500 Fund declares and pays dividends (if any) quarterly.
The Extended Market and Total Market Funds declare and pay dividends
(if any)
annually.
All or part of the funds' dividends will be eligible for the 70% deduction for dividends received by corporations.
Capital gains
A capital gain or loss is the difference between the purchase and sale price of a security.

T. ROWE PRICE                                 2
  . If the fund has net capital gains for the year (after subtracting any capital losses), they are usually declared and paid in December to shareholders of record on a specified date that month. If a second distribution is necessary, it is usually declared and paid during the first quarter of the following year.


 Tax Information

  . You will be sent timely information for your tax filing needs.

   You need to be aware of the possible tax consequences when:

  . The fund makes a distribution to your account.

  . You sell fund shares, including an exchange from one fund to another.

   Taxes on fund redemptions
   When you sell shares in any fund, you may realize a gain or loss. An exchange from one fund to another is still a sale for tax purposes.

   In January, you will be sent Form 1099-B, indicating the date and amount of each sale you made in the fund during the prior year. This information will also be reported to the IRS. For accounts opened new or by exchange in 1983 or later, we will provide you with the gain or loss of the shares you sold during the year, based on the "average cost" method. This information is not reported to the IRS, and you do not have to use it. You may calculate the cost basis using other methods acceptable to the IRS, such as "specific identification."

   To help you maintain accurate records, we send you a confirmation immediately following each transaction you make (except for systematic purchases and redemptions) and a year-end statement detailing all your transactions in each fund account during the year.

   Taxes on fund distributions
  . The following summary does not apply to retirement accounts, such as IRAs, which are tax-deferred until you withdraw money from them.

   In January, you will be sent Form 1099-DIV indicating the tax status of any dividend and capital gain distribution made to you. This information will also be reported to the IRS. All distributions made by the funds are taxable to you for the year in which they were paid. The only exception is that distributions declared during the last three months of a calendar year and paid in January are taxed as though they were paid by December
31. You will
   be sent any additional information you need to determine your taxes on fund distributions, such as the portion of your dividend, if any, that may be exempt from state income taxes.

 MORE ABOUT THE FUND
                                        3
 ORGANIZATION AND MANAGEMENT
 ----------------------------------------------------------

 How is the fund organized?


   The fund was incorporated in Maryland in 1989, and is a "diversified, open-end investment company," or mutual fund. Mutual funds pool money

   As with all mutual funds, investors purchase shares when they put money in a fund. These shares are part of a fund's authorized capital stock, but share
  o Cast one vote per share on certain fund matters, including the election of fund directors, changes in fundamental policies, or approval of changes in

   The funds are not required to hold annual meetings and, in order to avoid unnecessary costs to fund shareholders, do not intend to do so except when certain matters, such as a change in a fund's fundamental policies, are to be decided. In addition, shareholders representing at least 10% of all eligible votes may call a special meeting if they wish for the purpose of voting on the removal of any fund director or trustee. If a meeting is held and you cannot attend, you can vote by proxy. Before the meeting, the fund will send you proxy materials that explain the issues to be decided and include a

   The fund is governed by a Board of Directors that meets regularly to review the fund's investments, performance, expenses, and other business affairs.
   The Board elects the fund's officers. The policy of the fund is that the
  o All decisions regarding the purchase and sale of fund investments are made by T. Rowe Price-specifically by the fund's portfolio managers.

ABOUT YOUR ACCOUNT                            17
   Portfolio Management

   The fund has an Investment Advisory Committee composed of the following members: Richard T. Whitney, Chairman, Kristen F. Culp, and
Donald J. Peters.
   The committee chairman has day-to-day responsibility for managing the portfolio and works with the committee in developing and executing the fund's investment program. Mr. Whitney has been chairman of the fund's committee since 1990. He joined T. Rowe Price in 1985 and has been managing investments since 1986.

   Marketing
   T. Rowe Price Investment Services, Inc., a wholly owned subsidiary of T. Rowe
   Price, distributes (sells) shares of this and all other T.
Rowe Price funds.

   Shareholder Services
   T. Rowe Price Services, Inc., another wholly owned subsidiary, acts as the fund's transfer and dividend disbursing agent and provides shareholder and administrative services. Services for certain types of retirement plans are provided by T. Rowe Price Retirement Plan Services, Inc., also a wholly owned subsidiary. The address for each is 100 East Pratt St., Baltimore, MD 21202.


 How are fund expenses determined?

   The management agreement spells out the expenses to be paid by the fund. In addition to the management fee, the fund pays for the following: shareholder service expenses; custodial, accounting, legal, and audit fees; costs of preparing and printing prospectuses and reports sent to shareholders;
   registration fees and expenses; proxy and annual meeting expenses (if any);
   and director/trustee fees and expenses.


  o For the fiscal year ended December 31, 1996, fees paid by the fund included the following: $249,000 to T. Rowe Price Services, Inc. for transfer and dividend disbursing functions and shareholder services;
$854,000 to T. Rowe
   Price Retirement Plan Services, Inc. for recordkeeping services for certain retirement plans; and $61,000 to T. Rowe Price for accounting services.

   The Management Fee
   The fund pays the fund manager an annual investment management fee of 0.20%
   of the average daily net asset value of the fund. The fund calculates and accrues the fee daily.

T. ROWE PRICE                                 18
 UNDERSTANDING PERFORMANCE INFORMATION
 ----------------------------------------------------------
   This section should help you understand the terms used to describe fund performance. You will come across them in shareholder reports you receive from us, in our newsletter, The Price Report, in Insights articles, in T.
   Rowe Price advertisements, and in the media.


 Total Return

   This tells you how much an investment in a fund has changed in value over a given time period. It reflects any net increase or decrease in the share price and assumes that all dividends and capital gains (if any) paid during the period were reinvested in additional shares. Including reinvested distributions means that total return numbers include the effect of compounding, i.e., you receive income and capital gain distributions on a rising number of shares.

   Advertisements for a fund may include cumulative or compound average annual total return figures, which may be compared with various indices, other performance measures, or other mutual funds.

  o Total return is the most widely used performance measure.
Detailed
   performance information is included in the fund's annual and semiannual shareholder reports, and in the quarterly Performance Update, which are all available without charge.


 Cumulative Total Return

   This is the actual rate of return on an investment for a specified period. A cumulative return does not indicate how much the value of the investment may have fluctuated between the beginning and the end of the period specified.


 Average Annual Total Return


   This is always hypothetical. Working backward from the actual cumulative return, it tells you what constant year-by-year return would have produced the actual cumulative return. By smoothing out all the variations in annual performance, it gives you an idea of the investment's annual contribution to your portfolio provided you held it for the entire period in question.



 INVESTMENT POLICIES AND PRACTICES
 ----------------------------------------------------------
   This section takes a detailed look at some of the types of securities the fund may hold in its portfolio and the various kinds of investment practices that may be used in day-to-day portfolio management. The fund's investment program is subject to further restrictions and risks described in the
   Statement of Additional Information.

ABOUT YOUR ACCOUNT                            19
   Shareholder approval is required to substantively change the fund's objectives and certain investment restrictions noted in the following section as "fundamental policies." The managers also follow certain
"operating
   policies" which can be changed without shareholder approval.
However,
   significant changes are discussed with shareholders in fund reports. The fund adheres to applicable investment restrictions and policies at the time it makes an investment. A later change in circumstances will not require the sale of an investment if it was proper at the time it was made.

   Changes in the fund's holdings, the fund's performance, and the contribution of various investments are discussed in the shareholder reports sent to you.

  o Fund managers have considerable leeway in choosing investment strategies and selecting securities they believe will help the fund achieve its objective.


 Types of Portfolio Securities


   In seeking to meet its investment objective, the fund may invest in any type of security or instrument (including certain potentially high-risk derivatives described in this section) whose investment characteristics are consistent with the fund's investment program. The following pages describe the principal types of portfolio securities and investment management practices of the fund.

   Fundamental policy The fund will not purchase a security if, as a result, with respect to 75% of its total assets, more than 5% of its total assets would be invested in securities of a single issuer or if more than 10% of the voting securities of the issuer would be held by the fund.

   Hybrid Instruments
   These instruments (a type of potentially high-risk derivative) can combine the characteristics of securities, futures, and options. For example, the principal amount, redemption, or conversion terms of a security could be related to the market price of some commodity, currency, or securities index.
   Such securities may bear interest or pay dividends at below market (or even relatively nominal) rates. Under certain conditions, the redemption value of such an investment could be zero.

  o Hybrids can have volatile prices and limited liquidity and their use by the fund may not be successful.

   Operating policy The fund may invest up to 10% of its total assets in hybrid instruments.

T. ROWE PRICE                                 20
 Types of Management Practices


   Cash Position
   The fund will hold a certain portion of its assets in U.S. and foreign dollar-denominated money market securities, including repurchase agreements, in the two highest rating categories, maturing in one year or less. For temporary, defensive purposes, the fund may invest without limitation in such securities. This reserve position provides flexibility in meeting redemptions, expenses, and the timing of new investments and serves as a short-term defense during periods of unusual market volatility.

   Borrowing Money and Transferring Assets
   The fund can borrow money from banks as a temporary measure for emergency purposes, to facilitate redemption requests, or for other purposes consistent with the fund's investment objective and program. Such borrowings may be collateralized with fund assets, subject to restrictions.

   Fundamental policy Borrowings may not exceed 33/1//\\/3/\\% of total fund assets.

   Operating policies The fund may not transfer as collateral any portfolio securities except as necessary in connection with permissible borrowings or investments, and then such transfers may not exceed
33/1//\\/3/\\% of the
   fund's total assets. The fund may not purchase additional securities when borrowings exceed 5% of total assets.

   Futures and Options
   The fund may make such investments to provide an efficient means of maintaining liquidity while being invested in the market, to facilitate trading or to reduce transaction costs. The fund may also purchase call options on stock indices. Such options would be used in a manner similar to the fund's use of stock index futures.

   Futures contracts and options prices can be highly volatile;
using them could
   lower the fund's total return; and the potential loss from the use of futures can exceed the fund's initial investment in such contracts.

   Operating policies Futures: Initial margin deposits and premiums on options used for non-hedging purposes will not equal more than 5% of the fund's net asset value. Options on indicies: The fund will not commit more than 5% of its total assets to premiums when purchasing call options.

MORE ABOUT THE FUND                           21
   Lending of Portfolio Securities
   Like other mutual funds, the fund may lend securities to broker-dealers, other institutions, or other persons to earn additional income. The principal risk is the potential insolvency of the broker-dealer or other borrower. In this event, the fund could experience delays in recovering its securities and possibly capital losses.

   Fundamental policy The value of loaned securities may not exceed
   33/1//\\/3/\\% of total fund assets.

   Portfolio Turnover

   The fund will not generally trade in securities for short-term profits, but, when circumstances warrant, securities may be purchased and sold without regard to the length of time held. A high turnover rate may increase transaction costs and result in additional taxable gains. The fund's portfolio turnover rates for the fiscal years ending December
31, 1996, 1995,
   and 1994, were 1.30%, 1.30%, and 1.30%, respectively.

   Standard & Poor's
   Although S&P obtains information for inclusion in or for use in the calculation of the S&P 500 Index from sources which S&P considers reliable,
   S&P does not guarantee the accuracy and/or the completeness of the S&P 500
   Index or any data included therein. S&P makes no warranty, express or implied, as to results to be obtained by the fund, or any other person or entity from the use of the S&P 500 Index or any data included therein. S&P makes no express or implied warranties, and expressly disclaims all warranties of merchantability or fitness for a particular purpose with respect to the S&P 500 Index or any data included therein.
Standard &
   Poor's, S&P, S&P 500 Index, Standard & Poor's 500, and 500 are trademarks of
   McGraw-Hill, Inc. and have been licensed for use by the fund.
The fund is not
   sponsored, endorsed, sold, or promoted by S&P, and S&P makes no representation regarding the advisability of investing in the fund.

 INVESTING WITH T. ROWE PRICE
                                        4
 ACCOUNT REQUIREMENTS AND TRANSACTION INFORMATION
 ----------------------------------------------------------
Tax Identification Number

We must have your correct Social Security or corporate tax identification number on a signed New Account Form or W-9 Form. Otherwise, federal law requires the funds to withhold a percentage (currently 31%) of your dividends, capital gain distributions, and redemptions, and may subject you to an IRS fine. If this information is not received within 60 days after your account is established,
Always verify your transactions by carefully reviewing the confirmation we send
Employer-Sponsored Retirement Plans and Institutional Accounts T.
Rowe Price
Transaction procedures in the following sections may not apply to employer-sponsored retirement plans and institutional accounts. For procedures regarding employer-sponsored retirement plans, please call T. Rowe Price Trust
Company or consult your plan administrator. For institutional account


$2,500 minimum initial investment; $1,000 for retirement plans or gifts or
If you own other T. Rowe Price funds, be sure to register any new account just like your existing accounts so you can exchange among them easily. (The name and
Please make your check payable to T. Rowe Price Funds (otherwise it will be returned) and send your check together with the New Account Form to the address on the next page. We do not accept third party checks to open new accounts, except for IRA Rollover checks that are properly endorsed.

INVESTING WITH T. ROWE PRICE                  23
Regular Mail
T. Rowe Price Account Services P.O. Box 17300 Baltimore, MD
21298-9353

Mailgram, Express, Registered, or Certified Mail
T. Rowe Price Account Services 10090 Red Run Blvd. Owings Mills,
MD 21117

By Wire
Call Investor Services for an account number and give the following wire information to your bank:


PNC Bank, N.A. (Pittsburgh) ABA# 043000096 T. Rowe Price [fund name] Account#
1004397951 account name and account number

Complete a New Account Form and mail it to one of the appropriate addresses listed above.

Note: No services will be established and IRS penalty withholding may occur until a signed New Account Form is received. Also, retirement plans cannot be opened by wire.

By Exchange

Call Shareholder Services or use Tele*Access or your personal computer (see
Automated Services under Shareholder Services). The new account will have the same registration as the account from which you are exchanging. Services for the new account may be carried over by telephone request if preauthorized on the existing account. For limitations on exchanging, see explanation of Excessive
Trading under Transaction Procedures and Special
Requirements.

In Person

Drop off your New Account Form at any location listed on the cover and obtain a receipt.

T. ROWE PRICE                                 24
 PURCHASING ADDITIONAL SHARES
 ----------------------------------------------------------

$100 minimum purchase; $50 minimum for retirement plans, Automatic Asset
Builder, and gifts or transfers to minors (UGMA/UTMA) accounts

By ACH Transfer

Use Tele*Access, your personal computer, or call Investor
Services if you have
established electronic transfers using the ACH network.

By Wire
Call Shareholder Services or use the wire address in Opening a New Account.

By Mail

1. Make your check payable to T. Rowe Price Funds (otherwise it may be returned).

2. Mail the check to us at the address shown below with either a fund reinvestment slip or a note indicating the fund you want to buy and your fund account number.

3. Remember to provide your account number and the fund name on the memo line of your check.

Regular Mail
T. Rowe Price Funds Account Services P.O. Box 89000 Baltimore, MD
21289-1500

/(For mailgrams, express, registered, or certified mail, see previous /
/section.)/

By Automatic Asset Builder
Fill out the Automatic Asset Builder section on the New Account or Shareholder
Services Form.



 EXCHANGING AND REDEEMING SHARES
 ----------------------------------------------------------
By Phone

Call Shareholder Services
If you find our phones busy during unusually volatile markets, please consider placing your order by your personal computer, Tele*Access (if you have previously authorized telephone services), mailgram, or express mail. For exchange policies, please see Transaction Procedures and Special Requirements
-Excessive Trading.

INVESTING WITH T. ROWE PRICE                  25
Redemption proceeds can be mailed to your account address, sent by ACH transfer, or wired to your bank (provided your bank information is already on file). For charges, see Electronic Transfers -By Wire under Shareholder
Services.

By Mail
For each account involved, provide the account name, number, fund name, and exchange or redemption amount. For exchanges, be sure to indicate any fund you are exchanging out of and the fund or funds you are exchanging into. Please mail to the appropriate address below. T. Rowe Price requires the signatures of all owners exactly as registered, and possibly a signature guarantee (see
Transaction Procedures and Special Requirements-Signature
Guarantees).

Regular Mail
For nonretirement and IRA accounts
T. Rowe Price Account Services P.O. Box 89000 Baltimore, MD
21289-0220

For employer-sponsored retirement accounts
T. Rowe Price Trust Company P.O. Box 89000 Baltimore, MD
21289-0300

/(For mailgrams, express, registered, or certified mail, see addresses / /under
Opening a New Account.)/


Redemptions from employer-sponsored retirement accounts must be in writing;
please call T. Rowe Price Trust Company or your plan administrator for instructions. IRA distributions may be requested in writing or by telephone;
please call Shareholder Services to obtain an IRA Distribution
Form or an IRA
Shareholder Services Form to authorize the telephone redemption service.

Rights Reserved by the Fund

The fund and its agents reserve the right to waive or lower investment minimums;
to accept initial purchases by telephone or mailgram; to refuse any purchase order; to cancel or rescind any purchase or exchange (for example, if an account has been restricted due to excessive trading or fraud) upon notice to the shareholder within five business days of the trade or if the written confirmation has not been received by the shareholder, whichever is sooner; to

T. ROWE PRICE                                 26
freeze any account and suspend account services when notice has been received of a dispute between the registered or beneficial account owners or there is reason to believe a fraudulent transaction may occur; to otherwise modify the conditions of purchase and any services at any time; or to act on instructions believed to be genuine.



 SHAREHOLDER SERVICES
 ----------------------------------------------------------
Shareholder Services 1-800-225-5132 1-410-625-6500 Investor
Services
1-800-638-5660 1-410-547-2308
Many services are available to you as a T. Rowe Price shareholder; some you receive automatically, and others you must authorize on the New Account Form. By signing up for services on the New Account Form rather than later on, you avoid having to complete a separate form and obtain a signature guarantee. This section reviews some of the principal services currently offered. Our Services
Guide contains detailed descriptions of these and other services.

If you are a new T. Rowe Price investor, you will receive a Services Guide with our Welcome Kit.


Note: Corporate and other institutional accounts require an original or certified resolution to establish services and to redeem by mail.
For more
information, call Investor Services.

Retirement Plans

We offer a wide range of plans for individuals, institutions, and large and small businesses: IRAs, SIMPLE IRAs, SEP-IRAs, Keoghs (profit sharing, money purchase pension), 401(k), and 403(b)(7). For information on IRAs, call Investor
Services. For information on all other retirement plans, including our no-load variable annuity, please call our Trust Company at 1-800-492-7670.

Exchange Service

You can move money from one account to an existing identically registered account, or open a new identically registered account. Remember, exchanges are purchases and sales for tax purposes. (Exchanges into a state tax-free fund are limited to investors living in states where the funds are registered.) Some of the T. Rowe Price

INVESTING WITH T. ROWE PRICE                  27
funds may impose a redemption fee of 0.5% to 2% on shares held for less than six months or one year, as specified in the prospectus. The fee is paid to the fund.


Automated Services Tele*Access 1-800-638-2587 24 hours, 7 days
Tele*Access

24-hour service via toll-free number enables you to (1) access information on fund yields, prices, distributions, account balances, and your latest transaction; (2) request checks, prospectuses, services forms, duplicate statements, and tax forms; and (3) initiate purchase, redemption, and exchange transactions in your accounts (see Electronic Transfers below).

T. Rowe Price OnLine
24-hour service via dial-up modem provides the same services as Tele*Access but on a personal computer. Please call Investor Services for an information guide.

Plan Account Line 1-800-401-3279
Plan Account Line
This 24-hour service is similar to Tele*Access, but is designed specifically to meet the needs of retirement plan investors.

Telephone and Walk-In Services
Buy, sell, or exchange shares by calling one of our service representatives or by visiting one of our investor center locations whose addresses are listed on the cover.

Electronic Transfers
By ACH

With no charges to pay, you can initiate a purchase or redemption for as little as $100 or as much as $100,000 between your bank account and fund account using the ACH network. Enter instructions via Tele*Access or your personal computer, or call Shareholder Services.

By Wire
Electronic transfers can be conducted via bank wire. There is currently a $5 fee for wire redemptions under $5,000, and your bank may charge for incoming or outgoing wire transfers regardless of size.

Checkwriting

(Not available for equity funds, or the High Yield or Emerging
Markets Bond
Funds) You may write an unlimited number of free checks on any money market fund, and most bond funds, with a minimum of $500 per check. Keep in mind, however, that a check results in a redemption; a check written on a bond fund will create a taxable event which you and we must report to the IRS.

T. ROWE PRICE                                 28
Automatic Investing
($50 minimum) You can invest automatically in several different ways, including:

Automatic Asset Builder

You instruct us to move $50 or more from your bank account, or you can instruct your employer to send all or a portion of your paycheck to the fund or funds you designate.

Automatic Exchange
You can set up systematic investments from one fund account into another, such as from a money fund into a stock fund.



 DISCOUNT BROKERAGE
 ----------------------------------------------------------
This additional service gives you the opportunity to easily consolidate all of your investments with one company. Through our discount brokerage, you can buy and sell individual securities - stocks, bonds, options, and others - at considerable commission savings over full-service brokers. We also provide a wide range of services, including:

To open an account 1-800-638-5660 For existing discount brokerage investors
1-800-225-7720
Automated telephone and on-line services
You can enter trades, access quotes, and review account information 24 hours a day, seven days a week. Any trades executed through these programs save you an additional 10% on commissions.

Note: Discount applies to our current commission schedule, subject to our $35 minimum commission.

Investor information
A variety of informative reports, such as our Brokerage Insights series, S&P
Market Month Newsletter, and select stock reports can help you better evaluate economic trends and investment opportunities.

Dividend Reinvestment Service
Virtually all stocks held in customer accounts are eligible for this service-free of charge.

/Discount Brokerage is a division of //T. Rowe Price// Investment
/ /Services,
Inc., Member NASD/SIPC./

INVESTING WITH T. ROWE PRICE                  29

 INVESTMENT INFORMATION
 ----------------------------------------------------------
To help shareholders monitor their current investments and make decisions that accurately reflect their financial goals, T. Rowe Price offers a wide variety of information in addition to account statements.

Shareholder Reports
Fund managers' reviews of their strategies and results. If several members of a household own the same fund, only one fund report is mailed to that address. To receive additional copies, please call Shareholder Services or write to us at
100 East Pratt Street, Baltimore, Maryland 21202.

The T. Rowe Price Report
A quarterly investment newsletter discussing markets and financial strategies.

Performance Update
Quarterly review of all T. Rowe Price fund results.

Insights
Educational reports on investment strategies and financial markets.

Investment Guides
Asset Mix Worksheet, College Planning Kit, Personal Strategy
Planner, Retirees
Financial Guide, Retirement Planning Kit, Tax Considerations for
Investors, and
Diversifying Overseas: A T. Rowe Price Guide to International
Investing.

To help you achieve your financial goals, T. Rowe Price offers a wide range of stock, bond, and money market investments, as well as convenient services and timely, informative reports.

To Open a Mutual Fund Account
 Investor Services
 1-800-638-5660    1-410-547-2308

For Existing Accounts
 Shareholder Services
 1-800-225-5132
 1-410-625-6500


For Yields, Prices, Account Information, or to Conduct
Transactions
 Tele*Access/(R)/

 1-800-638-2587    24 hours, 7 days


To Open a Discount Brokerage Account
 1-800-638-5660


Plan Account Line
 1-800-401-3279
 For retirement plan
 investors
Investor Centers
 101 East Lombard St.    Baltimore, MD 21202

 T. Rowe Price
 Financial Center
 10090 Red Run Blvd.
 Owings Mills, MD 21117

 Farragut Square
 900 17th Street, N.W.
 Washington, D.C. 20006

 ARCO Tower
 31st Floor
 515 South Flower St.
 Los Angeles, CA 90071

 4200 West Cypress St.
 10th Floor
 Tampa, FL 33607


Internet Address
 www.troweprice.com

F050-040 01/30/98

 PROSPECTUS
January 30, 1998
Equity Market IndexFunds

 Three funds seeking long-term capital growth through investments in common stocks.

FACTS AT A GLANCE
Equity Market Index Funds


Investment Goal
Equity Index 500 Fund seeks to match the total return of the Standard & Poor's
500 Composite Stock Index/(R)/ (S&P 500).

Extended Equity Market Index Fund seeks to match the total return of the
Wilshire 4500 Equity Index.

Total Equity Market Index Fund seeks to match the total return of the entire
U.S. equity market as represented by the Wilshire 5000 Equity
Index.

As with all mutual funds, there is no guarantee the funds will achieve their goals.


Strategy
Equity Index 500 Fund invests in all 500 stocks composing the mostly large-cap
S&P 500.

Extended Equity Market Index Fund invests in small- and mid-cap stocks representative of the Wilshire 4500/(R)/.

Total Equity Market Index Fund invests in small-, mid-, and large-cap stocks representative of the Wilshire 5000.


Risk/Reward
The funds are designed to provide investors with the same level of risk and reward reflected either in the entire U.S. stock market or in particular segments of it. Among the three funds, Extended Equity Market Index represents the highest level of potential risk and reward, Total Equity Market Index the next highest, and Equity Index 500 the lowest level. The share price of each fund may decline, causing a loss.


Investor Profile
Investors seeking capital growth over time, plus dividend income in the case of the Equity Index 500 Fund. Investors should assess their risk tolerance and select a fund with a corresponding risk profile. They should be willing to accept the risk of loss inherent in common stock investing. Appropriate for both regular and tax-deferred accounts, such as IRAs.


Fees and Charges
100% no load. Shares held for less than six months (excluding those purchased through reinvested distributions) are subject to a 0.50% redemption fee. No fees or charges to buy shares or to reinvest dividends; no 12b-1 marketing fees; free telephone exchange among T. Rowe Price funds.


   Investment Manager
Founded in 1937 by the late Thomas Rowe Price, Jr., T. Rowe Price
Associates,
Inc. ("T. Rowe Price") and its affiliates managed approximately
$125 billion
for more than six million individual and institutional investor accounts as of
September 30, 1997.

T. Rowe Price Index Trust, Inc.

Prospectus

January 30, 1998
THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE
SECURITIES AND
EXCHANGE COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE
COMMISSION PASSED UPON
THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION
TO THE CONTRARY
IS A CRIMINAL OFFENSE.

T. ROWE PRICE                                 2
CONTENTS
1

ABOUT THE FUNDS
Transaction and Fund Expenses 2
Financial Highlights      4
Fund, Market, and Risk Characteristics 5


2

ABOUT YOUR ACCOUNT
Pricing Shares and Receiving Sale Proceeds 10
Distributions and Taxes   12
Transaction Procedures and Special Requirements 14


3

MORE ABOUT THE FUNDS
Organization and Management 17
Understanding Performance Information 19
Investment Policies and Practices 20


4

INVESTING WITH T. ROWE PRICE
Account Requirements and Transaction Information 24
Opening a New Account     24
Purchasing Additional Shares 26
Exchanging and Redeeming  26
Shareholder Services      28
Discount Brokerage         30
Investment Information     31

   This prospectus contains information you should know before investing. Please keep it for future reference. A Statement of Additional
Information about the
fund, dated January 30, 1998, has been filed with the Securities and Exchange
Commission and is incorporated by reference in this prospectus.
To obtain a free
copy, call 1-800-638-5660.

                                             3
 ABOUT THE FUND
                                        1


 TRANSACTION AND FUND EXPENSES
 ----------------------------------------------------------
  o Like all T. Rowe Price funds, these funds are 100% no load.

   These tables should help you understand the kinds of expenses you will bear directly or indirectly as a fund shareholder.

   Shareholder Transaction Expenses in Table 1 shows that you pay no sales charges. All the money you invest in the fund goes to work for you, subject to the fees explained below. Annual Fund Expenses provides an estimate of how much it will cost to operate a fund for a year, based on: 1996 fiscal year expenses for the Equity Index 500 Fund; and on projected fiscal year expenses for the other two funds; and the applicable expense limitations for each fund
   (shown in Table 3). These are costs you pay indirectly because they are deducted from the fund's total assets before the daily share price is calculated and before dividends and other distributions are made. In other words, you will not see these expenses on your account statement.

 Table 1

     Shareholder
     Transaction Expenses                      Extended Equity
Total Equity Market
                             Equity Index 500  Market Index
Index
     Sales charge "load" on
     purchases               None              None
None

     Sales charge "load" on
     reinvested
     distributions           None              None
None

     Redemption fees (for
     shares held less than
     six months)/a/          0.50%             0.50%
0.50%

     Exchange fees           None              None
None

     Account maintenance
     fee/b/                  $10               $10
$10
     Annual Fund Expenses
     (after reduction)       Percentage of Fiscal Year Average
Net Assets
     Management fee           0.14%/c/          ___%/d/
/ /___%/d/

     Marketing fees (12b-1)  None              None
None

     Total other
     (shareholder
     servicing, custodial,
     auditing, etc.)          0.26%/c/           ___%/d/
___%/d/

     Total fund expenses     0.40%/c/           ___%/d/
___%/d/
-----------------------------------------------------------------
----------------------


 /a/
  Please see Contingent Redemption Fee under Pricing Shares and
Receiving Sale
  Proceeds for additional infor-

T. ROWE PRICE                                 4
  mation.

 /b/
  A $2.50 quarterly account maintenance fee is charged for accounts with balances less than $10,000.

 /c/
  The fund's management fee, other expenses, and total expense ratio would have been 0.20%, 0.26%, and 0.46%, respectively, had T. Rowe Price not agreed to waive fees and bear any expenses in accordance with the expense limitations described in Table 3.

 /d/Had T. Rowe Price not agreed to waive fees and bear expenses in accordance with an expense limitation agreement, it is estimated that Extended Market
  Index and Total Market Index Funds' management fees, other expenses, and total expense ratios would have been ____%, ____%, and ____%, and ____%,
  ____%, and ____%, respectively.

  Note:The fund charges a $5 fee for wire redemptions under
                   $5,000, subject to change without notice.



   The main types of expenses, which all mutual funds may charge against fund assets, are:

  o A management fee The percent of fund assets paid to the funds' investment manager. The funds' fees are as follows: 0.20% for the Equity
Index 500 Fund;
   ___%, for the Extended Equity Market Index Fund; and ____% for the Total
   Equity Market Index Fund.

  o "Other" administrative expenses Primarily the servicing of shareholder accounts, such as providing statements and reports, disbursing dividends, and providing custodial services.

  o Marketing or distribution fees An annual charge ("12b-1") to existing shareholders to defray the cost of selling shares to new shareholders. T.
   Rowe Price funds do not levy 12b-1 fees.

   For further details on fund expenses, please see Organization and Management.

  o Hypothetical example Assume you invest $1,000, the fund returns 5% annually, expense ratios remain as listed previously, and you close your account at the end of the time periods shown. Your expenses would be:

 Table 2
     HypotheticalFundExpenses*

                              Fund    1 year     3 years   5
years    10 years

        Equity Index Fund Expenses    $4      $ 13        $22
  $51

     Extended Equity Fund Expenses  $___      $___         --
   --

        Total Equity Fund Expenses  $___      $___         --
   --
-----------------------------------------------------------------
--------------


 * Does not include account maintenance fee for accounts of less than $10,000.

  o Table 2 is just an example; actual expenses can be higher or lower than those shown.

   Table 3 sets forth expense ratio limitations and the periods for which they are effective. For each, T. Rowe Price has agreed to waive its fees and bear any expenses to the extent such fees or expenses would cause the fund's ratio of expenses to average net assets to exceed the indicated percentage limitations. Fees waived or expenses paid or assumed are subject to
reimbursement to T.Rowe Price by each fund through the indicated
reimbursement
date, but no reimbursement will be made if it would result in the fund's expense
ratio exceeding its specified limit.
                                            1

 Table 3
     Expense Ratio Limitations
                                                Expense Ratio
                             Limitation Period  Limitation
Reimbursement Date
     Equity Index 500        1/1/98-12/31/99    0.40%
12/31/01

     Extended Equity
     Market/a/               1/30/98-12/31/99   0.__%
12/31/01

     Total Market/b/         1/30/98-12/31/99   0.__%
12/31/01
----------------------------------------------------------------------
----------------------

a         The Equity Index 500 Fund previously operated under
limitations that
expired December 31, 1995, and 1997. T.Rowe Price agreed to extend each of the expense limitations for a period of two years. No reimbursement will be made after December 31, 1997 (for the first agreement) or December 31, 1999 (for the second agreement) or if it would result in the expense ratio exceeding 0.40%.
Financial Highlights
Table 4, which provides information about the Equity Index 500 Fund's financial history, is based on a single share outstanding throughout each fiscal year, and for the six months ended June 30, 1996. The table is part of the Equity Index
500 Fund's financial statements, which are included in its annual and semiannual reports, respectively, and are incorporated by reference into the Statement of
Additional Information (available upon request). The financial statements in the annual report were audited by Coopers & Lybrand L.L.P., the fund's independent accountants. The financial statements in the semiannual report are unaudited.

 Table 4  Financial Highlights
                              Income From Investment
                             Activities

               Net Asset                                   Net
Net Realized       Total From
     Period       Value,                            Investment       &
Unrealized       Investment
      Ended    Beginning                         Income (Loss)
Gain (Loss) on     Activities
               of Period
Investments

      1990/a/ $       10.00  $                               0.31/b/$
       (0.28)  $         0.03

       1991            9.72                                  0.34/b/
        2.46             2.80

       1992           12.10                                  0.32/b/
        0.53             0.85

       1993           12.63                                  0.32/b/
        0.86             1.18

       1994           13.48                                  0.36/b/
       (0.23)            0.13

       1995           13.09                                  0.39/b/
        4.43             4.82

       1996           17.21                                  0.38/c/
        3.47             3.85
      1997/e/         20.34                                  0.17/c/
        4.01             4.18
----------------------------------------------------------------------
---------------------------------
      Less Distributions
          Net  Asset Value

                     Net                         Distributions
                 Net Asset
              Investment       Net Realized      in Excess of
Total                    Value,
                Income )              Gain)      Net Realized
Distributions     End of Period
                                                 Gain

     $                (0.31)                --              --    $
(0.31)     $               9.72
                                                            --
                      (0.34)  $          (0.08)             --
(0.42)                    12.10
                                                            --
                      (0.31)             (0.01)             --
(0.32)                    12.63
                                                            --
                      (0.32)             (0.01)             --
(0.33)                    13.48

                      (0.36)             (0.09)  $(0.07)
(0.52)                    13.09

                      (0.40)             (0.30)             --
(0.70)                    17.21
                                                            --
                      (0.38)             (0.34)             --
(0.72)                    20.34
                      (0.16)             (0.15)              --
(0.31)                    24.21
----------------------------------------------------------------------
--------------------------------



  Table $  Financial Highlights (continued)

     Period
      Ended

      1990/a/

       1991

       1992

       1993

       1994

       1995

       1996

--------------
      Returns, Ratios, and Supplemental Data

                               Total Return            Net Assets
Ratio of        Ratio of Net
                                  (Includes            ($
thousands)Expenses to       Investment        Portfolio
                                 Reinvested
Average Net        Income to        TurnoverRate
                             Distributions)
Assets         Average Net

                  Assets

                                          0.4   %/b//d$     7,285
   0.45 %/b/           4.28 %/b/        7.0%

                                         29.2  /b/         22,069
   0.45 /b/            3.07 /b/         5.8

                                          7.19  /b/       128,242
   0.45 /b/            2.57/b/          0.1

                                          9.42  /b/       166,994
   0.45/b/             2.40 /b/         0.8

                                          1.01  /b/       270,165
   0.45 /b/            2.73 /b/         1.3

                                         37.16  /b/       457,256
   0.45/b/             2.54 /b/         1.3

                                         22.65/c/         807,655
   0.40///c/           2.05 /c/         1.3
                                         20.36          1,311,000
   0.40/cd/            0.82/cd/         0.9/d/
----------------------------------------------------------------------
------------------------------------------------

       Average
       Commission
       Rate Paid

                 --
                 --
                 --
                 --
                 --
                 --
                 --
                 --
                 --
                 --
                 --

      $      0.0183
             0.0150
--------------------






Footnotes appear on page 5.              (continued on next page)

a         For the period March 30, 1990 (commencement of
operations) to December
31, 1990.
b         Excludes expenses in excess of a 0.45% voluntary
expense limitation in
effect through December 31, 1995.
c         Excludes expenses in excess of a 0.40% voluntary
expense limitation in
effect through December 31, 1997.
d         Annualized.
e         For the 6 months ended June 30, 1997.
Fund, Market, and Risk Characteristics: What to Expect
To help you decide whether the funds are appropriate for you, this section takes a closer look at their investment objectives and approaches.
The fund or funds you select should not be relied upon as a complete investment program nor be used for short-term trading purposes.
What are the funds' objectives and investment programs?
Equity Index 500 Fund (formerly the Equity Index Fund) The fund's objective is to match the performance of the S&P 500 Stock Index. The fund will invest in all
500 stocks composing the S&P 500(R), which includes primarily large-cap companies operating across a broad spectrum of the U.S. economy. These stocks compose about 70% of the total market cap of the U.S. stock market. (Market capitalization is the number of outstanding shares multiplied by the stock price.)
Standard & Poor's first identifies important industry categories and then allocates a representative sample of stocks to them. It determines the appropriate percentage of each stock in the index by a weighting that reflects the total market value of its outstanding shares. Because of this weighting technique, the 50 largest companies in the index currently account for over 45% of its value. The inclusion of a stock in the index is in no way an endorsement by S&P of its attractiveness as an investment, nor is S&P a sponsor of the fund, or in any way affiliated with it.
Extended Equity Market Index Fund The fund's objective is to match the performance of U.S. stocks not included in the S&P 500 index. The fund defines these stocks as those which make up the Wilshire 4500 Equity Index.

This index consists of virtually all actively traded U.S. stocks not included in the S&P 500. These are primarily small and midcap stocks (market caps under $1 billion and $1 to 5 billion, respectively). The fund will seek to accomplish its objective by investing in a sample of stocks representative of the Wilshire 4500
Equity Index. Despite its name, this index includes over 6,500 stocks.
Total Equity Market Index Fund The fund's objective is to match the performance of the entire U.S. stock market. The fund defines the U.S. stock market as those stocks which make up the Wilshire 5000 Equity Index. This index consists of virtually all actively traded U.S. stocks (over 7,000). The fund will seek to accomplish its objective by investing in a broad spectrum of small, mid, and largecap stocks representative of the Wilshire 5000 Equity Index. The inclusion of a stock in the Wilshire indexes is in no way an endorsement by
Wilshire of its attractiveness as an investment, nor is Wilshire a sponsor of the funds or in any way affiliated with them. Stocks in both Wilshire indexes are weighted according to market capitalization.

 Table 5
     Index Funds Comparison Guide
     Fund                    Investment Emphasis     Type of Stocks
     Risk/Reward Profile

     (Relative to one

     another)
     Equity Index 500        S&P 500 stocks          Large-cap
     Lowest

     Extended Equity Market  Broad market apart      Small- and
mid-cap      Highest
     Index                   from S&P 500            stocks

     Total Equity Market     Broad market including  Blend of mid-,
small-,  Medium
     Index                   S&P 500 stocks          and large- cap
stocks
----------------------------------------------------------------------
-------------------------------


How will the funds' portfolios specifically attempt to match the performances of their indexes?
The Equity Index 500 Fund relies on a full replication strategy, in which the fund manager attempts to maintain holdings of every S&P 500 stock in the same weightings as the index.
The Extended Equity Market Index Fund will invest in stocks representative of the Wilshire 4500 Index in an attempt to track the performance of the index as a whole.
The Total Equity Market Index Fund will invest in stocks representative of the
Wilshire 5000 in an attempt to match the entire U.S. stock market.
The investment manager selects stocks in an attempt to recreate the Wilshire indexes in terms of industry, size, and other characteristics. For example, if
15% of the Wilshire 4500 and 5000 consisted of technology stocks, the two funds pegged to the Wilshire indexes would invest approximately 15% of assets in technology stocks with similar characteristics. Since the funds do not invest in all the stocks in the indexes, it is possible that their total returns could deviate from those of the indexes.
T. Rowe Price continually compares the composition of all three funds with those of the indexes. If a misweighting develops, the portfolios are rebalanced to bring them in line with their respective indexes. When investing cash flow, the funds may purchase stocks from their indexes, stock index futures or stock options. This approach is intended to minimize any deviations in performance.
Will the funds' performances match their respective indexes exactly?
No. As discussed in the preceding question, the use of sampling for the Extended
Equity and Total Equity Funds may result in some deviation. In addition, returns are likely to be slightly below those of the indexes because the funds have fees and transaction expenses while indexes have none. The timing of cash flows and a fund's size can also influence returns. While there is no guarantee, the investment manager expects the correlation between the funds and their respective indexes to be a least .95. A correlation of 1.00 means the return of a fund can be completely explained by the return of an index.
How does a stock index fund differ from the typical stock fund? Index funds are passively managed, attempting to deviate as little as possible from a particular benchmark. Since fewer resources are devoted to researching stocks, and portfolio turnover (the buying and selling of stocks) is low, an index fund incurs lower costs than the average equity fund. The typical equity fund is actively managed, meaning the manager makes buy and sell decisions, based on a particular company's prospects, in pursuit of the fund's investment objective. In addition, index funds are fully invested in stocks while actively managed funds often hold some cash reserves.
What are some of the funds' potential risks?
Since the funds are passively managed, assets cannot be shifted from one stock to another based on market conditions or in reaction to trends in market sectors. Fund managers make no attempt to cushion a fund's value in the event of a stock market decline. Therefore, actively managed funds may outperform these funds.
The Equity Index 500 Fund will be subject to the same degree of fluctuation as that of the broad U.S. stock market, because it seeks to track the S&P 500. The
Extended Equity Market Index Fund will be subject to the greater risks associated with small and midcap stocks. Smaller companies often have limited product lines, markets, or financial resources, and may be dependent upon a small group of inexperienced managers. The securities of small companies may have limited marketability and liquidity and may be subject to more abrupt or erratic market movements than securities of larger companies or the market averages in general. The very nature of investing in smaller companies involves greater risk than is customarily associated with largecap companies. The Total
Equity Market Index Fund will have a risk level between the other two funds.
What are some of the funds' potential rewards?
Stocks have historically been among the most rewarding investments, although past performance is no guarantee of future results. Each fund offers investors the opportunity to diversify their assets in many industries and individual stocks through a single investment. Small- and mid-cap stocks also offer the potential for higher total returns over time. In the case of the S&P 500, most of these stocks pay a dividend, which, when reinvested, is an important capital-building component.
Index investing provides investors with a convenient and relatively lowcost way to approximate the performance of either the entire U.S. stock market or a segment of it.
Because the funds are passively managed, their expenses are lower than the average stock fund. Assuming all other factors are equal, lower expenses can increase a fund's total return. The funds' lower turnover may also offer a tax benefit, because the amount of capital gain distributions should be reduced.
What are some potential risks and rewards of investing in the stock market through the funds?
Common stocks, in general, offer a way to invest for longterm growth of capital.
As the U.S. economy has expanded, corporate profits have grown and share prices have risen. Nevertheless, economic growth has bee punctuated by periods of stagnation and recession. Share prices of all companies, even the best managed and most profitable, can fall for any number of reasons, ranging from lowerthanexpected earnings to changes in investor psychology. Significant trading by large institutional investors also can lead to price declines. Since
1950, the U.S. stock market has experienced 10 negative years as well as steep drops of shorter duration. Its worst calendar quarter in recent years was 22.5% in 1987's fourth quarter.
Equity investors should have a long-term investment horizon and be willing to wait out bear markets.
How can I decide which fund is most appropriate for me?

Review your own investment objectives, time horizon for achieving them, and risk tolerance to choose the fund or funds suitable for your particular needs. If you seek a relatively lowcost way of participating in the U.S. equity markets through a passively managed portfolio, one or more of these funds could be an appropriate part of your overall investment strategy.
The S&P 500 is one of the most widely tracked stock indexes in the world. If you are looking to closely match the return of the mostly largecap stocks in this index, with the same level of risk, you may choose to invest in the Equity Index
500 Fund.
If you seek potentially higher returns by assuming greater risk, and are also interested in approximating the return of the broader market of small and midcap stocks, you may wish to invest in the Extended Equity Market Index Fund.
Finally, if your risk/reward profile is between that of the first two funds and you would like to participate in the entire U.S. equity market, you may want to consider the Total Equity Market Index Fund.
   Is there other information I need to review before making a decision?
Be sure to read Investment Policies and Practices in Section 3, which discusses the principal types of portfolio securities that the fund may purchase as well as the types of management practices that the fund may use.
You should also review the information in Section 2, which discusses contingent redemption fees and account maintenance fees.

ABOUT YOUR ACCOUNT                            -1

 ABOUT YOUR ACCOUNT
                                        2


 PRICING SHARES AND RECEIVING SALE PROCEEDS
 ----------------------------------------------------------
   Here are some procedures you should know when investing in a
T. Rowe Price
   equity fund.


 How and when shares are priced

   The share price (also called "net asset value" or NAV per share) for each fund is calculated at 4 p.m. ET each day the New York Stock
Exchange is open
   for business. To calculate the NAV, a fund's assets are valued and totaled, liabilities are subtracted, and the balance, called net assets, is divided by the number of shares outstanding.

  . The various ways you can buy, sell, and exchange shares are explained at the end of this prospectus and on the New Account Form. These procedures may differ for institutional and employer-sponsored retirement accounts.


 How your purchase, sale, or exchange price is determined

   If we receive your request in correct form by 4 p.m. ET, your transaction will be priced at that day's NAV. If we receive it after 4 p.m., it will be priced at the next business day's NAV.

   We cannot accept orders that request a particular day or price for your transaction or any other special conditions.

   Note: The time at which transactions and shares are priced and the time until which orders are accepted may be changed in case of an emergency or if the
   New York Stock Exchange closes at a time other than 4 p.m. ET.


 How you can receive the proceeds from a sale

  . When filling out the New Account Form, you may wish to give yourself the widest range of options for receiving proceeds from a sale.

   If your request is received by 4 p.m. ET in correct form, proceeds are usually sent on the next business day. Proceeds can be sent to you by mail or to your bank account by Automated Clearing House (ACH) transfer or bank wire.
   Proceeds sent by ACH transfer should be credited the second day after the sale. ACH is an automated method of initiating payments from, and receiving payments in, your financial institution account. ACH is a payment system supported by over

   20,000 banks, savings banks, and credit unions, which electronically exchanges the transactions primarily through the Federal
Reserve Banks.
   Proceeds sent by bank wire should be credited to your account the next business day.

  . Exception: Under certain circumstances and when deemed to be in the fund's best interests, your proceeds may not be sent for up to five business days after receiving your sale or exchange request. If you were exchanging into a bond or money fund, your new investment would not begin to earn dividends until the sixth business day.

  . If for some reason we cannot accept your request to sell shares, we will contact you.

   Contingent Redemption Fee
   The funds can experience substantial price fluctuations and is intended for long-term investors. Short-term "market timers" who engage in frequent purchases and redemptions can disrupt the fund's investment program and create additional transaction costs that are borne by all shareholders. For these reasons, the funds assess a 0.50% fee on redemptions
(including
   exchanges) of fund shares held for less than six months.

      Redemption fees are paid to the funds to help offset transaction costs and protect the funds' long-term shareholders. The funds will use the "first-in, first-out" (FIFO) method to determine the six-month holding period. Under this method, the date of the redemption or exchange will be compared with the earliest purchase date of shares held in the account. If this holding period is less than six months, the fee will be charged.

   The fee does not apply to any shares purchased through reinvestment of dividends or to shares held in retirement plans such as 401(k), 403(b),457,
   Keogh, profit sharing, SIMPLE IRA, SEP-IRA, and money purchase pension accounts. The fee does apply to shares held in IRA accounts and to shares purchased through automatic investment plans (described under Shareholder
   Services). The fee may apply to shares in retirement plans held in broker omnibus accounts.

   In determining "six months" the funds will use the six-month anniversary date of the transaction. Thus, shares purchased on January 1, 1998, for example, will be subject to the fee if they are redeemed on or prior to June 30, 1998.
   If they are redeemed on or after July 1, 1998, they will not be subject to the fee.

 USEFUL INFORMATION ON DISTRIBUTIONS AND TAXES
 ----------------------------------------------------------
  . All net investment income and realized capital gains are distributed to shareholders.
Dividends and Other Distributions


Dividend and capital gain distributions are reinvested in additional fund shares in your account unless you select another option on your New Account Form. The advantage of reinvesting distributions arises from compounding; that is, you receive income dividends and capital gain distributions on a rising number of shares.
Distributions not reinvested are paid by check or transmitted to your bank account via ACH. If the Post Office cannot deliver your check, or if your check remains uncashed for six months, the fund reserves the right to reinvest your distribution check in your account at the NAV on the business day of the reinvestment and to reinvest all subsequent distributions in shares of the fund.
Income dividends
The Equity Index 500 Fund declares and pays dividends (if any) quarterly.
The Extended Market and Total Market Funds declare and pay dividends (if any) annually.
All or part of the funds' dividends will be eligible for the 70% deduction for dividends received by corporations.
Capital gains
A capital gain or loss is the difference between the purchase and sale price of a security.

T. ROWE PRICE                                 2
  . If the fund has net capital gains for the year (after subtracting any capital losses), they are usually declared and paid in December to shareholders of record on a specified date that month. If a second distribution is necessary, it is usually declared and paid during the first quarter of the following year.


 Tax Information

  . You will be sent timely information for your tax filing needs.

   You need to be aware of the possible tax consequences when:

  . The fund makes a distribution to your account.

  . You sell fund shares, including an exchange from one fund to another.

   Taxes on fund redemptions
   When you sell shares in any fund, you may realize a gain or loss. An exchange from one fund to another is still a sale for tax purposes.

   In January, you will be sent Form 1099-B, indicating the date and amount of each sale you made in the fund during the prior year. This information will also be reported to the IRS. For accounts opened new or by exchange in 1983 or later, we will provide you with the gain or loss of the shares you sold during the year, based on the "average cost" method. This information is not reported to the IRS, and you do not have to use it. You may calculate the cost basis using other methods acceptable to the IRS, such as "specific identification."

   To help you maintain accurate records, we send you a confirmation immediately following each transaction you make (except for systematic purchases and redemptions) and a year-end statement detailing all your transactions in each fund account during the year.

   Taxes on fund distributions
  . The following summary does not apply to retirement accounts, such as IRAs, which are tax-deferred until you withdraw money from them.

   In January, you will be sent Form 1099-DIV indicating the tax status of any dividend and capital gain distribution made to you. This information will also be reported to the IRS. All distributions made by the funds are taxable to you for the year in which they were paid. The only exception is that distributions declared during the last three months of a calendar year and paid in January are taxed as though they were paid by December
31. You will
   be sent any additional information you need to determine your taxes on fund distributions, such as the portion of your dividend, if any, that may be exempt from state income taxes.

ABOUT YOUR ACCOUNT                            3
   The tax treatment of a capital gain distribution is determined by how long the fund held the portfolio securities, not how long you held shares in the fund. Recent changes in the tax code revised capital gain holding periods for long-term gains and created a new class of mid-term gains.
Short-term (one
   year or less) capital gain distributions continue to be taxable at the same rate as ordinary income. Gains on securities held more than 12 months but not more than 18 months (mid-term gains) are taxed at the rates formerly applicable to long-term gains, and gains on securities held for more than 18 months are taxed at lower long-term rates. If you realize a loss on the sale or exchange of fund shares held six months or less, your short-term loss recognized is reclassified to long term to the extent of any net capital gain distribution received.

   Gains and losses from the sale of foreign currencies and the foreign currency gain or loss resulting from the sale of a foreign debt security can increase or decrease a fund's ordinary income dividend. Net foreign currency losses may result in the fund's dividend being classified as a return of capital.

   If a fund pays nonrefundable taxes to foreign governments during the year, the taxes will reduce the fund's dividends, but will still be included in your taxable income. However, you may be able to claim an offsetting deduction on your tax return for your portion of foreign taxes paid by the fund.

  . Distributions are taxable whether reinvested in additional shares or received in cash.

   Tax effect of buying shares before a capital gain or dividend distribution.
   If you buy shares shortly before or on the "record date"-the date that establishes you as the person to receive the upcoming distribution-you will receive in the form of a taxable distribution a portion of the money you just invested. Therefore, you may wish to find out a fund's record date(s) before investing. Of course, the fund's share price may reflect undistributed capital gains or income and unrealized appreciation at any time.



 TRANSACTION PROCEDURES AND SPECIAL REQUIREMENTS
 ----------------------------------------------------------
  . Following these procedures helps assure timely and accurate transactions.


 Purchase Conditions

   Nonpayment
   If your payment is not received or you pay with a check or ACH transfer that does not clear, your purchase will be canceled. You will be responsible for any losses or expenses incurred by the fund or transfer agent, and the fund can

T. ROWE PRICE                                 4
   redeem shares you own in this or another identically registered T. Rowe Price fund as reimbursement. The fund and its agents have the right to reject or cancel any purchase, exchange, or redemption due to nonpayment.

   U.S. dollars
   All purchases must be paid for in U.S. dollars; checks must be drawn on U.S.
   banks.


 Sale (Redemption) Conditions

   10-day hold
   If you sell shares that you just purchased and paid for by check or ACH transfer, the fund will process your redemption but will generally delay sending you the proceeds for up to 10 calendar days to allow the check or transfer to clear. If your redemption request was sent by mail or mailgram, proceeds will be mailed no later than the seventh calendar day following receipt unless the check or ACH transfer has not cleared. (The
10-day hold
   does not apply to the following: purchases paid for by bank wire; cashier's, certified, or treasurer's checks; or automatic purchases through your paycheck.)

   Telephone, Tele*Access/(R)/, and personal computer transactions
   Exchange and redemption services through telephone and Tele*Access are established automatically when you sign the New Account Form unless you check the box which states that you do not want these services.
Personal computer
   transactions must be authorized separately. The fund uses reasonable procedures (including shareholder identity verification) to confirm that instructions given by telephone are genuine and is not liable for acting on these instructions. If these procedures are not followed, it is the opinion of certain regulatory agencies that the fund may be liable for any losses that may result from acting on the instructions given. A confirmation is sent promptly after the telephone transaction. All conversations are recorded.

   Redemptions over $250,000
   Large sales can adversely affect a portfolio manager's ability to implement a fund's investment strategy by causing the premature sale of securities that would otherwise be held. If, in any 90-day period, you redeem
(sell) more
   than $250,000, or your sale amounts to more than 1% of fund net assets, the fund has the right to pay the difference between the redemption amount and the lesser of the two previously mentioned figures with securities from the fund.


 Excessive Trading

  . T. Rowe Price may bar excessive traders from purchasing shares.

ABOUT YOUR ACCOUNT                            5
   Frequent trades, involving either substantial fund assets or a substantial portion of your account or accounts controlled by you, can disrupt management of the fund and raise its expenses. We define "excessive trading" as exceeding one purchase and sale involving the same fund within any 120-day period.

   For example, you are in fund A. You can move substantial assets from fund A to fund B and, within the next 120 days, sell your shares in fund B to return to fund A or move to fund C.

   If you exceed the number of trades described above, you may be barred indefinitely from further purchases of T. Rowe Price funds.

   Three types of transactions are exempt from excessive trading guidelines: 1)
   trades solely between money market funds; 2) redemptions that are not part of exchanges; and 3) systematic purchases or redemptions (see
Shareholder
   Services).


 Keeping Your Account Open

   Due to the relatively high cost to the funds of maintaining small accounts, we ask you to maintain an account balance of at least $1,000.
If your balance
   is below $1,000 for three months or longer, we have the right to close your account after giving you 60 days in which to increase your balance.


 Account Maintenance Fee

   The account maintenance fee is charged on a quarterly basis usually during the last week of a calendar quarter. On the day of the assessment, accounts with balances below $10,000 will be charged the fee. Please note that the fee will be charged to accounts that fall below $10,000 due to market fluctuations or other reasons. When an account with less than $10,000 is closed either through redemption or exchange, the fee will be charged and deducted from the proceeds. The fee will apply to IRA accounts. The fee does not apply to retirement plans directly registered with T. Rowe
Price
   Services.


 Signature Guarantees

  . A signature guarantee is designed to protect you and the T.
Rowe Price funds
   from fraud by verifying your signature.

   You may need to have your signature guaranteed in certain situations, such as:

  . Written requests 1) to redeem over $100,000, or 2) to wire redemption proceeds.

  . Remitting redemption proceeds to any person, address, or bank account not on record.

  . Transferring redemption proceeds to a T. Rowe Price fund account with a different registration (name or ownership) from yours.

T. ROWE PRICE                                 6
  . Establishing certain services after the account is opened.

   You can obtain a signature guarantee from most banks, savings institutions, broker-dealers, and other guarantors acceptable to T. Rowe
Price. We cannot
   accept guarantees from notaries public or organizations that do not provide reimbursement in the case of fraud.

ABOUT YOUR ACCOUNT                            7
 MORE ABOUT THE FUND
                                        3


 ORGANIZATION AND MANAGEMENT
 ----------------------------------------------------------

 How is the fund organized?

   T. Rowe Price Index Trust, Inc. (the "Corporation") was incorporated in
   Maryland in 1989 and is a "diversified, open-end investment company," or mutual fund. Currently there are three series of the Corporation. The Equity
   Index 500 Fund was established in 1989, and the Extended
Equity Market Index
   and Total Equity Market Index Funds were established in 1997.
The Equity
   Index 500 Fund was originally established as the Equity Index
Fund but
   changed its name effective January 30, 1998. Mutual funds pool money received from shareholders and invest it to try to achieve specified objectives.

  . Shareholders benefit from T. Rowe Price's 60 years of investment management experience.


 What is meant by "shares"?

   As with all mutual funds, investors purchase shares when they put money in a fund. These shares are part of a fund's authorized capital stock, but share certificates are not issued.

   Each share and fractional share entitles the shareholder to:

  . Receive a proportional interest in a fund's income and capital gain distributions.

  . Cast one vote per share on certain fund matters, including the election of fund directors, changes in fundamental policies, or approval of changes in the fund's management contract.


 Do T. Rowe Price funds have annual shareholder meetings?

   The funds are not required to hold annual meetings and, in order to avoid unnecessary costs to fund shareholders, do not intend to do so except when certain matters, such as a change in a fund's fundamental policies, are to be decided. In addition, shareholders representing at least 10% of all eligible votes may call a special meeting, if they wish, for the purpose of voting on the removal of any fund director or trustee. If a meeting is held and you cannot attend, you can vote by proxy. Before the meeting, the fund will send you proxy materials that explain the issues to be decided and include a voting card for you to mail back.

T. ROWE PRICE                                 8
 Who runs the funds?

   General Oversight
   The Corporation is governed by a Board of Directors that meets regularly to review the funds' investments, performance, expenses, and other business affairs. The Board elects the Corporation's officers. The policy of the
   Corporation is that a majority of Board members will be independent of T.
   Rowe Price.

  . All decisions regarding the purchase and sale of fund investments are made by T. Rowe Price - specifically by the funds' portfolio managers.

   Portfolio Management
   Each fund has an Investment Advisory Committee composing the following members: Richard T. Whitney, Chairman, Kristen F. Culp, and
Donald J. Peters.
   The committee chairman has day-to-day responsibility for managing the portfolio and works with the committee in developing and executing each fund's investment program. Mr. Whitney has been chairman of the Equity Index
   500 Fund's committee since 1990 and was named chairman of the Advisory
   Committee for the Extended Equity Market and Total Equity
Market Funds in
   1998. He joined T. Rowe Price in 1985 and has been managing investments since
   1986.

   Marketing
   T. Rowe Price Investment Services, Inc., a wholly owned subsidiary of T. Rowe
   Price, distributes (sells) shares of this and all other T.
Rowe Price funds.

   Shareholder Services
   T. Rowe Price Services, Inc., another wholly owned subsidiary, acts as the fund's transfer and dividend disbursing agent and provides shareholder and administrative services. Services for certain types of retirement plans are provided by T. Rowe Price Retirement Plan Services, Inc., also a wholly owned subsidiary. The address for each is 100 East Pratt St., Baltimore, MD 21202.


 How are fund expenses determined?

   The management agreement spells out the expenses to be paid by each fund. In addition to the management fee, the funds pay for the following: shareholder service expenses; custodial, accounting, legal, and audit fees; costs of preparing and printing prospectuses and reports sent to shareholders;
   registration fees and expenses; proxy and annual meeting expenses (if any);
   and director/trustee fees and expenses.

ABOUT YOUR ACCOUNT                            9
   The Equity Index 500 Fund paid the expenses shown in Table 6 for the fiscal year ended December 31, 1996. The expenses shown for Extended
Equity Market
   and Total Equity Market Funds are estimated for the period ending December
   31, 1998.

 Table 6 Services Fees Paid
                                   Transfer Agent and
     Fund                          Shareholder Services
Subaccounting Services  Accounting Services

-----------------------------------------------------------------
--------------------------------
     Equity Index 500              $                     $
              $


-----------------------------------------------------------------
--------------------------------
     Extended Equity Market Index


-----------------------------------------------------------------
--------------------------------
     Total Equity Market Index

-----------------------------------------------------------------
------------------------------------------




   The Management Fee
   The funds pay the fund manager an annual investment management fee of the average daily net asset value of the fund as shown in Table 7.
The fund
   calculates and accrues the fee daily.

 Table 7
     Fund                          Management Fee
     --------------------------------------------------
     Equity Index 500              0.20%
     --------------------------------------------------
     Extended Equity Market Index   _.__%
     --------------------------------------------------
     Total Equity Market Index      _.__%
------------------------------------------------------------




 UNDERSTANDING PERFORMANCE INFORMATION
 ----------------------------------------------------------
   This section should help you understand the terms used to describe fund performance. You will come across them in shareholder reports you receive from us; in our newsletter, The Price Report; in Insights articles; in T.
   Rowe Price advertisements; and in the media.


 Total Return

   This tells you how much an investment in a fund has changed in value over a given time period. It reflects any net increase or decrease in the share price and assumes that all dividends and capital gains (if any) paid during the period were reinvested in additional shares. Including reinvested distributions means that total return numbers include the effect of compounding, i.e., you receive income and capital gain distributions on a rising number of shares.

   Advertisements for a fund may include cumulative or compound average annual total return figures, which may be compared with various indices, other performance measures, or other mutual funds.

T. ROWE PRICE                                 10
  . Total return is the most widely used performance measure.
Detailed
   performance information is included in the fund's annual and semiannual shareholder reports and in the quarterly Performance Update, which are all available without charge.


 Cumulative Total Return

   This is the actual rate of return on an investment for a specified period. A cumulative return does not indicate how much the value of the investment may have fluctuated between the beginning and end of the period specified.


 Average Annual Total Return

   This is always hypothetical. Working backward from the actual cumulative return, it tells you what constant year-by-year return would have produced the actual cumulative return. By smoothing out all the variations in annual performance, it gives you an idea of the investment's annual contribution to your portfolio, provided you held it for the entire period in question.



 INVESTMENT POLICIES AND PRACTICES
 ----------------------------------------------------------
   This section takes a detailed look at some of the types of securities the funds may hold in their portfolios and the various kinds of investment practices that may be used in day-to-day portfolio management.
The funds'
   investment program is subject to further restrictions and risks described in the Statement of Additional Information.

   Shareholder approval is required to substantively change a fund's objectives and certain investment restrictions noted in the following section as
   "fundamental policies." The managers also follow certain
"operating
   policies," which can be changed without shareholder approval.
However,
   significant changes are discussed with shareholders in fund reports. The funds adhere to applicable investment restrictions and policies at the time they make an investment. A later change in circumstances does not cause a violation of the restriction and will not require the sale of an investment if it was proper at the time it was made.

   Changes in a funds' holdings, a fund's performance, and the contribution of various investments are discussed in the shareholder reports sent to you.

  . Fund managers have considerable leeway in choosing investment strategies and selecting securities they believe will help the funds achieve their objectives.

MORE ABOUT THE FUND                           11
 Types of Portfolio Securities

   In seeking to meet their investment objectives, the funds may invest in any type of security or instrument (including certain potentially high-risk derivatives described in this section) whose investment characteristics are consistent with the funds' investment programs. The following pages describe the principal types of portfolio securities and investment management practices of the funds.

   Fundamental policy A fund will not purchase a security if, as a result, with respect to 75% of the fund's total assets, more than 5% of its total assets would be invested in securities of a single issuer or more than 10% of the voting securities of the issuer would be held by the fund.

   Hybrid Instruments
   These instruments (a type of potentially high-risk derivative) can combine the characteristics of securities, futures, and options. For example, the principal amount, redemption, or conversion terms of a security could be related to the market price of some commodity, currency, or securities index.
   Such securities may bear interest or pay dividends at below market or even relatively nominal rates. Under certain conditions, the redemption value of such an investment could be zero.

  . Hybrids can have volatile prices and limited liquidity, and their use by the fund may not be successful.

   Operating policy Each fund may invest up to 10% of its total assets in hybrid instruments.


 Types of Management Practices

   Reserve Position
   Each fund will hold a certain portion of its assets in cash or cash equivalents. Each fund's reserve position can consist of shares of a T. Rowe
   Price internal money market fund and U.S. and foreign dollar-denominated money market securities, including repurchase agreements, in the two highest rating categories, maturing in one year or less. T. Rowe Price internal money market funds do not receive management fees. For temporary, defensive purposes, a fund may invest without limitation in such money market funds and securities. This reserve position provides flexibility in meeting redemptions, expenses, and the timing of new investments, and serves as a short-term defense during periods of unusual market volatility.

   Borrowing Money and Transferring Assets
   The funds can borrow money from banks as a temporary measure for emergency purposes, to facilitate redemption requests, or for other purposes consistent with the funds' investment objectives and programs. Such borrowings may be collateralized with fund assets, subject to restrictions.

T. ROWE PRICE                                 12
   Fundamental policy Borrowings may not exceed 33/1//\\/3/\\% of total fund assets.

   Operating policies Each fund may not transfer as collateral any portfolio securities except as necessary in connection with permissible borrowings or investments, and then such transfers may not exceed
33/1//\\/3/\\% of a
   fund's total assets. A fund may not purchase additional securities when borrowings exceed 5% of total assets.

   Futures and Options
   The funds may make such investments to provide an efficient means of maintaining liquidity while being invested in the market, to facilitate trading or to reduce transaction costs. The funds may also purchase call options on stock indices. Such options would be used in a manner similar to the funds' use of stock index futures.

   Futures contracts and options prices can be highly volatile;
using them could
   lower the funds' total return; and the potential loss from the use of futures can exceed the funds' initial investment in such contracts.

   Operating policies Futures: Initial margin deposits and premiums on options used for non-hedging purposes will not equal more than 5% of each fund's net asset value. Options on indices: The funds will not commit more than 5% of total assets to premiums when purchasing call options.

   Lending of Portfolio Securities
   Like other mutual funds, the funds may lend securities to broker-dealers, other institutions, or other persons to earn additional income. The principal risk is the potential insolvency of the broker-dealer or other borrower. In this event, a fund could experience delays in recovering its securities and possibly capital losses.

   Fundamental policy The value of loaned securities may not exceed
   33/1//\\/3/\\% of total fund assets.

   Portfolio Turnover
   The funds will not generally trade in securities for short-term profits, but, when circumstances warrant, securities may be purchased and sold without regard to the length of time held. A high turnover rate may increase transaction costs and result in additional taxable gains. The
Equity Index
   500 Fund's portfolio turnover rates for the fiscal years ending December 31,
   1996, 1995, and 1994, were 1.30%, 1.30%, and 1.30%,
respectively. The
   Extended Equity Market and Total Equity Market Funds do not expect their portfolio turnover rates for their initial periods of operations to exceed
   100%.

MORE ABOUT THE FUND                           13
   Standard & Poor's (Equity Index 500 Fund)
   Although S&P obtains information for inclusion in or for use in the calculation of the S&P 500 Index from sources which S&P considers reliable,
   S&P does not guarantee the accuracy and/or the completeness of the S&P 500
   Index or any data included therein. S&P makes no warranty, express or implied, as to results to be obtained by the fund, or any other person or entity from the use of the S&P 500 Index or any data included therein. S&P makes no express or implied warranties, and expressly disclaims all warranties of merchantability or fitness for a particular purpose with respect to the S&P 500 Index or any data included therein.
Standard & Poor's,
   S&P, S&P 500 Index, Standard & Poor's 500, and 500 are trademarks of
   McGraw-Hill, Inc. and have been licensed for use by the fund.
The fund is not
   sponsored, endorsed, sold, or promoted by S&P, and S&P makes no representation regarding the advisability of investing in the fund.

   Wilshire Associates, Incorporated (Extended Equity and Total
Equity Market
   Funds)
   Wilshire and Wilshire 5000 are registered service marks of Wilshire
   Associates Incorporated of Santa Monica, California.

   These funds are not sponsored, endorsed, sold, or promoted by Wilshire, and
   Wilshire makes no representation regarding the advisability of investing in these funds.

T. ROWE PRICE                                 14
 INVESTING WITH T. ROWE PRICE
                                        4


 ACCOUNT REQUIREMENTS AND TRANSACTION INFORMATION
 ----------------------------------------------------------
Tax Identification Number
We must have your correct Social Security or corporate tax identification number on a signed New Account Form or W-9 Form. Otherwise, federal law requires the funds to withhold a percentage (currently 31%) of your dividends, capital gain distributions, and redemptions, and may subject you to an IRS fine. If this information is not received within 60 days after your account is established, your account may be redeemed, priced at the NAV on the date of redemption.

Always verify your transactions by carefully reviewing the confirmation we send you. Please report any discrepancies to Shareholder Services promptly.

Employer-Sponsored Retirement Plans and Institutional Accounts T.
Rowe Price
Trust Company 1-800-492-7670 1-410-625-6585
Transaction procedures in the following sections may not apply to employer-sponsored retirement plans and institutional accounts. For procedures regarding employer-sponsored retirement plans, please call T. Rowe Price Trust
Company or consult your plan administrator. For institutional account procedures, please call your designated account manager or service representative.



 OPENING A NEW ACCOUNT
 ----------------------------------------------------------
$2,500 minimum initial investment; $1,000 for retirement plans or gifts or transfers to minors (UGMA/UTMA) accounts

Account Registration
If you own other T. Rowe Price funds, be sure to register any new account just like your existing accounts so you can exchange among them easily. (The name and account type would have to be identical.)

INVESTING WITH T. ROWE PRICE                  15
By Mail
Please make your check payable to T. Rowe Price Funds (otherwise it will be returned) and send your check, together with the New Account Form, to the address on the next page. We do not accept third party checks to open new accounts, except for IRA Rollover checks that are properly endorsed.

Regular Mail
T. Rowe Price Account Services P.O. Box 17300 Baltimore, MD
21298-9353

Mailgram, Express, Registered, or Certified Mail
T. Rowe Price Account Services 10090 Red Run Blvd. Owings Mills,
MD 21117

By Wire
Call Investor Services for an account number and give the following wire information to your bank:

PNC Bank, N.A. (Pittsburgh) ABA# 043000096 T. Rowe Price [fund name] Account#
1004397951 name of owner(s) and account number

Complete a New Account Form and mail it to one of the appropriate addresses listed above.

Note: No services will be established and IRS penalty withholding may occur until a signed New Account Form is received. Also, retirement plans cannot be opened by wire.

By Exchange
Call Shareholder Services or use Tele*Access or your personal computer (see
Automated Services under Shareholder Services). The new account will have the same registration as the account from which you are exchanging. Services for the new account may be carried over by telephone request if preauthorized on the existing account. For limitations on exchanging, see explanation of Excessive
Trading under Transaction Procedures and Special Requirements.

In Person
Drop off your New Account Form at any location listed on the cover and obtain a receipt.

T. ROWE PRICE                                 16
Through a Broker
If you buy or sell T. Rowe Price funds through anyone other than
T. Rowe Price,
such as broker-dealers or banks, you may be charged transaction or service fees by those institutions. No such fees are charged by T. Rowe Price Investment
Services or the T. Rowe Price funds for transactions conducted directly with the fund.

INVESTING WITH T. ROWE PRICE                  17
 PURCHASING ADDITIONAL SHARES
 ----------------------------------------------------------
$100 minimum purchase; $50 minimum for retirement plans, Automatic Asset
Builder, and gifts or transfers to minors (UGMA/UTMA) accounts

By ACH Transfer
Use Tele*Access or your personal computer or call Investor
Services if you have
established electronic transfers using the ACH network.

By Wire
Call Shareholder Services or use the wire address in Opening a New Account.

By Mail
1. Make your check payable to T. Rowe Price Funds (otherwise it may be returned).

2. Mail the check to us at the address shown below with either a fund reinvestment slip or a note indicating the fund you want to buy and your fund account number.

3. Remember to provide your account number and the fund name on the memo line of your check.

Regular Mail
T. Rowe Price Funds Account Services P.O. Box 89000 Baltimore, MD
21289-1500

/(For mailgrams, express, registered, or certified mail, see previous /
/section.)/

By Automatic Asset Builder
Fill out the Automatic Asset Builder section on the New Account or Shareholder
Services Form.



 EXCHANGING AND REDEEMING SHARES
 ----------------------------------------------------------
By Phone
Call Shareholder Services
If you find our phones busy during unusually volatile markets, please consider placing your order by your personal computer, Tele*Access (if you have previously authorized telephone services), mailgram, or express mail. For exchange policies, please see Transaction Procedures and Special Requirements -
Excessive Trading.

T. ROWE PRICE                                 18
Redemption proceeds can be mailed to your account address, sent by ACH transfer, or wired to your bank (provided your bank information is already on file). For charges, see Electronic Transfers - By Wire under Shareholder
Services.

By Mail
For each account involved, provide the account name, number, fund name, and exchange or redemption amount. For exchanges, be sure to indicate any fund you are exchanging out of and the fund or funds you are exchanging into. Please mail to the appropriate address below. T. Rowe Price requires the signatures of all owners exactly as registered, and possibly a signature guarantee (see
Transaction Procedures and Special Requirements - Signature
Guarantees).

Regular Mail
For nonretirement and IRA accounts
T. Rowe Price Account Services P.O. Box 89000 Baltimore, MD
21289-0220

For employer-sponsored retirement accounts
T. Rowe Price Trust Company P.O. Box 89000 Baltimore, MD
21289-0300

/(For mailgrams, express, registered, or certified mail, see addresses / /under
Opening a New Account.)/

Redemptions from employer-sponsored retirement accounts must be in writing;
please call T. Rowe Price Trust Company or your plan administrator for instructions. IRA distributions may be requested in writing or by telephone;
please call Shareholder Services to obtain an IRA Distribution
Form or an IRA
Shareholder Services Form to authorize the telephone redemption service.

Rights Reserved by the Fund
The fund and its agents reserve the right to waive or lower investment minimums;
to accept initial purchases by telephone or mailgram; to refuse any purchase order; to cancel or rescind any purchase or exchange (for example, if an account has been restricted due to excessive trading or fraud) upon notice to the shareholder within five business days of the trade or if the written confirmation has not been

INVESTING WITH T. ROWE PRICE                  19
received by the shareholder, whichever is sooner; to freeze any account and suspend account services when notice has been received of a dispute between the registered or beneficial account owners or there is reason to believe a fraudulent transaction may occur; to otherwise modify the conditions of purchase and any services at any time; or to act on instructions believed to be genuine.



 SHAREHOLDER SERVICES
 ----------------------------------------------------------
Shareholder Services 1-800-225-5132 1-410-625-6500 Investor
Services
1-800-638-5660 1-410-547-2308
Many services are available to you as a T. Rowe Price shareholder; some you receive automatically, and others you must authorize on the New Account Form. By signing up for services on the New Account Form rather than later on, you avoid having to complete a separate form and obtain a signature guarantee. This section reviews some of the principal services currently offered. Our Services
Guide contains detailed descriptions of these and other services.

If you are a new T. Rowe Price investor, you will receive a Services Guide with our Welcome Kit.

Note: Corporate and other institutional accounts require an original or certified resolution to establish services and to redeem by mail.
For more
information, call Investor Services.

Retirement Plans
We offer a wide range of plans for individuals, institutions, and large and small businesses: IRAs, SIMPLE IRAs, SEP-IRAs, Keoghs (profit sharing, money purchase pension), 401(k), and 403(b)(7). For information on IRAs, call Investor
Services. For information on all other retirement plans, including our no-load variable annuity, please call our Trust Company at 1-800-492-7670.

Exchange Service
You can move money from one account to an existing identically registered account or open a new identically registered account. Remember, exchanges are purchases and sales for tax purposes. (Exchanges into a state tax-free fund are limited to investors living in states where the fund is registered.) Some of the

T. ROWE PRICE                                 20
T. Rowe Price funds may impose a redemption fee of 0.5% to 2% on shares held for less than six months or one year, as specified in the prospectus.
The fee is
paid to the fund.

Automated Services Tele*Access 1-800-638-2587 24 hours, 7 days
Tele*Access
24-hour service via toll-free number enables you to (1) access information on fund yields, prices, distributions, account balances, and your latest transaction; (2) request checks, prospectuses, services forms, duplicate statements, and tax forms; and (3) initiate purchase, redemption, and exchange transactions in your accounts (see Electronic Transfers below).

T. Rowe Price OnLine
24-hour service via dial-up modem provides the same services as Tele*Access but on a personal computer. Please call Investor Services for an information guide.

After obtaining proper authorization, account transactions may also be conducted on the Internet.

Plan Account Line 1-800-401-3279
Plan Account Line
This 24-hour service is similar to Tele*Access but is designed specifically to meet the needs of retirement plan investors.

Telephone and Walk-In Services
Buy, sell, or exchange shares by calling one of our service representatives or by visiting one of our investor center locations whose addresses are listed on the cover.

Electronic Transfers
By ACH
With no charges to pay, you can initiate a purchase or redemption for as little as $100 or as much as $100,000 between your bank account and fund account using the ACH network. Enter instructions via Tele*Access or your personal computer, or call Shareholder Services.

By Wire
Electronic transfers can be conducted via bank wire. There is currently a $5 fee for wire redemptions under $5,000, and your bank may charge for incoming or outgoing wire transfers regardless of size.

Checkwriting
(Not available for equity funds, or the High Yield or Emerging
Markets Bond
Funds) You may write an unlimited number of free checks on any money market fund, and

INVESTING WITH T. ROWE PRICE                  21
most bond funds, with a minimum of $500 per check. Keep in mind, however, that a check results in a redemption; a check written on a bond fund will create a taxable event which you and we must report to the IRS.

Automatic Investing
($50 minimum) You can invest automatically in several different ways, including:

Automatic Asset Builder
You instruct us to move $50 or more from your bank account, or you can instruct your employer to send all or a portion of your paycheck to the fund or funds you designate.

Automatic Exchange
You can set up systematic investments from one fund account into another, such as from a money fund into a stock fund.



 DISCOUNT BROKERAGE
 ----------------------------------------------------------
This additional service gives you the opportunity to easily consolidate all of your investments with one company. Through our discount brokerage, you can buy and sell individual securities - stocks, bonds, options, and others - at commission savings over full-service brokers. We also provide a wide range of services, including:

To open an account 1-800-638-5660 For existing discount brokerage investors
1-800-225-7720
Automated telephone and on-line services
You can enter trades, access quotes, and review account information 24 hours a day, seven days a week. Any trades executed through these programs save you an additional 10% on commissions.

Note: Discount applies to our current commission schedule, subject to our $35 minimum commission.

Investor information
A variety of informative reports, such as our Brokerage Insights series, S&P
Market Month newsletter, and select stock reports can help you better evaluate economic trends and investment opportunities.

T. ROWE PRICE                                 22
Dividend Reinvestment Service
Virtually all stocks held in customer accounts are eligible for this service-free of charge.

/Discount Brokerage is a division of //T. Rowe Price// Investment
/ /Services,
Inc., Member NASD/SIPC./



 INVESTMENT INFORMATION
 ----------------------------------------------------------
To help shareholders monitor their current investments and make decisions that accurately reflect their financial goals, T. Rowe Price offers a wide variety of information in addition to account statements.

Shareholder Reports
Fund managers' reviews of their strategies and results. If several members of a household own the same fund, only one fund report is mailed to that address. To receive additional copies, please call Shareholder Services or write to us at
100 East Pratt Street, Baltimore, Maryland 21202.

The T. Rowe Price Report
A quarterly investment newsletter discussing markets and financial strategies.

Performance Update
A quarterly review of all T. Rowe Price fund results.

Insights
Educational reports on investment strategies and financial markets.

Investment Guides
Asset Mix Worksheet, College Planning Kit, Diversifying Overseas:
A T. Rowe
Price Guide to International Investing, How to Choose a Bond
Fund, Personal
Strategy Planner, Retirees Financial Guide, Retirement Planning
Kit, and Tax
Considerations for Investors.

INVESTING WITH T. ROWE PRICE                  23
To help you achieve your financial goals, T. Rowe Price offers a wide range of stock, bond, and money market investments, as well as convenient services and timely, informative reports.
To Open a Mutual Fund Account
 Investor Services
 1-800-638-5660
 1-410-547-2308

For Existing Accounts
 Shareholder Services
 1-800-225-5132
 1-410-625-6500

For Yields, Prices, Account Information, or to Conduct
Transactions
 Tele*Access/(R)/
 1-800-638-2587    24 hours, 7 days

To Open a Discount Brokerage Account
 1-800-638-5660

Plan Account Line
 1-800-401-3279
 For retirement plan
 investors

Investor Centers
 101 East Lombard St.
 Baltimore, MD 21202

 T. Rowe Price
 Financial Center
 10090 Red Run Blvd.
 Owings Mills, MD 21117

T. ROWE PRICE                                 24
 Farragut Square
 900 17th Street, N.W.
 Washington, D.C. 20006

 ARCO Tower
 31st Floor
 515 South Flower St.
 Los Angeles, CA 90071

 4200 West Cypress St.
 10th Floor
 Tampa, FL 33607

Internet Address
 www.troweprice.com

C10-040 1/30/98

INVESTING WITH T. ROWE PRICE                  25

T. ROWE PRICE                                 26

STATEMENT OF ADDITIONAL INFORMATION

         T. ROWE PRICE BALANCED FUND, INC.
         T. ROWE PRICE BLUE CHIP GROWTH FUND, INC.
         T. ROWE PRICE CAPITAL APPRECIATION FUND
         T. ROWE PRICE CAPITAL OPPORTUNITY FUND, INC.
         T. ROWE PRICE DIVERSIFIED SMALL-CAP GROWTH FUND, INC.
         T. ROWE PRICE DIVIDEND GROWTH FUND, INC.
         T. ROWE PRICE EQUITY INCOME FUND
         T. ROWE PRICE FINANCIAL SERVICES FUND, INC.
         T. ROWE PRICE GROWTH & INCOME FUND, INC.
         T. ROWE PRICE GROWTH STOCK FUND, INC.
         T. ROWE PRICE HEALTH SCIENCES FUND, INC.
         T. ROWE PRICE INDEX TRUST, INC.
                 T. ROWE PRICE EQUITY INDEX 500 FUND
              T. ROWE PRICE EXTENDED EQUITY MARKET INDEX FUND
              T. ROWE PRICE TOTAL EQUITY MARKET INDEX FUND
         T. ROWE PRICE MEDIA & TELECOMMUNICATIONS FUND, INC.
         T. ROWE PRICE MID-CAP GROWTH FUND, INC.
         T. ROWE PRICE MID-CAP VALUE FUND, INC.
         T. ROWE PRICE NEW AMERICA GROWTH FUND
         T. ROWE PRICE NEW ERA FUND, INC.
         T. ROWE PRICE NEW HORIZONS FUND, INC.
         T. ROWE PRICE REAL ESTATE FUND
         T. ROWE PRICE SCIENCE & TECHNOLOGY FUND, INC.
         T. ROWE PRICE SMALL-CAP VALUE FUND, INC.
         T. ROWE PRICE SMALL-CAP STOCK FUND, INC.
         T. ROWE PRICE VALUE FUND, INC.
                                       and
         INSTITUTIONAL EQUITY FUNDS, INC.
              MID-CAP EQUITY GROWTH FUND

         (collectively the "Funds" and individually the "Fund")

   This Statement of Additional Information is not a prospectus but should be read in conjunction with the appropriate Fund prospectus dated January 30, 1998 (or June 30, 1997, for the T.
Rowe Price Diversified Small-Cap Growth    Fund, Inc.; or July
28, 1997, for the T. Rowe Price Media &    Telecommunications
Fund, Inc.; or October 31, 1997 for the T. Rowe Price Real
Estate Fund), which may be obtained from T. Rowe Price Investment
Services,    Inc., 100 East Pratt Street, Baltimore, Maryland
21202.

   If you would like a prospectus for a Fund of which you are not
a shareholder,    please call 1-800-638-5660. A prospectus with
more complete information,    including management fees and
expenses, will be sent to you. Please read it    carefully.

   The date of this Statement of Additional Information is
January 30, 1998;    revised to June 30, 1997, for the
Diversified Small-Cap Growth Fund, Inc.; to    July 28, 1997, for
the T. Rowe Price Media & Telecommunications Fund, Inc.;    and
to October 31, 1997 for the T. Rowe Price Real Estate Fund.

   C20-043 1/30/98

                              TABLE OF CONTENTS
                              -----------------
                              Page
        Page
                              ----
        ----
Capital Stock                   62       Legal Counsel         64
Code of Ethics                  51       Management of Funds   29
Custodian                       51       Net Asset Value Per
                                         Share                 57
Distributor for Fund            50       Organization of the
                                         Funds
Dividends and Distributions     58       Portfolio Management
                                        Practices           14
Federal Registration of         64       Portfolio Transactions
Shares
Independent Accountants         64       Pricing of Securities 57
Investment Management           45       Principal Holders of
Services                                 Securities         45
Investment Objectives and        2       Ratings of Corporate
Policies                                Debt Securities       74
Investment Performance          59       Risk Factors           2
Investment Program               5       Shareholder Services  51
Investment Restrictions         26       Tax Status            58

 INVESTMENT OBJECTIVES AND POLICIES
   The following information supplements the discussion of each
Fund's    investment objectives and policies discussed in each
Fund's prospectus.

   The Funds will not make a material change in their investment
objectives    without obtaining shareholder approval. Unless
otherwise specified, the    investment programs and restrictions
of the Funds are not fundamental    policies. Each Fund's
operating policies are subject to change by each Board    of
Directors/Trustees without shareholder approval. However,
shareholders    will be notified of a material change in an
operating policy. Each Fund's    fundamental policies may not be
changed without the approval of at least a    majority of the
outstanding shares of the Fund or, if it is less, 67% of the shares represented at a meeting of shareholders at which the
holders of 50%    or more of the shares are represented.

   Throughout this Statement of Additional Information, "the
Fund" is intended    to refer to each Fund listed on the cover
page, unless otherwise indicated.

 RISK FACTORS
   Because of its investment policy, the Fund may or may not be
suitable or    appropriate for all investors. The Fund is not a
money market fund and is not    an appropriate investment for
those whose primary objective is principal    stability. The Fund
will normally have substantially all (for the Balanced    Fund
50-70% and for the Capital Appreciation Fund at least 50%) of its
assets    in equity securities (e.g., common stocks). This
portion of the Fund's assets    will be subject to all of the
risks of investing in the stock market. There    is risk in all
investment. The value of the portfolio securities of the Fund will fluctuate based upon market conditions. Although the Fund
seeks to    reduce risk by investing in a diversified portfolio,
such diversification    does not eliminate all risk. There can,
of course, be no assurance that the    Fund will achieve its
investment objective. Reference is also made to the    sections
entitled "Types of Securities" and "Portfolio Management
Practices"    for discussions of the risks associated with the
investments and practices    described therein as they apply to
the Fund.

   Foreign Securities (All Funds other than Equity Index 500
Fund)    The Fund may invest in U.S. dollar-denominated and
non-U.S.    dollar-denominated securities of foreign issuers.

                        Risk Factors of Foreign Investing

   There are special risks in foreign investing. Certain of these
risks are    inherent in any international mutual fund while
others relate more to the    countries in which the Funds will
invest. Many of the risks are more    pronounced for investments
in developing or emerging countries, such as many    of the
countries of Southeast Asia, Latin America, Eastern Europe and
the    Middle East. Although there is no universally accepted
definition, a    developing country is generally considered to be
a country which is in the    initial stages of its
industrialization cycle with a per capita gross    national
product of less than $8,000.

   Political and Economic Factors Individual foreign economies of
certain    countries may differ favorably or unfavorably from the
United States' economy    in such respects as growth of gross
national product, rate of inflation,    capital reinvestment,
resource self-sufficiency and balance of payments    position.
The internal politics of certain foreign countries are not as stable as in the United States. For example, in 1991, the
existing government    in Thailand was overthrown in a military
coup. In 1992, there were two    military coup attempts in
Venezuela and in 1992 the President of Brazil was    impeached.
In addition, significant external political risks currently
affect    some foreign countries. Both Taiwan and China still
claim sovereignty of one    another and there is a demilitarized
border between North and South Korea.

   Governments in certain foreign countries continue to
participate to a    significant degree, through ownership
interest or regulation, in their    respective economies. Action
by these governments could have a significant    effect on market
prices of securities and payment of dividends. The economies of many foreign countries are heavily dependent upon
international trade and    are accordingly affected by protective
trade barriers and economic conditions    of their trading
partners. The enactment by these trading partners of protectionist trade legislation could have a significant adverse
effect upon    the securities markets of such countries.

   Currency Fluctuations The Fund may invest in securities
denominated in    various currencies. Accordingly, a change in
the value of any such currency    against the U.S. dollar will
result in a corresponding change in the U. S.    dollar value of
the Fund's assets denominated in that currency. Such changes will also affect the Fund's income. Generally, when a given
currency    appreciates against the dollar (the dollar weakens)
the value of the Fund's    securities denominated in that
currency will rise. When a given currency    depreciates against
the dollar (the dollar strengthens) the value of the    Fund's
securities denominated in that currency would be expected to decline.

   Investment and Repatriation of Restrictions Foreign investment
in the    securities markets of certain foreign countries is
restricted or controlled    in varying degrees. These
restrictions may limit at times and preclude    investment in
certain of such countries and may increase the cost and
expenses of the Funds. Investments by foreign investors are
subject to a    variety of restrictions in many developing
countries. These restrictions may    take the form of prior
governmental approval, limits on the amount or type of
securities held by foreigners, and limits on the types of
companies in which    foreigners may invest. Additional or
different restrictions may be imposed at    any time by these or
other countries in which the Funds invest. In addition,    the
repatriation of both investment income and capital from several
foreign    countries is restricted and controlled under certain
regulations, including    in some cases the need for certain
government consents. For example, capital    invested in Chile
normally cannot be repatriated for one year.

   Market Characteristics It is contemplated that most foreign
securities will    be purchased in over-the-counter markets or on
stock exchanges located in the    countries in which the
respective principal offices of the issuers of the    various
securities are located, if that is the best available market.
   Investments in certain markets may be made through ADRs traded
in the United    States. Foreign stock markets are generally not
as developed or efficient as,    and may be more volatile than,
those in the United States. While growing in    volume, they
usually have substantially less volume than U.S. markets and the
 Funds' portfolio securities may be less liquid and subject to
more rapid and    erratic price movements than securities of
comparable U.S. companies. Equity    securities may trade at
price/earnings multiples higher than comparable    United States
securities and such levels may not be sustainable. Fixed commissions on foreign stock exchanges are generally higher than negotiated commissions on United States exchanges, although the
Funds will    endeavor to achieve the most favorable net results
on their portfolio    transactions. There is generally less
government supervision and regulation    of foreign stock
exchanges, brokers, and listed companies than in the United States. Moreover, settlement practices for transactions in
foreign markets    may differ from those in United States
markets. Such differences may include    delays beyond periods
customary in the United States and practices, such as    delivery
of securities prior to receipt of payment, which increase the likelihood of a "failed settlement." Failed settlements can
result in losses    to a Fund.

   Investment Funds The Fund may invest in investment funds which
have been    authorized by the governments of certain countries
specifically to permit    foreign investment in securities of
companies listed and traded on the stock    exchanges in these
respective countries. If the Fund invests in such    investment
funds, the Fund's shareholders will bear not only their proportionate share of the expenses of the Fund (including
operating expenses    and the fees of the investment manager),
but also will bear indirectly    similar expenses of the
underlying investment funds. In addition, the    securities of
these investment funds may trade at a premium over their net asset value.

   Information and Supervision There is generally less publicly
available    information about foreign companies comparable to
reports and ratings that    are published about companies in the
United States. Foreign companies are    also generally not
subject to uniform accounting, auditing and financial
reporting standards, practices, and requirements comparable to
those    applicable to United States companies. It also may be
more difficult to keep    currently informed of corporate actions
which affect the prices of portfolio    securities.

   Taxes The dividends and interest payable on certain of the
Fund's foreign    portfolio securities may be subject to foreign
withholding taxes, thus    reducing the net amount of income
available for distribution to the Fund's    shareholders.

   Other With respect to certain foreign countries, especially
developing and    emerging ones, there is the possibility of
adverse changes in investment or    exchange control regulations,
expropriation or confiscatory taxation,    limitations on the
removal of funds or other assets of the Funds, political    or
social instability, or diplomatic developments which could affect investments by U.S. persons in those countries.

   Eastern Europe and Russia Changes occurring in Eastern Europe
and Russia    today could have long-term potential consequences.
As restrictions fall, this    could result in rising standards of
living, lower manufacturing costs,    growing consumer spending,
and substantial economic growth. However,    investment in the
countries of Eastern Europe and Russia is highly    speculative
at this time. Political and economic reforms are too recent to establish a definite trend away from centrally-planned economies
and    state-owned industries. In many of the countries of
Eastern Europe and    Russia, there is no stock exchange or
formal market for securities. Such    countries may also have
government exchange controls, currencies with no    recognizable
market value relative to the established currencies of western market economies, little or no experience in trading in
securities, no    financial reporting standards, a lack of a
banking and securities    infrastructure to handle such trading,
and a legal tradition which does not    recognize rights in
private property. In addition, these countries may have
national policies which restrict investments in companies deemed
sensitive to    the country's national interest. Further, the
governments in such countries    may require governmental or
quasi-governmental authorities to act as    custodian of the
Fund's assets invested in such countries, and these
authorities may not qualify as a foreign custodian under the
Investment    Company Act of 1940 and exemptive relief from such
Act may be required. All    of these considerations are among the
factors which could cause significant    risks and uncertainties
to investment in Eastern Europe and Russia. Each Fund    will
only invest in a company located in, or a government of, Eastern
Europe    and Russia, if it believes the potential return
justifies the risk. To the    extent any securities issued by
companies in Eastern Europe and Russia are    considered
illiquid, each Fund will be required to include such securities within its 15% restriction on investing in illiquid securities.

   Latin America
   Inflation Most Latin American countries have experienced, at
one time or    another, severe and persistent levels of
inflation, including, in some cases,    hyperinflation. This has,
in turn, led to high interest rates, extreme    measures by
governments to keep inflation in check, and a generally debilitating effect on economic growth. Although inflation in
many countries    has lessened, there is no guarantee it will
remain at lower levels.

   Political Instability The political history of certain Latin
American    countries has been characterized by political
uncertainty, intervention by    the military in civilian and
economic spheres, and political corruption. Such    developments,
if they were to reoccur, could reverse favorable trends toward market and economic reform, privatization, and removal of trade
barriers, and    result in significant disruption in securities
markets.

   Foreign Currency Certain Latin American countries may have
managed currencies    which are maintained at artificial levels
to the U. S. dollar rather than at    levels determined by the
market. This type of system can lead to sudden and    large
adjustments in the currency which, in turn, can have a disruptive
and    negative effect on foreign investors. For example, in late
1994 the value of    the Mexican peso lost more than one-third of
its value relative to the    dollar. Certain Latin American
countries also may restrict the free    conversion of their
currency into foreign currencies, including the U.S.    dollar.
There is no significant foreign exchange market for certain currencies and it would, as a result, be difficult for the Fund
to engage in    foreign currency transactions designed to protect
the value of the Fund's    interests in securities denominated in
such currencies.

   Sovereign Debt A number of Latin American countries are among
the largest    debtors of developing countries. There have been
moratoria on, and    reschedulings of, repayment with respect to
these debts. Such events can    restrict the flexibility of these
debtor nations in the international markets    and result in the
imposition of onerous conditions on their economies.

 INVESTMENT PROGRAM
                               Types of Securities

   Set forth below is additional information about certain of the
investments    described in the Fund's prospectus.

                               Hybrid Instruments

   Hybrid Instruments (a type of potentially high-risk
derivative) have been    developed and combine the elements of
futures contracts or options with those    of debt, preferred
equity, or a depository instrument (hereinafter "Hybrid Instruments"). Generally, a Hybrid Instrument will be a debt
security,    preferred stock, depository share, trust
certificate, certificate of deposit,    or other evidence of
indebtedness on which a portion of or all interest    payments,
and/or the principal or stated amount payable at maturity, redemption, or retirement, is determined by reference to prices,
changes in    prices, or differences between prices, of
securities, currencies,    intangibles, goods, articles, or
commodities (collectively "Underlying    Assets") or by another
objective index, economic factor, or other measure,    such as
interest rates, currency exchange rates, commodity indices, and securities indices (collectively "Benchmarks"). Thus, Hybrid
Instruments may    take a variety of forms, including, but not
limited to, debt instruments with    interest or principal
payments or redemption terms determined by reference to    the
value of a currency or commodity or securities index at a future
point in    time, preferred stock with dividend rates determined
by reference to the    value of a currency, or convertible
securities with the conversion terms    related to a particular
commodity.

   Hybrid Instruments can be an efficient means of creating
exposure to a    particular market, or segment of a market, with
the objective of enhancing    total return. For example, a Fund
may wish to take advantage of expected    declines in interest
rates in several European countries, but avoid the
transactions costs associated with buying and currency-hedging
the foreign    bond positions. One solution would be to purchase
a U.S. dollar-denominated    Hybrid Instrument whose redemption
price is linked to the average three-year    interest rate in a
designated group of countries. The redemption price    formula
would provide for payoffs of greater than par if the average
interest    rate was lower than a specified level, and payoffs of
less than par if rates    were above the specified level.
Furthermore, the Fund could limit the    downside risk of the
security by establishing a minimum redemption price so    that
the principal paid at maturity could not be below a predetermined minimum level if interest rates were to rise significantly. The
purpose of    this arrangement, known as a structured security
with an embedded put option,    would be to give the Fund the
desired European bond exposure while avoiding    currency risk,
limiting downside market risk, and lowering transactions
costs. Of course, there is no guarantee that the strategy will be
successful,    and the Fund could lose money if, for example,
interest rates do not move as    anticipated or credit problems
develop with the issuer of the Hybrid.

   The risks of investing in Hybrid Instruments reflect a
combination of the    risks of investing in securities, options,
futures and currencies. Thus, an    investment in a Hybrid
Instrument may entail significant risks that are not
associated with a similar investment in a traditional debt
instrument that    has a fixed principal amount, is denominated
in U.S. dollars, or bears    interest either at a fixed rate or a
floating rate determined by reference to    a common, nationally
published Benchmark. The risks of a particular Hybrid
Instrument will, of course, depend upon the terms of the
instrument, but may    include, without limitation, the
possibility of significant changes in the    Benchmarks or the
prices of Underlying Assets to which the instrument is    linked.
Such risks generally depend upon factors which are unrelated to
the    operations or credit quality of the issuer of the Hybrid
Instrument and which    may not be readily foreseen by the
purchaser, such as economic and political    events, the supply
and demand for the Underlying Assets, and interest rate movements. In recent years, various Benchmarks and prices for
Underlying    Assets have been highly volatile, and such
volatility may be expected in the    future. Reference is also
made to the discussion of futures, options, and    forward
contracts herein for a discussion of the risks associated with
such    investments.

   Hybrid Instruments are potentially more volatile and carry
greater market    risks than traditional debt instruments.
Depending on the structure of the    particular Hybrid
Instrument, changes in a Benchmark may be magnified by the
terms of the Hybrid Instrument and have an even more dramatic and
substantial    effect upon the value of the Hybrid Instrument.
Also, the prices of the    Hybrid Instrument and the Benchmark or
Underlying Asset may not move in the    same direction or at the
same time.

   Hybrid Instruments may bear interest or pay preferred
dividends at below    market (or even relatively nominal) rates.
Alternatively, Hybrid Instruments    may bear interest at above
market rates but bear an increased risk of    principal loss (or
gain). The latter scenario may result if "leverage" is    used to
structure the Hybrid Instrument. Leverage risk occurs when the
Hybrid    Instrument is structured so that a given change in a
Benchmark or Underlying    Asset is multiplied to produce a
greater value change in the Hybrid    Instrument, thereby
magnifying the risk of loss as well as the potential for    gain.

   Hybrid Instruments may also carry liquidity risk since the
instruments are    often "customized" to meet the portfolio needs
of a particular investor, and    therefore, the number of
investors that are willing and able to buy such    instruments in
the secondary market may be smaller than that for more traditional debt securities. In addition, because the purchase
and sale of    Hybrid Instruments could take place in an
over-the-counter market without the    guarantee of a central
clearing organization or in a transaction between the    Fund and
the issuer of the Hybrid Instrument, the creditworthiness of the counter party of issuer of the Hybrid Instrument would be an
additional risk    factor which the Fund would have to consider
and monitor. Hybrid Instruments    also may not be subject to
regulation of the Commodities Futures Trading    Commission
("CFTC"), which generally regulates the trading of commodity futures by U.S. persons, the SEC, which regulates the offer and
sale of    securities by and to U.S. persons, or any other
governmental regulatory    authority.

   The various risks discussed above, particularly the market
risk of such    instruments, may in turn cause significant
fluctuations in the net asset    value of the Fund. Accordingly,
the Fund will limit its investments in Hybrid    Instruments to
10% of total assets. However, because of their volatility, it is possible that the Fund's investment in Hybrid Instruments will
account for    more than 10% of the Fund's return (positive or
negative).

                        Illiquid or Restricted Securities

   Restricted securities may be sold only in privately negotiated
transactions    or in a public offering with respect to which a
registration statement is in    effect under the Securities Act
of 1933 (the "1933 Act"). Where registration    is required, the
Fund may be obligated to pay all or part of the registration expenses, and a considerable period may elapse between the time
of the    decision to sell and the time the Fund may be permitted
to sell a security    under an effective registration statement.
If, during such a period, adverse    market conditions were to
develop, the Fund might obtain a less favorable    price than
prevailed when it decided to sell. Restricted securities will be priced at fair value as determined in accordance with procedures
prescribed    by the Fund's Board of Directors/Trustees. If
through the appreciation of    illiquid securities or the
depreciation of liquid securities, the Fund should    be in a
position where more than 15% of the value of its net assets is invested in illiquid assets, including restricted securities, the
Fund will    take appropriate steps to protect liquidity.

   Notwithstanding the above, the Fund may purchase securities
which, while    privately placed, are eligible for purchase and
sale under Rule 144A under    the 1933 Act. This rule permits
certain qualified institutional buyers, such    as the Fund, to
trade in privately placed securities even though such
securities are not registered under the 1933 Act. T. Rowe Price
under the    supervision of the Fund's Board of
Directors/Trustees, will consider whether    securities purchased
under Rule 144A are illiquid and thus subject to the    Fund's
restriction of investing no more than 15% of its net assets in illiquid securities. A determination of whether a Rule 144A
security is    liquid or not is a question of fact. In making
this determination, T. Rowe    Price will consider the trading
markets for the specific security taking into    account the
unregistered nature of a Rule 144A security. In addition, T. Rowe
  Price could consider the (1) frequency of trades and quotes,
(2) number of    dealers and potential purchases, (3) dealer
undertakings to make a market,    and (4) the nature of the
security and of marketplace trades (e.g., the time    needed to
dispose of the security, the method of soliciting offers, and the mechanics of transfer). The liquidity of Rule 144A securities
would be    monitored, and if as a result of changed conditions
it is determined that a    Rule 144A security is no longer
liquid, the Fund's holdings of illiquid    securities would be
reviewed to determine what, if any, steps are required to
assure that the Fund does not invest more than 15% of its net
assets in    illiquid securities. Investing in Rule 144A
securities could have the effect    of increasing the amount of
the Fund's assets invested in illiquid securities    if qualified
institutional buyers are unwilling to purchase such securities.

                                    Warrants

   The Fund may acquire warrants. Warrants are pure speculation
in that they    have no voting rights, pay no dividends, and have
no rights with respect to    the assets of the corporation
issuing them. Warrants basically are options to    purchase
equity securities at a specific price valid for a specific period
of    time. They do not represent ownership of the securities,
but only the right    to buy them. Warrants differ from call
options in that warrants are issued by    the issuer of the
security which may be purchased on their exercise, whereas
call options may be written or issued by anyone. The prices of
warrants do    not necessarily move parallel to the prices of the
underlying securities.
                                 Debt Securities

   Balanced, Blue Chip Growth, Capital Appreciation, Capital
Opportunity,    Dividend Growth, Equity Income, Financial
Services, Growth & Income, Media &    Telecommunications, Mid-Cap
Value, New Era, Real Estate, Small-Cap Stock,    Small-Cap Value,
and Value Funds

   Debt Obligations Although a majority of the Fund's assets are
invested in    common stocks, the Fund may invest in convertible
securities, corporate debt    securities, and preferred stocks
which hold the prospect of contributing to    the achievement of
the Fund's objectives. Yields on short, intermediate, and long-term securities are dependent on a variety of factors,
including the    general conditions of the money and bond
markets, the size of a particular    offering, the maturity of
the obligation, and the credit quality and rating    of the
issuer. Debt securities with longer maturities tend to have
higher    yields and are generally subject to potentially greater
capital appreciation    and depreciation than obligations with
shorter maturities and lower yields.    The market prices of debt
securities usually vary, depending upon available    yields. An
increase in interest rates will generally reduce the value of portfolio investments, and a decline in interest rates will
generally    increase the value of portfolio investments. The
ability of the Fund to    achieve its investment objective is
also dependent on the continuing ability    of the issuers of the
debt securities in which the Fund invests to meet their obligations for the payment of interest and principal when due.
The Fund's    investment program permits it to purchase below
investment-grade securities.    Since investors generally
perceive that there are greater risks associated    with
investment in lower-quality securities, the yields from such
securities    normally exceed those obtainable from
higher-quality securities. However, the    principal value of
lower-rated securities generally will fluctuate more    widely
than higher-quality securities. Lower-quality investments entail
a    higher risk of default-that is, the nonpayment of interest
and principal by    the issuer than higher-quality investments.
Such securities are also subject    to special risks, discussed
below. Although the Fund seeks to reduce risk by    portfolio
diversification, credit analysis, and attention to trends in the economy, industries and financial markets, such efforts will not
eliminate    all risk. There can, of course, be no assurance that
the Fund will achieve    its investment objective.

   After purchase by the Fund, a debt security may cease to be
rated or its    rating may be reduced below the minimum required
for purchase by the Fund.    Neither event will require a sale of
such security by the Fund. However, T.    Rowe Price will
consider such event in its determination of whether the Fund should continue to hold the security. To the extent that the
ratings given by    Moody's or S&P may change as a result of
changes in such organizations or    their rating systems, the
Fund will attempt to use comparable ratings as    standards for
investments in accordance with the investment policies contained in the prospectus.

   Special Risks of High-Yield Investing The Fund may invest in
low-quality    bonds commonly referred to as "junk bonds". Junk
bonds are regarded as    predominantly speculative with respect
to the issuer's continuing ability to    meet principal and
interest payments. Because investment in low and lower-medium-quality bonds involves greater investment risk, to
the extent    the Fund invests in such bonds, achievement of its
investment objective will    be more dependent on T. Rowe Price's
credit analysis than would be the case    if the Fund was
investing in higher-quality bonds. High-yield bonds may be
more susceptible to real or perceived adverse economic conditions
than    investment-grade bonds. A projection of an economic
downturn, or higher    interest rates, for example, could cause a
decline in high-yield bond prices    because the advent of such
events could lessen the ability of highly    leveraged issuers to
make principal and interest payments on their debt    securities.
In addition, the secondary trading market for high-yield bonds may be less liquid than the market for higher-grade bonds, which
can    adversely affect the ability of a Fund to dispose of its
portfolio    securities. Bonds for which there is only a "thin"
market can be more    difficult to value inasmuch as objective
pricing data may be less available    and judgment may play a
greater role in the valuation process.

   Fixed income securities in which the Fund may invest include,
but are not    limited to, those described below.

   U.S. Government Obligations Bills, notes, bonds, and other
debt securities    issued by the U.S. Treasury. These are direct
obligations of the U.S.    government and differ mainly in the
length of their maturities.

   U.S. Government Agency Securities Issued or guaranteed by U.S. government-sponsored enterprises and federal agencies. These
include    securities issued by the Federal National Mortgage
Association, Government    National Mortgage Association, Federal
Home Loan Bank, Federal Land Banks,    Farmers Home
Administration, Banks for Cooperatives, Federal Intermediate Credit Banks, Federal Financing Bank, Farm Credit Banks, the
Small Business    Association, and the Tennessee Valley
Authority. Some of these securities are    supported by the full
faith and credit of the U.S. Treasury; the remainder    are
supported only by the credit of the instrumentality, which may or
may not    include the right of the issuer to borrow from the
Treasury.

   Bank Obligations Certificates of deposit, bankers'
acceptances, and other    short-term debt obligations.
Certificates of deposit are short-term    obligations of
commercial banks. A bankers' acceptance is a time draft drawn on a commercial bank by a borrower, usually in connection with
international    commercial transactions. Certificates of deposit
may have fixed or variable    rates. The Fund may invest in U.S.
banks, foreign branches of U.S. banks,    U.S. branches of
foreign banks, and foreign branches of foreign banks.

   Short-Term Corporate Debt Securities Outstanding
nonconvertible corporate    debt securities (e.g., bonds and
debentures) which have one year or less    remaining to maturity.
Corporate notes may have fixed, variable, or floating    rates.

   Commercial Paper Short-term promissory notes issued by
corporations primarily    to finance short-term credit needs.
Certain notes may have floating or    variable rates.

   Foreign Government Securities Issued or guaranteed by a
foreign government,    province, instrumentality, political
subdivision, or similar unit thereof.

   Savings and Loan Obligations Negotiable certificates of
deposit and other    short-term debt obligations of savings and
loan associations.

   Supranational Agencies Securities of certain supranational
entities, such as    the International Development Bank.

             When-Issued Securities and Forward Commitment
Contracts

   The Fund may purchase securities on a "when-issued" or delayed
delivery basis    ("When-Issueds") and may purchase securities on
a forward commitment basis    ("Forwards"). Any or all of the
Fund's investments in debt securities may be in the form of
When-Issueds and Forwards. The price of    such securities, which
may be expressed in yield terms, is fixed at the time    the
commitment to purchase is made, but delivery and payment take
place at a    later date. Normally, the settlement date occurs
within 90 days of the    purchase for When-Issueds, but may be
substantially longer for Forwards.

   During the period between purchase and settlement, no payment
is made by the    Fund to the issuer and no interest accrues to
the Fund. The purchase of these    securities will result in a
loss if their value declines prior to the    settlement date.
This could occur, for example, if interest rates increase
prior to settlement. The longer the period between purchase and
settlement,    the greater the risks are. At the time the Fund
makes the commitment to    purchase these securities, it will
record the transaction and reflect the    value of the security
in determining its net asset value. The Fund will cover    these
securities by maintaining cash and/or liquid, high-grade debt securities with its custodian bank equal in value to commitments
for them    during the time between the purchase and the
settlement. Therefore, the    longer this period, the longer the
period during which alternative investment    options are not
available to the Fund (to the extent of the securities used
for cover). Such securities either will mature or, if necessary,
be sold on    or before the settlement date.

   To the extent the Fund remains fully or almost fully invested
(in securities    with a remaining maturity of more than one
year) at the same time it    purchases these securities, there
will be greater fluctuations in the Fund's    net asset value
than if the Fund did not purchase them.

   Balanced and Real Estate Funds

                           Mortgage-Related Securities

   Mortgage-related securities in which the Fund may invest
include, but are not    limited to, those described below.

   Mortgage-Backed Securities Mortgage-backed securities are
securities    representing an interest in a pool of mortgages.
The mortgages may be of a    variety of types, including
adjustable rate, conventional 30-year fixed rate,    graduated
payment, and 15-year. Principal and interest payments made on the mortgages in the underlying mortgage pool are passed through to
the Fund.    This is in contrast to traditional bonds where
principal is normally paid    back at maturity in a lump sum.
Unscheduled prepayments of principal shorten    the securities'
weighted average life and may lower their total return. (When a mortgage in the underlying mortgage pool is prepaid, an
unscheduled    principal prepayment is passed through to the
Fund. This principal is    returned to the Fund at par. As a
result, if a mortgage security were trading    at a premium, its
total return would be lowered by prepayments, and if a
mortgage security were trading at a discount, its total return
would be    increased by prepayments.) The value of these
securities also may change    because of changes in the market's
perception of the creditworthiness of the    federal agency that
issued them. In addition, the mortgage securities market    in
general may be adversely affected by changes in governmental
regulation or    tax policies.

   U.S. Government Agency Mortgage-Backed Securities These are
obligations    issued or guaranteed by the United States
Government of one of its agencies    or instrumentalities, such
as the Government National Mortgage Association    ("Ginnie Mae"
or "GNMA"), the Federal National Mortgage Association ("Fannie Mae" or "FNMA") the Federal Home Loan Mortgage Corporation
("Freddie Mac" or    "FHLMC"), and the Federal Agricultural
Mortgage Corporation ("Farmer Mac" or    "FAMC"). FNMA, FHLMC,
and FAMC obligations are not backed by the full faith    and
credit of the U.S. government as GNMA certificates are, but they
are    supported by the instrumentality's right to borrow from
the United States    Treasury. U.S. Government Agency
Mortgage-Backed Certificates provide for the    pass-through to
investors of their pro-rata share of monthly payments
(including any prepayments) made by the individual borrowers on
the pooled    mortgage loans, net of any fees paid to the
guarantor of such securities and    the servicer of the
underlying mortgage loans. Each of GNMA, FNMA, FHLMC, and    FAMC
guarantees timely distributions of interest to certificate
holders. GNMA    and FNMA guarantee timely distributions of
scheduled principal. FHLMC has in    the past guaranteed only the
ultimate collection of principal of the    underlying mortgage
loan; however, FHLMC now issues Mortgage-Backed    Securities
(FHLMC Gold PCS) which also guarantee timely payment of monthly principal reductions.

   Ginnie Mae Certificates Ginnie Mae is a wholly owned corporate instrumentality of the United States within the Department of
Housing and    Urban Development. The National Housing Act of
1934, as amended (the "Housing Act"), authorizes Ginnie Mae to
guarantee the timely payment of the    principal of and interest
on certificates that are based on and backed by a    pool of
mortgage loans insured by the Federal Housing Administration
under    the Housing Act, or Title V of the Housing Act of 1949
("FHA Loans"), or    guaranteed by the Department of Veterans
Affairs under the Servicemen's    Readjustment Act of 1944, as
amended ("VA Loans"), or by pools of other    eligible mortgage
loans. The Housing Act provides that the full faith and    credit
of the United States government is pledged to the payment of all amounts that may be required to be paid under any guaranty. In
order to meet    its obligations under such guaranty, Ginnie Mae
is authorized to borrow from    the United States Treasury with
no limitations as to amount.

   Fannie Mae Certificates Fannie Mae is a federally chartered
and privately    owned corporation organized and existing under
the Federal National Mortgage    Association Charter Act of 1938.
FNMA Certificates represent a pro-rata    interest in a group of
mortgage loans purchased by Fannie Mae. FNMA    guarantees the
timely payment of principal and interest on the securities it issues. The obligations of FNMA are not backed by the full faith
and credit    of the U.S. government.

   Freddie Mac Certificates Freddie Mac is a corporate
instrumentality of the    United States created pursuant to the
Emergency Home Finance Act of 1970, as    amended (the "FHLMC
Act"). Freddie Mac Certificates represent a pro-rata interest in a group of mortgage loans (a "Freddie Mac Certificate group")
 purchased by Freddie Mac. Freddie Mac guarantees timely payment of interest and principal on certain securities it issues and
timely payment of interest    and eventual payment of principal
on other securities it issues. The    obligations of Freddie Mac
are obligations solely of Freddie Mac and are not    backed by
the full faith and credit of the U.S. government.

   Farmer Mac Certificates The Federal Agricultural Mortgage
Corporation    ("Farmer Mac") is a federally chartered
instrumentality of the United States    established by Title VIII
of the Farm Credit Act of 1971, as amended    ("Charter Act").
Farmer Mac was chartered primarily to attract new capital    for
financing of agricultural real estate by making a secondary
market in    certain qualified agricultural real estate loans.
Farmer Mac provides    guarantees of timely payment of principal
and interest on securities    representing interests in, or
obligations backed by, pools of mortgages    secured by first
liens on agricultural real estate ("Farmer Mac    Certificates").
Similar to Fannie Mae and Freddie Mac, Farmer Mac's
Certificates are not supported by the full faith and credit of
the U.S.    government; rather, Farmer Mac may borrow up from the
U.S. Treasury to meet    its guaranty obligations.

   As discussed above, prepayments on the underlying mortgages
and their effect    upon the rate of return of a Mortgage-Backed
Security, is the principal    investment risk for a purchaser of
such securities, like the Fund. Over time,    any pool of
mortgages will experience prepayments due to a variety of factors, including (1) sales of the underlying homes (including foreclosures), (2) refinancings of the underlying mortgages, and
(3)    increased amortization by the mortgagee. These factors, in
turn, depend upon    general economic factors, such as level of
interest rates and economic    growth. Thus, investors normally
expect prepayment rates to increase during    periods of strong
economic growth or declining interest rates, and to    decrease
in recessions and rising interest rate environments. Accordingly, the life of the Mortgage-Backed Security is likely to be
substantially    shorter than the stated maturity of the
mortgages in the underlying pool.    Because of such variation in
prepayment rates, it is not possible to predict    the life of a
particular Mortgage-Backed Security, but FHA statistics
indicate that 25- to 30-year single family dwelling mortgages
have an average    life of approximately 12 years. The majority
of Ginnie Mae Certificates are    backed by mortgages of this
type, and, accordingly, the generally accepted    practice treats
Ginnie Mae Certificates as 30-year securities which prepay
full in the 12th year. FNMA and Freddie Mac Certificates may have
differing    prepayment characteristics.

   Fixed Rate Mortgage-Backed Securities bear a stated "coupon
rate" which    represents the effective mortgage rate at the time
of issuance, less certain    fees to GNMA, FNMA and FHLMC for
providing the guarantee, and the issuer for    assembling the
pool and for passing through monthly payments of interest and principal.

     Payments to holders of Mortgage-Backed Securities consist of
the monthly    distributions of interest and principal less the
applicable fees. The actual    yield to be earned by a holder of
Mortgage-Backed Securities is calculated by    dividing interest
payments by the purchase price paid for the Mortgage-Backed Securities (which may be at a premium or a discount from the face
value of    the certificate).

   Monthly distributions of interest, as contrasted to
semi-annual distributions    which are common for other fixed
interest investments, have the effect of    compounding and
thereby raising the effective annual yield earned on Mortgage-Backed Securities. Because of the variation in the life
of the pools    of mortgages which back various Mortgage-Backed
Securities, and because it is    impossible to anticipate the
rate of interest at which future principal    payments may be
reinvested, the actual yield earned from a portfolio of Mortgage-Backed Securities will differ significantly from the
yield estimated    by using an assumption of a certain life for
each Mortgage-Backed Security    included in such a portfolio as
described above.

   U.S. Government Agency Multiclass Pass-Through Securities
Unlike CMOs, U.S.    Government Agency Multiclass Pass-Through
Securities, which include FNMA    Guaranteed REMIC Pass-Through
Certificates and FHLMC Multi-Class Mortgage    Participation
Certificates, are ownership interests in a pool of Mortgage Assets. Unless the context indicates otherwise, all references
herein to CMOs    include multiclass pass-through securities.

   Multi-Class Residential Mortgage Securities Such securities
represent    interests in pools of mortgage loans to residential
home buyers made by    commercial banks, savings and loan
associations or other financial    institutions. Unlike GNMA,
FNMA and FHLMC securities, the payment of    principal and
interest on Multi-Class Residential Mortgage Securities is not guaranteed by the U.S. government or any of its agencies.
Accordingly, yields    on Multi-Class Residential Mortgage
Securities have been historically higher    than the yields on
U.S. government mortgage securities. However, the risk of    loss
due to default on such instruments is higher since they are not guaranteed by the U.S. government or its agencies. Additionally,
pools of    such securities may be divided into senior or
subordinated segments. Although    subordinated mortgage
securities may have a higher yield than senior mortgage securities, the risk of loss of principal is greater because
losses on the    underlying mortgage loans must be borne by
persons holding subordinated    securities before those holding
senior mortgage securities.

   Privately-Issued Mortgage-Backed Certificates These are
pass-through    certificates issued by non-governmental issuers.
Pools of conventional    residential mortgage loans created by
such issuers generally offer a higher    rate of interest than
government and government-related pools because there    are no
direct or indirect government guarantees of payment. Timely
payment of    interest and principal of these pools is, however,
generally supported by    various forms of insurance or
guarantees, including individual loan, title,    pool and hazard
insurance. The insurance and guarantees are issued by
government entities, private insurance or the mortgage poolers.
Such    insurance and guarantees and the creditworthiness of the
issuers thereof will    be considered in determining whether a
mortgage-related security meets the    Fund's quality standards.
The Fund may buy mortgage-related securities    without insurance
or guarantees if through an examination of the loan    experience
and practices of the poolers, the investment manager determines that the securities meet the Fund's quality standards.

   Collateralized Mortgage Obligations (CMOs) CMOs are bonds that
are    collateralized by whole loan mortgages or mortgage
pass-through securities.    The bonds issued in a CMO deal are
divided into groups, and each group of    bonds is referred to as
a "tranche." Under the traditional CMO structure, the    cash
flows generated by the mortgages or mortgage pass-through
securities in    the collateral pool are used to first pay
interest and then pay principal to    the CMO bondholders. The
bonds issued under a CMO structure are retired    sequentially as
opposed to the pro-rata return of principal found in
traditional pass-through obligations. Subject to the various
provisions of    individual CMO issues, the cash flow generated
by the underlying collateral    (to the extent it exceeds the
amount required to pay the stated interest) is    used to retire
the bonds. Under the CMO structure, the repayment of principal among the different tranches is prioritized in accordance with
the terms of    the particular CMO issuance. The "fastest-pay"
tranche of bonds, as specified    in the prospectus for the
issuance, would initially receive all principal    payments. When
that tranche of bonds is retired, the next tranche, or
tranches, in the sequence, as specified in the prospectus,
receive all of the    principal payments until they are retired.
The sequential retirement of bond    groups continues until the
last tranche, or group of bonds, is retired.    Accordingly, the
CMO structure allows the issuer to use cash flows of long maturity, monthly-pay collateral to formulate securities with
short,    intermediate and long final maturities and expected
average lives.

   In recent years, new types of CMO structures have evolved.
These include    floating rate CMOs, planned amortization
classes, accrual bonds and CMO    residuals. These newer
structures affect the amount and timing of principal    and
interest received by each tranche from the underlying collateral.
Under    certain of these new structures, given classes of CMOs
have priority over    others with respect to the receipt of
prepayments on the mortgages.

    Therefore, depending on the type of CMOs in which the Fund
invests, the    investment may be subject to a greater or lesser
risk of prepayment than    other types of mortgage-related
securities.

   The primary risk of any mortgage security is the uncertainty
of the timing of    cash flows. For CMOs, the primary risk
results from the rate of prepayments    on the underlying
mortgages serving as collateral. An increase or decrease in prepayment rates (resulting from a decrease or increase in
mortgage interest    rates) will affect the yield, averaging life
and price of CMOs. The prices of    certain CMOs, depending on
their structure and the rate of prepayments, can    be volatile.
Some CMOs may also not be as liquid as other securities.

   Stripped Agency Mortgage-Backed Securities Stripped Agency
Mortgage-Backed    securities represent interests in a pool of
mortgages, the cash flow of which    has been separated into its
interest and principal components. "IOs"    (interest only
securities) receive the interest portion of the cash flow
while "POs" (principal only securities) receive the principal
portion.    Stripped Agency Mortgage-Backed Securities may be
issued by U.S. Government    Agencies or by private issuers
similar to those described above with respect    to CMOs and
privately-issued mortgage-backed certificates. As interest rates rise and fall, the value of IOs tends to move in the same
direction as    interest rates. The value of the other
mortgage-backed securities described    herein, like other debt
instruments, will tend to move in the opposite    direction
compared to interest rates. Under the Internal Revenue Code of 1986, as amended (the "Code"), POs may generate taxable income
from the    current accrual of original issue discount, without a
corresponding    distribution of cash to the Fund.

   The cash flows and yields on IO and PO classes are extremely
sensitive to the    rate of principal payments (including
prepayments) on the related underlying    mortgage assets. For
example, a rapid or slow rate of principal payments may    have a
material adverse effect on the prices of IOs or POs,
respectively. If    the underlying mortgage assets experience
greater than anticipated    prepayments of principal, an investor
may fail to fully recoup its initial    investment in an IO class
of a stripped mortgage-backed security, even if the    IO class
is rated AAA or Aaa or is derived from a full faith and credit obligation. Conversely, if the underlying mortgage assets
experience slower    than anticipated prepayments of principal,
the price on a PO class will be    affected more severely than
would be the case with a traditional    mortgage-backed security.

   The staff of the Securities and Exchange Commission has
advised the Fund that    it believes the Fund should treat IOs
and POs, other than government-issued    IOs or POs backed by
fixed rate mortgages, as illiquid securities and,    accordingly,
limit its investments in such securities, together with all
other illiquid securities, to 15% of the Fund's net assets. Under
the staff's    position, the determination of whether a
particular government-issued IO and    PO backed by fixed rate
mortgages may be made on a case by case basis under    guidelines
and standards established by the Fund's Board of Directors/Trustees. The Fund's Board of Directors/ Trustees has
delegated to    T. Rowe Price the authority to determine the
liquidity of these investments    based on the following
guidelines: the type of issuer; type of collateral,    including
age and prepayment characteristics; rate of interest on coupon relative to current market rates and the effect of the rate on
the potential    for prepayments; complexity of the issue's
structure, including the number of    tranches; size of the issue
and the number of dealers who make a market in    the IO or PO.
The Fund will treat non-government-issued IOs and POs not
backed by fixed or adjustable rate mortgages as illiquid unless
and until the    Securities and Exchange Commission modifies its
position.
                             Asset-Backed Securities

   The credit quality of most asset-backed securities depends
primarily on the    credit quality of the assets underlying such
securities, how well the entity    issuing the security is
insulated from the credit risk of the originator or    any other
affiliated entities and the amount and quality of any credit support provided to the securities. The rate of principal payment
on    asset-backed securities generally depends on the rate of
principal payments    received on the underlying assets which in
turn may be affected by a variety    of economic and other
factors. As a result, the yield on any asset-backed    security
is difficult to predict with precision and actual yield to
maturity    may be more or less than the anticipated yield to
maturity. Asset-backed    securities may be classified as
pass-through certificates or collateralized    obligations.

   Pass-through certificates are asset-backed securities which
represent an    undivided fractional ownership interest in an
underlying pool of assets.    Pass-through certificates usually
provide for payments of principal and    interest received to be
passed through to their holders, usually after    deduction for
certain costs and expenses incurred in administering the pool.

   Because pass-through certificates represent an ownership
interest in the    underlying assets, the holders thereof bear
directly the risk of any defaults    by the obligors on the
underlying assets not covered by any credit support.    See
"Types of Credit Support".

   Asset-backed securities issued in the form of debt
instruments, also known as    collateralized obligations, are
generally issued as the debt of a special    purpose entity
organized solely for the purpose of owning such assets and issuing such debt. Such assets are most often trade, credit card
or    automobile receivables. The assets collateralizing such
asset-backed    securities are pledged to a trustee or custodian
for the benefit of the    holders thereof. Such issuers generally
hold no assets other than those    underlying the asset-backed
securities and any credit support provided. As a    result,
although payments on such asset-backed securities are obligations
of    the issuers, in the event of defaults on the underlying
assets not covered by    any credit support (see "Types of Credit
Support"), the issuing entities are    unlikely to have
sufficient assets to satisfy their obligations on the    related
asset-backed securities.

                            Real Estate and REIT Risk

   Real Estate Fund only
   Investors in the Fund may experience many of the same risks
involved with    investing in real estate directly. These risks
include: declines in real    estate values, risks related to
local or general economic conditions,    particularly lack of
demand, overbuilding and increased competition,    increases in
property taxes and operating expenses, changes in zoning laws, heavy cash flow dependency, possible lack of availability of
mortgage funds,    obsolescence, losses due to natural disasters,
condemnation of properties,    regulatory limitations on rents
and fluctuations in rental income, variations    in market rental
rates, and possible environmental liabilities. Real Estate Investment Trusts ("REITs") may own real estate properties
(Equity REITs) and    be subject to these risks directly, or may
make or purchase mortgages    (Mortgage REITs) and be subject to
these risks indirectly through underlying    construction,
development, and long-term mortgage loans that may default or have payment problems.

   Equity REITs can be affected by rising interest rates that may
cause    investors to demand a high annual yield from future
distributions which, in    turn, could decrease the market prices
for the REITs. In addition, rising    interest rates also
increase the costs of obtaining financing for real estate projects. Since many real estate projects are dependent upon
receiving    financing, this could cause the value of the Equity
REITs in which the Fund    invests to decline.

   Mortgage REITs may hold mortgages that the mortgagors elect to
prepay during    periods of declining interest rates which may
diminish the yield on such    REITs. In addition, borrowers may
not be able to repay mortgages when due    which could have a
negative effect on the Fund.

   Some REITs have relatively small market capitalizations which
could increase    their volatility. REITs tend to be dependent
upon specialized management    skills and have limited
diversification so they are subject to risks inherent    in
operating and financing a limited number of properties. In
addition, when    the Fund invests in REITs, a shareholder will
bear his proportionate share of    fund expenses and, indirectly
bear similar expenses of the REITs. REITs    depend generally on
their ability to generate cash flow to make distributions    to
shareholders. In addition, both equity and mortgage REITs are
subject to    the risks of failing to qualify for tax-free status
of income under the    Internal Revenue Code or failing to
maintain exemption from the Investment    Company Act of 1940.

 PORTFOLIO MANAGEMENT PRACTICES

                         Lending of Portfolio Securities

   Securities loans are made to broker-dealers or institutional
investors or    other persons, pursuant to agreements requiring
that the loans be    continuously secured by collateral at least
equal at all times to the value    of the securities lent marked
to market on a daily basis. The collateral    received will
consist of cash, U.S. government securities, letters of credit or such other collateral as may be permitted under its investment
program.    While the securities are being lent, the Fund will
continue to receive the    equivalent of the interest or
dividends paid by the issuer on the securities,    as well as
interest on the investment of the collateral or a fee from the borrower. The Fund has a right to call each loan and obtain the
securities on    five business days' notice or, in connection
with securities trading on    foreign markets, within such longer
period of time which coincides with the    normal settlement
period for purchases and sales of such securities in such
foreign markets. The Fund will not have the right to vote on
securities while    they are being lent, but it will call a loan
in anticipation of any important    vote. The risk in lending
portfolio securities, as with other extensions of    secured
credit, consist of possible delay in receiving additional
collateral    or in the recovery of the securities or possible
loss of rights in the    collateral should the borrower fail
financially. Loans will only be made to    firms deemed by T.
Rowe Price to be of good standing and will not be made    unless,
in the judgment of T. Rowe Price, the consideration to be earned
from    such loans would justify the risk.

   Other Lending/Borrowing
   Subject to approval by the Securities and Exchange Commission
and certain    state regulatory agencies, the Fund may make loans
to, or borrow funds from,    other mutual funds sponsored or
advised by T. Rowe Price or Rowe    Price-Fleming International,
Inc. ("Price-Fleming"), (collectively, "Price    Funds"). The
Fund has no current intention of engaging in these practices at this time.
                              Repurchase Agreements

   The Fund may enter into a repurchase agreement through which
an investor    (such as the Fund) purchases a security (known as
the "underlying security")    from a well-established securities
dealer or a bank that is a member of the    Federal Reserve
System. Any such dealer or bank will be on T. Rowe Price's approved list and have a credit rating with respect to its
short-term debt of    at least A1 by Standard & Poor's
Corporation, P1 by Moody's Investors    Services, Inc., or the
equivalent rating by T. Rowe Price. At that time, the    bank or
securities dealer agrees to repurchase the underlying security at
the    same price, plus specified interest. Repurchase agreements
are generally for    a short period of time, often less than a
week. Repurchase agreements which    do not provide for payment
within seven days will be treated as illiquid    securities. The
Fund will only enter into repurchase agreements where (i) the underlying securities are of the type (excluding maturity
limitations) which    the Fund's investment guidelines would
allow it to purchase directly, (ii)    the market value of the
underlying security, including interest accrued, will    be at
all times equal to or exceed the value of the repurchase
agreement, and    (iii) payment for the underlying security is
made only upon physical delivery    or evidence of book-entry
transfer to the account of the custodian or a bank    acting as
agent. In the event of a bankruptcy or other default of a seller
of    a repurchase agreement, the Fund could experience both
delays in liquidating    the underlying security and losses,
including: (a) possible decline in the    value of the underlying
security during the period while the Fund seeks to    enforce its
rights thereto; (b) possible subnormal levels of income and lack of access to income during this period; and (c) expenses of
enforcing its    rights.

                          Reverse Repurchase Agreements

   Although the Fund has no current intention, of engaging in
reverse repurchase    agreements, the Fund reserves the right to
do so. Reverse repurchase    agreements are ordinary repurchase
agreements in which a Fund is the seller    of, rather than the
investor in, securities, and agrees to repurchase them at    an
agreed upon time and price. Use of a reverse repurchase agreement
may be    preferable to a regular sale and later repurchase of
the securities because    it avoids certain market risks and
transaction costs. A reverse repurchase    agreement may be
viewed as a type of borrowing by the Fund, subject to Investment Restriction (1). (See "Investment Restrictions," page __).

                              Money Market Reserves

   It is expected that the Funds will invest their cash reserves
primarily in    one or more money market funds established for
the exclusive use of the T.    Rowe Price family of mutual funds
and other clients of T. Rowe Price and    Price-Fleming.
Currently, two such money market funds are in
operation-Reserve Investment Fund ("RIF") and Government Reserve
Investment    Fund ("GRF"), each a series of the Reserve
Investment Funds, Inc. Additional    series may be created in the
future. These funds were created and operate    under an
Exemptive Order issued by the Securities and Exchange Commission
 (Investment Company Act Release No. IC-22770, July 29, 1997).

   Both funds must comply with the requirements of Rule 2a-7
under the    Investment Company Act of 1940 governing money
market funds. The RIF invests    at least 95% of its total assets
in prime money market instruments receiving    the highest credit
rating. The GRF invests primarily in a portfolio of U.S. government-backed securities, primarily U.S. Treasuries, and
repurchase    agreements thereon.

   The RIF and GRF provide a very efficient means of managing the
cash reserves    of the Funds. While neither RIF or GRF pay an
advisory fee to the Investment    Manager, they will incur other
expenses. However, the RIF and GRF are    expected by T. Rowe
Price to operate at very low expense ratios. The Funds    will
only invest in RIF or GRF to the extent it is consistent with
each    Fund's objective and program.

   Neither fund is insured or guaranteed by the U.S. government,
and there is no    assurance they will maintain a stable net
asset value of $1.00 per share.

   All Funds, Except Equity Index 500, Extended Equity Market
Index, and Total    Equity Market Index Funds

                                     Options

   Options are a type of potentially high-risk derivative.

                          Writing Covered Call Options

   The Fund may write (sell) American or European style "covered"
call options    and purchase options to close out options
previously written by the Fund. In    writing covered call
options, the Fund expects to generate additional premium
income which should serve to enhance the Fund's total return and
reduce the    effect of any price decline of the security or
currency involved in the    option. Covered call options will
generally be written on securities or    currencies which, in T.
Rowe Price's opinion, are not expected to have any    major price
increases or moves in the near future but which, over the long term, are deemed to be attractive investments for the Fund.

   A call option gives the holder (buyer) the "right to purchase"
a security or    currency at a specified price (the exercise
price) at expiration of the    option (European style) or at any
time until a certain date (the expiration    date) (American
style). So long as the obligation of the writer of a call
option continues, he may be assigned an exercise notice by the
broker-dealer    through whom such option was sold, requiring him
to deliver the underlying    security or currency against payment
of the exercise price. This obligation    terminates upon the
expiration of the call option, or such earlier time at    which
the writer effects a closing purchase transaction by repurchasing
an    option identical to that previously sold. To secure his
obligation to deliver    the underlying security or currency in
the case of a call option, a writer is    required to deposit in
escrow the underlying security or currency or other    assets in
accordance with the rules of a clearing corporation.

   The Fund will write only covered call options. This means that
the Fund will    own the security or currency subject to the
option or an option to purchase    the same underlying security
or currency, having an exercise price equal to    or less than
the exercise price of the "covered" option, or will establish and maintain with its custodian for the term of the option, an
account    consisting of cash, U.S. government securities or
other liquid high-grade    debt obligations having a value equal
to the fluctuating market value of the    optioned securities or
currencies.

   Portfolio securities or currencies on which call options may
be written will    be purchased solely on the basis of investment
considerations consistent with    the Fund's investment
objective. The writing of covered call options is a
conservative investment technique believed to involve relatively
little risk    (in contrast to the writing of naked or uncovered
options, which the Fund will not do), but    capable of enhancing
the Fund's total return. When writing a covered call    option, a
Fund, in return for the premium, gives up the opportunity for profit from a price increase in the underlying security or
currency above the    exercise price, but conversely retains the
risk of loss should the price of    the security or currency
decline. Unlike one who owns securities or    currencies not
subject to an option, the Fund has no control over when it may be required to sell the underlying securities or currencies,
since it may be    assigned an exercise notice at any time prior
to the expiration of its    obligation as a writer. If a call
option which the Fund has written expires,    the Fund will
realize a gain in the amount of the premium; however, such gain may be offset by a decline in the market value of the underlying
security or    currency during the option period. If the call
option is exercised, the Fund    will realize a gain or loss from
the sale of the underlying security or    currency. The Fund does
not consider a security or currency covered by a call    to be
"pledged" as that term is used in the Fund's policy which limits
the    pledging or mortgaging of its assets.

   The premium received is the market value of an option. The
premium the Fund    will receive from writing a call option will
reflect, among other things, the    current market price of the
underlying security or currency, the relationship    of the
exercise price to such market price, the historical price
volatility    of the underlying security or currency, and the
length of the option period.    Once the decision to write a call
option has been made, T. Rowe Price, in    determining whether a
particular call option should be written on a    particular
security or currency, will consider the reasonableness of the anticipated premium and the likelihood that a liquid secondary
market will    exist for those options. The premium received by
the Fund for writing covered    call options will be recorded as
a liability of the Fund. This liability will    be adjusted daily
to the option's current market value, which will be the    latest
sale price at the time at which the net asset value per share of
the    Fund is computed (close of the New York Stock Exchange),
or, in the absence    of such sale, the latest asked price. The
option will be terminated upon    expiration of the option, the
purchase of an identical option in a closing    transaction, or
delivery of the underlying security or currency upon the exercise of the option.

   Closing transactions will be effected in order to realize a
profit on an    outstanding call option, to prevent an underlying
security or currency from    being called, or, to permit the sale
of the underlying security or currency.    Furthermore, effecting
a closing transaction will permit the Fund to write    another
call option on the underlying security or currency with either a different exercise price or expiration date or both. If the Fund
desires to    sell a particular security or currency from its
portfolio on which it has    written a call option, or purchased
a put option, it will seek to effect a    closing transaction
prior to, or concurrently with, the sale of the security    or
currency. There is, of course, no assurance that the Fund will be
able to    effect such closing transactions at favorable prices.
If the Fund cannot    enter into such a transaction, it may be
required to hold a security or    currency that it might
otherwise have sold. When the Fund writes a covered    call
option, it runs the risk of not being able to participate in the appreciation of the underlying securities or currencies above
the exercise    price, as well as the risk of being required to
hold on to securities or    currencies that are depreciating in
value. This could result in higher    transaction costs. The Fund
will pay transaction costs in connection with the    writing of
options to close out previously written options. Such transaction costs are normally higher than those applicable to purchases
and sales of    portfolio securities.

   Call options written by the Fund will normally have expiration
dates of less    than nine months from the date written. The
exercise price of the options may    be below, equal to, or above
the current market values of the underlying    securities or
currencies at the time the options are written. From time to time, the Fund may purchase an underlying security or currency
for delivery    in accordance with an exercise notice of a call
option assigned to it, rather    than delivering such security or
currency from its portfolio. In such cases,    additional costs
may be incurred.

   The Fund will realize a profit or loss from a closing purchase
transaction if    the cost of the transaction is less or more
than the premium received from    the writing of the option.
Because increases in the market price of a call    option will
generally reflect increases in the market price of the underlying security or currency, any loss resulting from the repurchase of
a call option    is likely to be offset in whole or in part by
appreciation of the underlying    security or currency owned by
the Fund.

   The Fund will not write a covered call option if, as a result,
the aggregate    market value of all portfolio securities or
currencies covering written call or put options exceeds 25% of the market value of the Fund's net assets. In calculating the 25%
limit, the Fund will offset, against the value    of assets
covering written calls and puts, the value of purchased calls and puts on identical securities or currencies with identical maturity dates.
                           Writing Covered Put Options

   The Fund may write American or European style covered put
options and    purchase options to close out options previously
written by the Fund. A put    option gives the purchaser of the
option the right to sell, and the writer    (seller) has the
obligation to buy, the underlying security or currency at    the
exercise price during the option period (American style) or at
the    expiration of the option (European style). So long as the
obligation of the    writer continues, he may be assigned an
exercise notice by the broker-dealer    through whom such option
was sold, requiring him to make payment to the    exercise price
against delivery of the underlying security or currency. The operation of put options in other respects, including their
related risks and    rewards, is substantially identical to that
of call options.

   The Fund would write put options only on a covered basis,
which means that    the Fund would maintain in a segregated
account cash, U.S. government    securities or other liquid
high-grade debt obligations in an amount not less    than the
exercise price or the Fund will own an option to sell the
underlying    security or currency subject to the option having
an exercise price equal to    or greater than the exercise price
of the "covered" option at all times while    the put option is
outstanding.  (The rules of a clearing corporation    currently
require that such assets be deposited in escrow to secure payment of the exercise price.)

   The Fund would generally write covered put options in
circumstances where T.    Rowe Price wishes to purchase the
underlying security or currency for the    Fund's portfolio at a
price lower than the current market price of the    security or
currency. In such event the Fund would write a put option at an exercise price which, reduced by the premium received on the
option, reflects    the lower price it is willing to pay. Since
the Fund would also receive    interest on debt securities or
currencies maintained to cover the exercise    price of the
option, this technique could be used to enhance current return during periods of market uncertainty. The risk in such a
transaction would be    that the market price of the underlying
security or currency would decline    below the exercise price
less the premiums received. Such a decline could be
substantial and result in a significant loss to the Fund. In
addition, the    Fund, because it does not own the specific
securities or currencies which it    may be required to purchase
in exercise of the put, cannot benefit from    appreciation, if
any, with respect to such specific securities or currencies.

   The Fund will not write a covered put option if, as a result,
the aggregate    market value of all portfolio securities or
currencies covering put or call    options exceeds 25% of the
market value of the Fund's net assets. In    calculating the 25%
limit, the Fund will offset, against the value of assets covering written puts and calls, the value of purchased puts and
calls on    identical securities or currencies with identical
maturity dates.
                             Purchasing Put Options

   The Fund may purchase American or European style put options.
As the holder    of a put option, the Fund has the right to sell
the underlying security or    currency at the exercise price at
any time during the option period (American    style) or at the
expiration of the option (European style). The Fund may    enter
into closing sale transactions with respect to such options,
exercise    them or permit them to expire. The Fund may purchase
put options for    defensive purposes in order to protect against
an anticipated decline in the    value of its securities or
currencies. An example of such use of put options    is provided
below.

   The Fund may purchase a put option on an underlying security
or currency (a    "protective put") owned by the Fund as a
defensive technique in order to    protect against an anticipated
decline in the value of the security or    currency. Such hedge
protection is provided only during the life of the put    option
when the Fund, as the holder of the put option, is able to sell
the    underlying security or currency at the put exercise price
regardless of any    decline in the underlying security's market
price or currency's exchange    value. For example, a put option
may be purchased in order to protect    unrealized appreciation
of a security or currency where T. Rowe Price deems    it
desirable to continue to hold the security or currency because of
tax    considerations. The premium paid for the put option and
any transaction costs    would reduce any capital gain otherwise
available for distribution when the    security or currency is
eventually sold.

   The Fund may also purchase put options at a time when the Fund
does not own    the underlying security or currency. By
purchasing put options on a security    or currency it does not
own, the Fund seeks to benefit from a decline in the market price
of the underlying security or currency. If    the put option is
not sold when it has remaining value, and if the market    price
of the underlying security or currency remains equal to or
greater than    the exercise price during the life of the put
option, the Fund will lose its    entire investment in the put
option. In order for the purchase of a put    option to be
profitable, the market price of the underlying security or currency must decline sufficiently below the exercise price to
cover the    premium and transaction costs, unless the put option
is sold in a closing    sale transaction.

   The Fund will not commit more than 5% of its assets to
premiums when    purchasing put and call options. The premium
paid by the Fund when purchasing    a put option will be recorded
as an asset of the Fund. This asset will be    adjusted daily to
the option's current market value, which will be the latest
sale price at the time at which the net asset value per share of
the Fund is    computed (close of New York Stock Exchange), or,
in the absence of such sale,    the latest bid price. This asset
will be terminated upon expiration of the    option, the selling
(writing) of an identical option in a closing    transaction, or
the delivery of the underlying security or currency upon the exercise of the option.

                               Purchasing Call Options

   The Fund may purchase American or European style call options.
As the holder    of a call option, the Fund has the right to
purchase the underlying security    or currency at the exercise
price at any time during the option period (American style) or at the expiration of the option (European style). The Fund may enter into closing sale transactions with respect to such
options,    exercise them or permit them to expire. The Fund may
purchase call options    for the purpose of increasing its
current return or avoiding tax consequences which could reduce its current return. The Fund may also purchase call options in order to acquire the underlying securities or currencies.
Examples    of such uses of call options are provided below.

   Call options may be purchased by the Fund for the purpose of
acquiring the    underlying securities or currencies for its
portfolio. Utilized in this    fashion, the purchase of call
options enables the Fund to acquire the    securities or
currencies at the exercise price of the call option plus the premium paid. At times the net cost of acquiring securities or
currencies in    this manner may be less than the cost of
acquiring the securities or    currencies directly. This
technique may also be useful to the Fund in    purchasing a large
block of securities or currencies that would be more    difficult
to acquire by direct market purchases. So long as it holds such a call option rather than the underlying security or currency
itself, the Fund    is partially protected from any unexpected
decline in the market price of the    underlying security or
currency and in such event could allow the call option    to
expire, incurring a loss only to the extent of the premium paid
for the    option.

   The Fund will not commit more than 5% of its assets to
premiums when    purchasing call and put options. The Fund may
also purchase call options on    underlying securities or
currencies it owns in order to protect unrealized    gains on
call options previously written by it. A call option would be purchased for this purpose where tax considerations make it
inadvisable to    realize such gains through a closing purchase
transaction. Call options may    also be purchased at times to
avoid realizing losses.

                        Dealer (Over-the-Counter) Options

   The Fund may engage in transactions involving dealer options.
Certain risks    are specific to dealer options. While the Fund
would look to a clearing    corporation to exercise
exchange-traded options, if the Fund were to purchase    a dealer
option, it would rely on the dealer from whom it purchased the option to perform if the option were exercised. Failure by the
dealer to do    so would result in the loss of the premium paid
by the Fund as well as loss    of the expected benefit of the
transaction.

   Exchange-traded options generally have a continuous liquid
market while    dealer options have none. Consequently, the Fund
will generally be able to    realize the value of a dealer option
it has purchased only by exercising it    or reselling it to the
dealer who issued it. Similarly, when the Fund writes    a dealer
option, it generally will be able to close out the option prior
to    its expiration only by entering into a closing purchase
transaction with the    dealer to which the Fund originally wrote
the option. While the Fund will    seek to enter into dealer
options only with dealers who will agree to and    which are
expected to be capable of entering into closing transactions with the Fund, there can be no assurance that the Fund will be able
to liquidate a    dealer option at a favorable price at any time
prior to expiration. Until the    Fund, as a covered dealer call
option writer, is able to effect a closing    purchase
transaction, it will not be able to liquidate securities (or
other    assets) or currencies used as cover until the option
expires or is exercised. In the    event of insolvency of the
contra party, the Fund may be unable to liquidate    a dealer
option. With respect to options written by the Fund, the
inability    to enter into a closing transaction may result in
material losses to the    Fund. For example, since the Fund must
maintain a secured position with    respect to any call option on
a security it writes, the Fund may not sell the    assets which
it has segregated to secure the position while it is obligated under the option. This requirement may impair a Fund's ability to
sell    portfolio securities or currencies at a time when such
sale might be    advantageous.

   The Staff of the SEC has taken the position that purchased
dealer options and    the assets used to secure the written
dealer options are illiquid securities.    The Fund may treat the
cover used for written OTC options as liquid if the    dealer
agrees that the Fund may repurchase the OTC option it has written
for    a maximum price to be calculated by a predetermined
formula. In such cases,    the OTC option would be considered
illiquid only to the extent the maximum    repurchase price under
the formula exceeds the intrinsic value of the option.

   Accordingly, the Fund will treat dealer options as subject to
the Fund's    limitation on illiquid securities. If the SEC
changes its position on the    liquidity of dealer options, the
Fund will change its treatment of such    instrument accordingly.

   Equity Index 500, Extended Equity Market Index, and Total
Equity Market Index    Funds

   The only option activity the Funds currently may engage in is
the purchase of    S&P 500 call options for the Equity Index 500
Fund, or the purchases of call    options on any indices that may
be consistent with the investment programs    for the Extended
Equity Market Index and Total Equity Market Index Funds.    Such
activity is subject to the same risks described above under
"Purchasing    Call Options." The Funds reserve the right to
engage in other options    activity, however.

   All Funds

                                Futures Contracts

   Futures contracts are a type of potentially high-risk derivative.

   Transactions in Futures
   The Fund may enter into futures contracts including stock
index, interest    rate, and currency futures ("futures" or
"futures contracts").

   The New Era Fund may also enter into futures on commodities related to the types of companies in which it invests, such as oil and gold futures. The Equity Index 500 Fund may only enter
into stock index futures, such as the    S&P 500 stock index, to
provide an efficient means of maintaining liquidity    while
being invested in the market, to facilitate trading, or to reduce transaction costs. It will not use futures for hedging
purposes. Otherwise    the nature of such futures and the
regulatory limitations and risks to which they are subject are the same as those described below.

   Stock index futures contracts may be used to provide a hedge
for a portion of    the Fund's portfolio, as a cash management
tool, or as an efficient way for    T. Rowe Price to implement
either an increase or decrease in portfolio market    exposure in
response to changing market conditions. The Fund may purchase or sell futures contracts with respect to any stock index.
Nevertheless, to    hedge the Fund's portfolio successfully, the
Fund must sell futures contacts    with respect to indices or
subindices whose movements will have a significant    correlation
with movements in the prices of the Fund's portfolio securities.

   Interest rate or currency futures contracts may be used as a
hedge against    changes in prevailing levels of interest rates
or currency exchange rates in    order to establish more
definitely the effective return on securities or    currencies
held or intended to be acquired by the Fund. In this regard, the
 Fund could sell interest rate or currency futures as an offset
against the    effect of expected increases in interest rates or
currency exchange rates and    purchase such futures as an offset
against the effect of expected declines in    interest rates or
currency exchange rates.

   The Fund will enter into futures contracts which are traded on national or foreign futures exchanges, and are standardized as to maturity date and underlying financial instrument. Futures exchanges and trading in the United States are regulated under the Commodity Exchange Act by the CFTC. Futures are traded in London, at the London International Financial Futures Exchange,
in Paris, at the    MATIF, and in Tokyo, at the Tokyo Stock
Exchange.  Although techniques other    than the sale and
purchase of futures contracts could be used for the above-referenced purposes, futures contracts offer an effective
and    relatively low cost means of implementing the Fund's
objectives in these    areas.

   Regulatory Limitations
   The Fund will engage in futures contracts and options thereon
only for bona    fide hedging, yield enhancement, and risk
management purposes, in each case    in accordance with rules and
regulations of the CFTC.

   The Fund may not purchase or sell futures contracts or related
options if,    with respect to positions which do not qualify as
bona fide hedging under    applicable CFTC rules, the sum of the
amounts of initial margin deposits and    premium paid on those
positions would exceed 5% of the net asset value of the    Fund
after taking into account unrealized profits and unrealized
losses on    any such contracts it has entered into; provided,
however, that in the case    of an option that is in-the-money at
the time of purchase, the in-the-money    amount may be excluded
in calculating the 5% limitation. For purposes of this    policy,
options on futures contracts and foreign currency options traded
on a    commodities exchange will be considered "related
options." This policy may be    modified by the Board of
Directors/Trustees without a shareholder vote and    does not
limit the percentage of the Fund's assets at risk to 5%.

   In instances involving the purchase of futures contracts or
the writing of    call or put options thereon by the Fund, an
amount of cash, U.S. government    securities or other liquid,
high-grade debt obligations, equal to the market    value of the
futures contracts and options thereon (less any related margin deposits), will be identified in an account with the Fund's
custodian to    cover the position, or alternative cover (such as
owning an offsetting    position) will be employed. Assets used
as cover or held in an identified    account cannot be sold while
the position in the corresponding option or    future is open,
unless they are replaced with similar assets. As a result,    the
commitment of a large portion of a Fund's assets to cover or
identified    accounts could impede portfolio management or the
fund's ability to meet    redemption requests or other current
obligations.

   If the CFTC or other regulatory authorities adopt different
(including less    stringent) or additional restrictions, the
Fund would comply with such new    restrictions.

   Trading in Futures Contracts
   A futures contract provides for the future sale by one party
and purchase by    another party of a specified amount of a
specific financial instrument (e.g.,    units of a stock index)
for a specified price, date, time and place    designated at the
time the contract is made. Brokerage fees are incurred when    a
futures contract is bought or sold and margin deposits must be
maintained.    Entering into a contract to buy is commonly
referred to as buying or    purchasing a contract or holding a
long position. Entering into a contract to    sell is commonly
referred to as selling a contract or holding a short    position.

   Unlike when the Fund purchases or sells a security, no price
would be paid or    received by the Fund upon the purchase or
sale of a futures contract. Upon    entering into a futures
contract, and to maintain the Fund's open positions    in futures
contracts, the Fund would be required to deposit with its custodian in a segregated account in the name of the futures
broker an amount    of cash, U.S. government securities, suitable
money market instruments, or    liquid, high-grade debt
securities, known as "initial margin." The margin    required for
a particular futures contract is set by the exchange on which the contract is traded, and may be significantly modified from
time to time    by the exchange during the term of the contract.
Futures contracts are    customarily purchased and sold on
margins that may range upward from less    than 5% of the value
of the contract being traded.

   If the price of an open futures contract changes (by increase
in the case of    a sale or by decrease in the case of a
purchase) so that the loss on the    futures contract reaches a
point at which the margin on deposit does not    satisfy margin
requirements, the broker will require an increase in the
margin. However, if the value of a position increases because of
favorable    price changes in the futures contract so that the
margin deposit exceeds the    required margin, the broker will
pay the excess to the Fund.

   These subsequent payments, called "variation margin," to and
from the futures    broker, are made on a daily basis as the
price of the underlying assets    fluctuate making the long and
short positions in the futures contract more or less valuable, a
process known as "marking to the market." The Fund    expects to
earn interest income on its margin deposits.

   Although certain futures contracts, by their terms, require
actual future    delivery of and payment for the underlying
instruments, in practice most    futures contracts are usually
closed out before the delivery date. Closing    out an open
futures contract purchase or sale is effected by entering into an offsetting futures contract sale or purchase, respectively, for
the same    aggregate amount of the identical securities and the
same delivery date. If    the offsetting purchase price is less
than the original sale price, the Fund    realizes a gain; if it
is more, the Fund realizes a loss. Conversely, if the
offsetting sale price is more than the original purchase price,
the Fund    realizes a gain; if it is less, the Fund realizes a
loss. The transaction    costs must also be included in these
calculations. There can be no assurance,    however, that the
Fund will be able to enter into an offsetting transaction    with
respect to a particular futures contract at a particular time. If
the    Fund is not able to enter into an offsetting transaction,
the Fund will    continue to be required to maintain the margin
deposits on the futures    contract.

   For example, the Standard & Poor's 500 Stock Index is made up
of 500 selected    common stocks, most of which are listed on the
New York Stock Exchange. The    S&P 500 Index assigns relative
weightings to the common stocks included in    the Index, and the
Index fluctuates with changes in the market values of    those
common stocks. In the case of the S&P 500 Index, contracts are to
buy    or sell 500 units. Thus, if the value of the S&P 500 Index
were $150, one    contract would be worth $75,000 (500 units x
$150). The stock index futures    contract specifies that no
delivery of the actual stock making up the index    will take
place. Instead, settlement in cash occurs. Over the life of the contract, the gain or loss realized by the Fund will equal the
difference    between the purchase (or sale) price of the
contract and the price at which    the contract is terminated.
For example, if the Fund enters into a futures    contract to buy
500 units of the S&P 500 Index at a specified future date at    a
contract price of $150 and the S&P 500 Index is at $154 on that
future    date, the Fund will gain $2,000 (500 units x gain of
$4). If the Fund enters    into a futures contract to sell 500
units of the stock index at a specified    future date at a
contract price of $150 and the S&P 500 Index is at $152 on that future date, the Fund will lose $1,000 (500 units x loss of $2).

               Special Risks of Transactions in Futures Contracts

   Volatility and Leverage The prices of futures contracts are
volatile and are    influenced, among other things by actual and
anticipated changes in the    market and interest rates, which in
turn are affected by fiscal and monetary    policies and national
and international political and economic events.

   Most United States futures exchanges limit the amount of
fluctuation    permitted in futures contract prices during a
single trading day. The daily    limit establishes the maximum
amount that the price of a futures contract may    vary either up
or down from the previous day's settlement price at the end of a trading session. Once the daily limit has been reached in a
particular type    of futures contract, no trades may be made on
that day at a price beyond that    limit. The daily limit governs
only price movement during a particular    trading day and
therefore does not limit potential losses, because the limit may prevent the liquidation of unfavorable positions. Futures
contract prices    have occasionally moved to the daily limit for
several consecutive trading    days with little or no trading,
thereby preventing prompt liquidation of    futures positions and
subjecting some futures traders to substantial losses.

   Margin deposits required on futures trading are low. As a
result, a    relatively small price movement in a futures
contract may result in immediate    and substantial loss, as well
as gain, to the investor. For example, if at    the time of
purchase, 10% of the value of the futures contract is deposited as margin, a subsequent 10% decrease in the value of the futures
contract    would result in a total loss of the margin deposit,
before any deduction for    the transaction costs, if the account
were then closed out. A 15% decrease    would result in a loss
equal to 150% of the original margin deposit, if the    contract
were closed out. Thus, a purchase or sale of a futures contract
may    result in losses in excess of the amount invested in the
futures contract.    However, the Fund would presumably have
sustained comparable losses if,    instead of the futures
contract, it had invested in the underlying financial
instrument and sold it after decline. Furthermore, in the case of
a futures    contract purchase, in order to be certain that the
Fund has sufficient assets    to satisfy its obligations under a
futures contract, the Fund earmarks to the    futures contract
money market instruments equal in value to the current value of the underlying instrument less the margin deposit.

    Liquidity The Fund may elect to close some or all of its
futures positions at    any time prior to their expiration. The
Fund would do so to reduce exposure    represented by long
futures positions or short futures positions. The Fund    may
close its positions by taking opposite positions which would
operate to    terminate the Fund's position in the futures
contracts. Final determinations    of variation margin would then
be made, additional cash would be required to    be paid by or
released to the Fund, and the Fund would realize a loss or a gain.
      Futures contracts may be closed out only on the exchange or
board of trade    where the contracts were initially traded.
Although the Fund intends to    purchase or sell futures
contracts only on exchanges or boards of trade where    there
appears to be an active market, there is no assurance that a
liquid    market on an exchange or board of trade will exist for
any particular    contract at any particular time. In such event,
it might not be possible to    close a futures contract, and in
the event of adverse price movements, the    Fund would continue
to be required to make daily cash payments of variation
margin. However, in the event futures contracts have been used to
hedge the    underlying instruments, the Fund would continue to
hold the underlying    instruments subject to the hedge until the
futures contracts could be    terminated. In such circumstances,
an increase in the price of underlying    instruments, if any,
might partially or completely offset losses on the    futures
contract. However, as described below, there is no guarantee that
the    price of the underlying instruments will, in fact,
correlate with the price    movements in the futures contract and
thus provide an offset to losses on a    futures contract.

   Hedging Risk A decision of whether, when, and how to hedge
involves skill and    judgment, and even a well-conceived hedge
may be unsuccessful to some degree    because of unexpected
market behavior, market or interest rate trends. There    are
several risks in connection with the use by the Fund of futures
contracts    as a hedging device. One risk arises because of the
imperfect correlation    between movements in the prices of the
futures contracts and movements in the    prices of the
underlying instruments which are the subject of the hedge. T. Rowe Price will, however, attempt to reduce this risk by entering
into    futures contracts whose movements, in its judgment, will
have a significant    correlation with movements in the prices of
the Fund's underlying instruments    sought to be hedged.

   Successful use of futures contracts by the Fund for hedging
purposes is also    subject to T. Rowe Price's ability to
correctly predict movements in the    direction of the market. It
is possible that, when the Fund has sold futures    to hedge its
portfolio against a decline in the market, the index, indices, or instruments underlying futures might advance and the value of
the    underlying instruments held in the Fund's portfolio might
decline. If this    were to occur, the Fund would lose money on
the futures and also would    experience a decline in value in
its underlying instruments. However, while    this might occur to
a certain degree, T. Rowe Price believes that over time    the
value of the Fund's portfolio will tend to move in the same
direction as    the market indices used to hedge the portfolio.
It is also possible that if    the Fund were to hedge against the
possibility of a decline in the market    (adversely affecting
the underlying instruments held in its portfolio) and    prices
instead increased, the Fund would lose part or all of the benefit
of    increased value of those underlying instruments that it has
hedged, because    it would have offsetting losses in its futures
positions. In addition, in    such situations, if the Fund had
insufficient cash, it might have to sell    underlying
instruments to meet daily variation margin requirements. Such sales of underlying instruments might be, but would not
necessarily be, at    increased prices (which would reflect the
rising market). The Fund might have    to sell underlying
instruments at a time when it would be disadvantageous to    do
so.

   In addition to the possibility that there might be an
imperfect correlation,    or no correlation at all, between price
movements in the futures contracts    and the portion of the
portfolio being hedged, the price movements of futures
contracts might not correlate perfectly with price movements in
the    underlying instruments due to certain market distortions.
First, all    participants in the futures market are subject to
margin deposit and    maintenance requirements. Rather than
meeting additional margin deposit    requirements, investors
might close futures contracts through offsetting    transactions,
which could distort the normal relationship between the underlying instruments and futures markets. Second, the margin
requirements    in the futures market are less onerous than
margin requirements in the    securities markets, and as a result
the futures market might attract more    speculators than the
securities markets do. Increased participation by    speculators
in the futures market might also cause temporary price distortions. Due to the possibility of price distortion in the
futures market    and also because of imperfect correlation
between price movements in the    underlying instruments and
movements in the prices of futures contracts, even a correct
forecast of    general market trends by T. Rowe Price might not
result in a successful    hedging transaction over a very short
time period.

                          Options on Futures Contracts

   The Fund may purchase and sell options on the same types of
futures in which    it may invest.

   Options (another type of potentially high-risk derivative) on
futures are    similar to options on underlying instruments
except that options on futures    give the purchaser the right,
in return for the premium paid, to assume a    position in a
futures contract (a long position if the option is a call and a short position if the option is a put), rather than to purchase
or sell the    futures contract, at a specified exercise price at
any time during the period    of the option. Upon exercise of the
option, the delivery of the futures    position by the writer of
the option to the holder of the option will be    accompanied by
the delivery of the accumulated balance in the writer's
futures margin account which represents the amount by which the
market price    of the futures contract, at exercise, exceeds (in
the case of a call) or is    less than (in the case of a put) the
exercise price of the option on the    futures contract.
Purchasers of options who fail to exercise their options    prior
to the exercise date suffer a loss of the premium paid.

   As an alternative to writing or purchasing call and put
options on stock    index futures, the Fund may write or purchase
call and put options on stock    indices. Such options would be
used in a manner similar to the use of options    on futures
contracts. From time to time, a single order to purchase or sell futures contracts (or options thereon) may be made on behalf of
the Fund and    other T. Rowe Price Funds. Such aggregated orders
would be allocated among    the Funds and the other T. Rowe Price
Funds in a fair and non-discriminatory    manner.

          Special Risks of Transactions in Options on Futures
Contracts

   The risks described under "Special Risks of Transactions on
Futures    Contracts" are substantially the same as the risks of
using options on    futures. In addition, where the Fund seeks to
close out an option position by    writing or buying an
offsetting option covering the same index, underlying
instrument or contract and having the same exercise price and
expiration    date, its ability to establish and close out
positions on such options will    be subject to the maintenance
of a liquid secondary market. Reasons for the    absence of a
liquid secondary market on an exchange include the following:
(i) there may be insufficient trading interest in certain
options; (ii)    restrictions may be imposed by an exchange on
opening transactions or closing    transactions or both; (iii)
trading halts, suspensions or other restrictions    may be
imposed with respect to particular classes or series of options,
or    underlying instruments; (iv) unusual or unforeseen
circumstances may    interrupt normal operations on an exchange;
(v) the facilities of an exchange    or a clearing corporation
may not at all times be adequate to handle current    trading
volume; or (vi) one or more exchanges could, for economic or
other    reasons, decide or be compelled at some future date to
discontinue the    trading of options (or a particular class or
series of options), in which    event the secondary market on
that exchange (or in the class or series of    options) would
cease to exist, although outstanding options on the exchange that had been issued by a clearing corporation as a result of
trades on that    exchange would continue to be exercisable in
accordance with their terms.    There is no assurance that higher
than anticipated trading activity or other    unforeseen events
might not, at times, render certain of the facilities of    any
of the clearing corporations inadequate, and thereby result in
the    institution by an exchange of special procedures which may
interfere with the    timely execution of customers' orders.

                    Additional Futures and Options Contracts

   Although the Fund has no current intention of engaging in
futures or options    transactions other than those described
above, it reserves the right to do    so. Such futures and
options trading might involve risks which differ from    those
involved in the futures and options described above.

                           Foreign Futures and Options

   Participation in foreign futures and foreign options
transactions involves    the execution and clearing of trades on
or subject to the rules of a foreign    board of trade. Neither
the National Futures Association nor any domestic    exchange
regulates activities of any foreign boards of trade, including
the    execution, delivery and clearing of transactions, or has
the power to compel    enforcement of the rules of a foreign
board of trade or any applicable foreign law. This is true even
if the exchange is formally    linked to a domestic market so
that a position taken on the market may be    liquidated by a
transaction on another market. Moreover, such laws or
regulations will vary depending on the foreign country in which
the foreign    futures or foreign options transaction occurs. For
these reasons, when the    Fund trades foreign futures or foreign
options contracts, it may not be    afforded certain of the
protective measures provided by the Commodity    Exchange Act,
the CFTC's regulations and the rules of the National Futures Association and any domestic exchange, including the right to use
reparations    proceedings before the CFTC and arbitration
proceedings provided by the    National Futures Association or
any domestic futures exchange. In particular,    funds received
from the Fund for foreign futures or foreign options
transactions may not be provided the same protections as funds
received in    respect of transactions on United States futures
exchanges. In addition, the    price of any foreign futures or
foreign options contract and, therefore, the    potential profit
and loss thereon may be affected by any variance in the
foreign exchange rate between the time the Fund's order is placed
and the    time it is liquidated, offset or exercised.

      All Funds, Except Equity Index 500, Extended Equity Market
Index, and Total Equity Market Index Funds

                          Foreign Currency Transactions

   A forward foreign currency exchange contract involves an
obligation to    purchase or sell a specific currency at a future
date, which may be any fixed    number of days from the date of
the contract agreed upon by the parties, at a    price set at the
time of the contract. These contracts are principally traded in the interbank market conducted directly between currency
traders (usually    large, commercial banks) and their customers.
A forward contract generally    has no deposit requirement, and
no commissions are charged at any stage for    trades.

   The Fund may enter into forward contracts for a variety of
purposes in    connection with the management of the foreign
securities portion of its    portfolio. The Fund's use of such
contracts would include, but not be limited    to, the following:

   First, when the Fund enters into a contract for the purchase
or sale of a    security denominated in a foreign currency, it
may desire to "lock in" the    U.S. dollar price of the security.
By entering into a forward contract for    the purchase or sale,
for a fixed amount of dollars, of the amount of foreign
currency involved in the underlying security transactions, the
Fund will be    able to protect itself against a possible loss
resulting from an adverse    change in the relationship between
the U.S. dollar and the subject foreign    currency during the
period between the date the security is purchased or sold    and
the date on which payment is made or received.

   Second, when T. Rowe Price believes that one currency may
experience a    substantial movement against another currency,
including the U.S. dollar, it    may enter into a forward
contract to sell or buy the amount of the former    foreign
currency, approximating the value of some or all of the Fund's portfolio securities denominated in such foreign currency.
Alternatively,    where appropriate, the Fund may hedge all or
part of its foreign currency    exposure through the use of a
basket of currencies or a proxy currency where    such currency
or currencies act as an effective proxy for other currencies.
In such a case, the Fund may enter into a forward contract where
the amount    of the foreign currency to be sold exceeds the
value of the securities    denominated in such currency. The use
of this basket hedging technique may be    more efficient and
economical than entering into separate forward contracts    for
each currency held in the Fund. The precise matching of the
forward    contract amounts and the value of the securities
involved will not generally    be possible since the future value
of such securities in foreign currencies    will change as a
consequence of market movements in the value of those
securities between the date the forward contract is entered into
and the date    it matures. The projection of short-term currency
market movement is    extremely difficult, and the successful
execution of a short-term hedging    strategy is highly
uncertain. Under normal circumstances, consideration of    the
prospect for currency parties will be incorporated into the
longer term    investment decisions made with regard to overall
diversification strategies.    However, T. Rowe Price believes
that it is important to have the flexibility    to enter into
such forward contracts when it determines that the best interests of the Fund will be served.

   The Fund may enter into forward contacts for any other purpose
consistent    with the Fund's investment objective and program.
However, the Fund will not    enter into a forward contract, or
maintain exposure to any such contract(s), if the amount of
foreign currency required to be    delivered thereunder would
exceed the Fund's holdings of liquid, high-grade    debt
securities, and currency available for cover of the forward
contract(s)    or other suitable cover. In determining the amount
to be delivered under a    contract, the Fund may net offsetting
positions.

   At the maturity of a forward contract, the Fund may sell the
portfolio    security and make delivery of the foreign currency,
or it may retain the    security and either extend the maturity
of the forward contract (by "rolling"    that contract forward)
or may initiate a new forward contract.      If the Fund retains
the portfolio security and engages in an offsetting
transaction, the Fund will incur a gain or a loss (as described
below) to the    extent that there has been movement in forward
contract prices. If the Fund    engages in an offsetting
transaction, it may subsequently enter into a new    forward
contract to sell the foreign currency. Should forward prices
decline    during the period between the Fund's entering into a
forward contract for the    sale of a foreign currency and the
date it enters into an offsetting contract    for the purchase of
the foreign currency, the Fund will realize a gain to the
extent the price of the currency it has agreed to sell exceeds
the price of    the currency it has agreed to purchase. Should
forward prices increase, the    Fund will suffer a loss to the
extent of the price of the currency it has    agreed to purchase
exceeds the price of the currency it has agreed to sell.

   The Fund's dealing in forward foreign currency exchange
contracts will    generally be limited to the transactions
described above.  However, the Fund    reserves the right to
enter into forward foreign currency contracts for    different
purposes and under different circumstances.  Of course, the Fund
is    not required to enter into forward contracts with regard to
its foreign    currency-denominated securities and will not do so
unless deemed appropriate    by T. Rowe Price.  It also should be
realized that this method of hedging    against a decline in the
value of a currency does not eliminate fluctuations    in the
underlying prices of the securities.  It simply establishes a
rate of    exchange at a future date.  Additionally, although
such contracts tend to    minimize the risk of loss due to a
decline in the value of the hedged    currency, at the same time,
they tend to limit any potential gain which might    result from
an increase in the value of that currency.

   Although the Fund values its assets daily in terms of U.S.
dollars, it does    not intend to convert its holdings of foreign
currencies into U.S. dollars on    a daily basis. It will do so
from time to time, and investors should be aware    of the costs
of currency conversion. Although foreign exchange dealers do not charge a fee for conversion, they do realize a profit based on
the difference    (the "spread") between the prices at which they
are buying and selling    various currencies. Thus, a dealer may
offer to sell a foreign currency to    the Fund at one rate,
while offering a lesser rate of exchange should the    Fund
desire to resell that currency to the dealer.

    Federal Tax Treatment of Options, Futures Contracts, and
Forward Foreign Exchange Contracts

   The Fund may enter into certain options, futures, and forward
foreign    exchange contracts, including options and futures on
currencies, which will    be treated as Section 1256 contracts or
straddles.

   Transactions which are considered Section 1256 contracts will
be considered    to have been closed at the end of the Fund's
fiscal year and any gains or    losses will be recognized for tax
purposes at that time.  Such gains or    losses from the normal
closing or settlement of such transactions will be
characterized as 60% long-term capital gain or loss and 40%
short-term    capital gain or loss regardless of the holding
period of the instrument.  The    Fund will be required to
distribute net gains on such transactions to    shareholders even
though it may not have closed the transaction and received cash to pay such distributions.

   Options, futures and forward foreign exchange contracts,
including options    and futures on currencies, which offset a
foreign dollar denominated bond or    currency position may be
considered straddles for tax purposes, in which case    a loss on
any position in a straddle will be subject to deferral to the extent of unrealized gain in an offsetting position. The holding
period of    the securities or currencies comprising the straddle
will be deemed not to    begin until the straddle is terminated.

   For securities offsetting a purchased put, this adjustment of
the holding    period may increase the gain from sales of
securities held less than three    months. The holding period of
the security offsetting an "in-the-money    qualified covered
call" option on an equity security will not include the    period
of time the option is outstanding.

   Losses on written covered calls and purchased puts on
securities, excluding    certain "qualified covered call" options
on equity securities, may be    long-term capital losses, if the
security covering the option was held for    more than twelve
months prior to the writing of the option.

   In order for the Fund to continue to qualify for federal
income tax treatment    as a regulated investment company, at
least 90% of its gross income for a    taxable year must be
derived from qualifying income; i.e., dividends,    interest,
income derived from loans of securities, and gains from the sale
of    securities or currencies. Pending tax regulations could
limit the extent that    net gain realized from option, futures
or foreign forward exchange contracts    on currencies is
qualifying income for purposes of the 90% requirement. In addition, gains realized on the sale or other disposition of
securities,    including option, futures or foreign forward
exchange contracts on securities    or securities indexes and, in
some cases, currencies, held for less than    three months, must
be limited to less than 30% of the Fund's annual gross    income.
In order to avoid realizing excessive gains on securities or currencies held less than three months, the Fund may be required
to defer the    closing out of option, futures or foreign forward
exchange contracts) beyond    the time when it would otherwise be
advantageous to do so. It is anticipated    that unrealized gains
on Section 1256 option, futures and foreign forward    exchange
contracts, which have been open for less than three months as of
the    end of the Fund's fiscal year and which are recognized for
tax purposes, will    not be considered gains on securities or
currencies held less than three    months for purposes of the 30%
test. Note that this 30% test will no longer    apply to funds
with tax years beginning after August 5, 1997.

   As a result of the "Taypayer Relief Act of 1997," certain
options, futures    contracts, or forward contracts may result in
the "constructive sale" of    offsetting stocks or debt
securities of the Fund.

     INVESTMENT RESTRICTIONS
   Fundamental policies may not be changed without the approval
of the lesser of    (1) 67% of the Fund's shares present at a
meeting of shareholders if the    holders of more than 50% of the
outstanding shares are present in person or    by proxy or (2)
more than 50% of a Fund's outstanding shares. Other
restrictions in the form of operating policies are subject to
change by the    Fund's Board of Directors/Trustees without
shareholder approval. Any    investment restriction which
involves a maximum percentage of securities or    assets shall
not be considered to be violated unless an excess over the percentage occurs immediately after, and is caused by, an
acquisition of    securities or assets of, or borrowings by, the
Fund. Calculation of the    Fund's total assets for compliance
with any of the following fundamental or    operating policies or
any other investment restrictions set forth in the    Funds
prospectus or Statement of Additional Information will not
include cash    collateral held in connection with securities
lending activities.
                              Fundamental Policies

   As a matter of fundamental policy, the Fund may not:

   (1) Borrowing Borrow money except that the Fund may (i) borrow
for        non-leveraging, temporary or emergency purposes; and
(ii) engage in        reverse repurchase agreements and make
other investments or engage in        other transactions, which
may involve a borrowing, in a manner consistent        with the
Fund's investment objective and program, provided that the combination of (i) and (ii) shall not exceed 33/1//\\/3/\\% of
the value        of the Fund's total assets (including the amount
borrowed) less        liabilities (other than borrowings) or such
other percentage permitted by        law. Any borrowings which
come to exceed this amount will be reduced in        accordance
with applicable law;

   (2) Commodities Purchase or sell physical commodities; except
that it may        enter into futures contracts and options
thereon;

   (3) (a)
       Industry Concentration (All Funds, except Health Sciences,
Financial        Services, and Real Estate Funds) Purchase the
securities of any issuer        if, as a result, more than 25% of
the value of the Fund's total assets        would be invested in
the securities of issuers having their principal        business
activities in the same industry;

       (b)
       Industry Concentration (Health Sciences, Financial
Services, and Real        Estate Funds) Purchase the securities
of any issuer if, as a result, more        than 25% of the value
of the Fund's total assets would be invested in the
securities of issuers having their principal business activities
in the        same industry; provided, however, that (i) the
Health Sciences Fund will        invest more than 25% of its
total assets in the health sciences industry        as defined in
the Fund's prospectus; (ii) the Financial Services Fund
will invest more than 25% of its total assets in the financial
services        industry as defined in the Fund's prospectus;
(iii) the Real Estate Fund        will invest more than 25% of
its total assets in the real estate industry        as defined in
the Fund's prospectus.

   (4) Loans Make loans, although the Fund may (i) lend portfolio
securities and        participate in an interfund lending program
with other Price Funds        provided that no such loan may be
made if, as a result, the aggregate of        such loans would
exceed 33/1//\\/3/\\% of the value of the Fund's total
assets; (ii) purchase money market securities and enter into
repurchase        agreements; and (iii) acquire
publicly-distributed or privately-placed        debt securities
and purchase debt;

   (5) Percent Limit on Assets Invested in Any One Issuer
Purchase a security        if, as a result, with respect to 75%
of the value of its total assets,        more than 5% of the
value of the Fund's total assets would be invested in        the
securities of a single issuer, except securities issued or
guaranteed        by the U.S. government or any of its agencies
or instrumentalities;

   (6) Percent Limit on Share Ownership of Any One Issuer (All
Funds, except        Capital Opportunity) Purchase a security if,
as a result, with respect to        75% of the value of the
Fund's total assets, more than 10% of the        outstanding
voting securities of any issuer would be held by the Fund
(other than obligations issued or guaranteed by the U.S.
government, it        agencies or instrumentalities);

   (7) Real Estate Purchase or sell real estate or limited
partnership interests        thereon, unless acquired as a result
of ownership of securities or other        instruments (but this
shall not prevent the Fund from investing in        securities or
other instruments backed by real estate or in securities of companies engaged in the real estate business);

   (8) Senior Securities Issue senior securities except in
compliance with the        Investment Company Act of 1940; or

   (9) Underwriting Underwrite securities issued by other
persons, except to the        extent that the Fund may be deemed
to be an underwriter within the        meaning of the Securities
Act of 1933 in connection with the purchase and        sale of
its portfolio securities in the ordinary course of pursuing its investment program.
                                      NOTES

       The following notes should be read in connection with the
above-described        fundamental policies. The notes are not
fundamental policies.

       With respect to investment restrictions (1) and (4), the
Fund will not        borrow from or lend to any other Price Fund
(defined as any other mutual        fund managed or for which T.
Rowe Price acts as adviser) unless each Fund        applies for
and receives an exemptive order from the SEC or the SEC
issues rules permitting such transactions. The Fund has no
current        intention of engaging in any such activity and
there is no assurance the        SEC would grant any order
requested by the Fund or promulgate any rules        allowing the
transactions.

       With respect to investment restriction (2), the Fund does
not consider        currency contracts or hybrid investments to
be commodities.

       For purposes of investment restriction (3), U.S., state or
local        governments, or related agencies or
instrumentalities, are not considered        an industry.
Industries are determined by reference to the
classifications of industries set forth in the Fund's semiannual
and        annual reports.

       For purposes of investment restriction (4), the Fund will
consider the        acquisition of a debt security to include the
execution of a note or        other evidence of an extension of
credit with a term of more than nine        months.

                               Operating Policies

   As a matter of fundamental policy, the Fund may not:

   (1) Borrowing The Fund will not purchase additional securities
when money        borrowed exceeds 5% of its total assets;

   (2) Control of Portfolio Companies Invest in companies for the
purpose of        exercising management or control;

   (3) Futures Contracts Purchase a futures contract or an option
thereon, only        to the extent permitted by the Fund's
prospectus and only if, with        respect to positions in
futures or options on futures which do not        represent bona
fide hedging, the aggregate initial margin and premiums on such options would exceed 5% of the Fund's net asset value;

   (4) Illiquid Securities Purchase illiquid securities if, as a
result, more        than 15% of its net assets would be invested
in such securities;

   (5) Investment Companies Purchase securities of open-end or
closed-end        investment companies except in compliance with
the Investment Company Act        of 1940;

   (6) Margin Purchase securities on margin, except (i) for use
of short-term        credit necessary for clearance of purchases
of portfolio securities and        (ii) it may make margin
deposits in connection with futures contracts or        other
permissible investments;

   (7) Mortgaging Mortgage, pledge, hypothecate or, in any
manner, transfer any        security owned by the Fund as
security for indebtedness except as may be        necessary in
connection with permissible borrowings or investments and
then such mortgaging, pledging or hypothecating may not exceed
   33/1//\\/3/\\% of the Fund's total assets at the time of
borrowing or        investment;

   (8) Oil and Gas Programs Purchase participations or other
direct interests        in, or enter into leases with respect to,
oil, gas, or other mineral        exploration or development
programs if, as a result thereof, more than 5%        of the
value of the total assets of the Fund would be invested in such programs;

   (9) Options, etc. Invest in puts, calls, straddles, spreads,
or any        combination thereof, except to the extent permitted
by the prospectus and        Statement of Additional Information;

   (10) Short Sales Effect short sales of securities; or

   (11) Warrants Invest in warrants if, as a result thereof, more
than 10% of        the value of the net assets of the Fund would
be invested in warrants.

   Blue Chip Growth, Capital Opportunity, Diversified Small-Cap
Growth,    Financial Services, Health Sciences, Media &
Telecommunications, Mid-Cap    Value, Real Estate, and Value
Funds

   Notwithstanding anything in the above fundamental and
operating restrictions    to the contrary, the Fund may invest
all of its assets in a single investment    company or a series
thereof in connection with a "master-feeder" arrangement.    Such
an investment would be made where the Fund (a "Feeder"), and one
or more    other Funds with the same investment objective and
program as the Fund,    sought to accomplish its investment
objective and program by investing all of    its assets in the
shares of another investment company (the "Master"). The
Master would, in turn, have the same investment objective and
program as the    Fund. The Fund would invest in this manner in
an effort to achieve the    economies of scale associated with
having a Master fund make investments in    portfolio companies
on behalf of a number of Feeder funds. In the event that    the
Fund exercises its right to convert to a Master Fund/Feeder Fund structure, it will do so in compliance with the Guidelines for
Registration    of a Master Fund/Feeder Fund as established by
the North American Securities    Administrators Association, Inc.
("NASAA") to the extent applicable.

 MANAGEMENT OF FUNDS
   The officers and directors of the Fund are listed below.
Unless otherwise    noted, the address of each is 100 East Pratt
Street, Baltimore, Maryland    21202. Except as indicated, each
has been an employee of T. Rowe Price for    more than five
years. In the list below, the Fund's directors who are
considered "interested persons" of T. Rowe Price as defined under
Section    2(a)(19) of the Investment Company Act of 1940 are
noted with an asterisk    (*). These directors are referred to as
inside directors by virtue of their    officership, directorship,
and/ or employment with T. Rowe Price.

   All Funds

                         Independent Directors/Trustees

   DONALD W. DICK, JR., Principal, EuroCapital Advisors, LLC, an
acquisition and    management advisory firm; formerly (5/89-6/95)
Principal, Overseas Partners,    Inc., a financial investment
firm; (6/65-3/89) Director and Vice President;    Consumer
Products Division, McCormick & Company, Inc., international food processors; Director, Waverly, Inc., Baltimore, Maryland;
Address: P.O. Box    491, Chilmark, MA 02535-0491

   DAVID K. FAGIN, Chairman and Chief Executive Officer, Western
Exploration and    Development, Ltd.; Director Golden Star
Resources Ltd. and Miranda Mining    Development Corporation;
formerly (1986-7/91) President, Chief Operating    Officer and
Director, Homestake Mining Company; Address: 1660 Lincoln Street,
  Suite 3000, Denver, Colorado 80264

   HANNE M. MERRIMAN, Retail business consultant; formerly
President and Chief    Operating Officer (1991-92), Nan Duskin,
Inc., a women's specialty store,    Director (1984-1990) and
Chairman (1989-90) Federal Reserve Bank of Richmond,    and
President and Chief Executive Officer (1988-89), Honeybee, Inc.,
a    division of Spiegel, Inc.; Director, Central Illinois Public
Service Company,    CIPSCO Incorporated, The Rouse Company, State
Farm Mutual Automobile    Insurance Company and USAir Group,
Inc.; Address: 3201 New Mexico Avenue,    N.W., Suite 350,
Washington, D.C. 20016

   HUBERT D. VOS, President, Stonington Capital Corporation, a
private    investment company; Address: 1231 State Street, Suite
247, Santa Barbara,    California 93190-0409

   PAUL M. WYTHES, Founding General Partner, Sutter Hill
Ventures, a venture    capital limited partnership, providing
equity capital to young high    technology companies throughout
the United States; Director, Teltone    Corporation,
Interventional Technologies Inc. and Stuart Medical, Inc.;
Address: 755 Page Mill Road, Suite A200, Palo Alto, California
94304-1005

                                    Officers

   HENRY H. HOPKINS, Vice President-Vice President, Price-Fleming
and T. Rowe    Price Retirement Plan Services, Inc.; Director and
Managing Director, T. Rowe    Price; Vice President and Director,
T. Rowe Price Investment Services, Inc.,    T. Rowe Price
Services, Inc. and T. Rowe Price Trust Company

   LENORA V. HORNUNG, Secretary-Vice President, T. Rowe Price

   CARMEN F. DEYESU, Treasurer-Vice President, T.Rowe Price, T.
Rowe Price    Services, Inc., and T. Rowe Price Trust Company

   DAVID S. MIDDLETON, Controller-Vice President, T. Rowe Price,
T. Rowe Price    Services, Inc., and T. Rowe Price Trust Company

   J. JEFFREY LANG, Assistant Vice President-Assistant Vice
President, T. Rowe    Price

   INGRID I. VORDEMBERGE, Assistant Vice President-Employee, T.
Rowe Price

   PATRICIA S. BUTCHER, Assistant Secretary-Assistant Vice
President, T. Rowe    Price and T. Rowe Price Investment
Services, Inc.

   Balanced Fund

  *  JAMES A.C. KENNEDY III, Vice President and Director
-Managing Director, T.    Rowe Price; Chartered Financial Analyst
    *  JAMES S. RIEPE, Chairman of the Board -Vice Chairman of
the Board and    Managing Director, T. Rowe Price; Chairman of
the Board, T. Rowe Price    Services, Inc., T. Rowe Price
Retirement Plan Services, Inc., and T. Rowe    Price Trust
Company; Director, Price-Fleming and Rhone-Poulenc Rorer, Inc.
   *  M. DAVID TESTA, Vice President and Director -Chairman of
the Board,    Price-Fleming; Vice Chairman of the Board, Chief
Investment Officer, and    Managing Director, T. Rowe Price; Vice
President and Director, T. Rowe Price    Trust Company; Chartered
Financial Analyst
   RICHARD T. WHITNEY, President -Vice President, T. Rowe Price
and T. Rowe    Price Trust Company; Chartered Financial Analyst
   STEPHEN W. BOESEL, Vice President -Managing Director, T. Rowe
Price
   ANDREW M. BROOKS, Vice President -Vice President, T. Rowe
Price
   EDMUND M. NOTZON, Vice President -Managing Director, T. Rowe
Price; Vice    President, T. Rowe Price Trust Company; Chartered
Financial Analyst
   DONALD J. PETERS, Vice President -Vice President, T. Rowe
Price; formerly    portfolio manager, Geewax Terker and Company
   PETER VAN DYKE, Vice President -Managing Director, T. Rowe
Price; Vice    President, Price-Fleming and T. Rowe Price Trust
Company
   MARK J. VASELKIV, Vice President -Vice President, T. Rowe
Price

   Blue Chip Growth Fund

  *  JAMES A.C. KENNEDY III, Director -Managing Director, T. Rowe
Price;    Chartered Financial Analyst
  *  JAMES S. RIEPE, Vice President and Director -Vice Chairman
of the Board and    Managing Director, T. Rowe Price; Chairman of
the Board, T. Rowe Price    Services, Inc., T. Rowe Price
Retirement Plan Services, Inc., and T. Rowe    Price Trust
Company; Director, Price-Fleming and Rhone-Poulenc Rorer, Inc.

  *  M. DAVID TESTA, Director -Chairman of the Board,
Price-Fleming; Vice    Chairman of the Board, Chief Investment
Officer, and Managing Director, T.    Rowe Price; Vice President
and Director, T. Rowe Price Trust Company;    Chartered Financial
Analyst
   LARRY J. PUGLIA, President -Vice President, T. Rowe Price;
Chartered    Financial Analyst
   THOMAS H. BROADUS, JR., Executive Vice President -Managing
Director, T. Rowe    Price; Chartered Financial Analyst and
Chartered Investment Counselor
   BRIAN W.H. BERGHUIS, Vice President -Managing Director, T.
Rowe Price;    Chartered Financial Analyst
   STEPHANIE C. CLANCY, Vice President -Assistant Vice President,
T. Rowe Price
   JILL L. HAUSER, Vice President -Vice President, T. Rowe Price
       THOMAS J. HUBER, Vice President -Assistant Vice President,
T. Rowe Price
         ROBERT W. SMITH, Vice President -Vice President, T. Rowe
Price
   WILLIAM J. STROMBERG, Vice President -Vice President, T. Rowe
Price;    Chartered Financial Analyst

   Capital Appreciation Fund

  * JAMES A.C. KENNEDY III, Vice President and Director -Managing Director, T. Rowe Price; Chartered Financial Analyst
   * JAMES S. RIEPE, Vice President and Trustee -Vice Chairman of the Board and Managing Director, T. Rowe Price; Chairman of the Board, T. Rowe Price Services, Inc., T. Rowe Price Retirement Plan Services, Inc., and T. Rowe Price Trust Company; Director, Price-Fleming and Rhone-Poulenc Rorer, Inc.
  * M. DAVID TESTA, Chairman of the Board -Chairman of the Board, Price-Fleming; Vice Chairman of the Board, Chief Investment Officer, and Managing Director, T. Rowe Price; Vice President and Director, T. Rowe Price Trust Company; Chartered Financial Analyst
   RICHARD P. HOWARD, President -Vice President, T. Rowe Price; Chartered Financial Analyst
   ARTHUR B. CECIL III, Vice President -Vice President, T. Rowe Price; Chartered Financial Analyst
   CHARLES A. MORRIS, Vice President -Vice President, T. Rowe Price; Chartered Financial Analyst
   CHARLES M. OBER, Vice President -Vice President, T. Rowe Price; Chartered Financial Analyst

   Capital Opportunity Fund

  * JOHN H. LAPORTE, JR., President and Director -Managing Director, T. Rowe Price; Chartered Financial Analyst
  * JAMES S. RIEPE, Vice President and Director -Vice Chairman of the Board and Managing Director, T. Rowe Price; Chairman of the Board, T. Rowe Price Services, Inc., T. Rowe Price Retirement Plan Services, Inc., and T. Rowe Price Trust Company; Director, Price-Fleming and Rhone-Poulenc Rorer, Inc.
  * M. DAVID TESTA, Director -Chairman of the Board, Price-Fleming; Vice Chairman of the Board, Chief Investment Officer, and Managing Director, T. Rowe Price; Vice President and Director, T. Rowe Price Trust Company; Chartered Financial Analyst
   JOHN F. WAKEMAN, Executive Vice President -Vice President, T.
Rowe Price
   MARC L. BAYLIN, Vice President -Vice President, T. Rowe Price; formerly financial analyst, Rausher Pierce Refsnes; Chartered Financial Analyst
   BRIAN W.H. BERGHUIS, Vice President -Managing Director, T. Rowe Price; Chartered Financial Analyst
   STEPHANIE C. CLANCY, Vice President -Assistant Vice President,
T. Rowe Price
   LARRY J. PUGLIA, Vice President -Vice President, T. Rowe Price; Chartered Financial Analyst
   BRIAN D. STANSKY, Vice President -Vice President, T. Rowe Price; Chartered Financial Analyst

    Diversified Small-Cap Growth Fund

   * JOHN H. LAPORTE, JR., Vice President and Director -Managing Director, T. Rowe Price; Chartered Financial Analyst
  * JAMES S. RIEPE, Vice President and Director -Vice Chairman of the Board and Managing Director, T. Rowe Price; Chairman of the Board, T. Rowe Price Services, Inc., T. Rowe Price Retirement Plan Services, Inc., and T. Rowe Price Trust Company; Director, Price-Fleming and Rhone-Poulenc Rorer, Inc.
  * M. DAVID TESTA, Director -Chairman of the Board, Price-Fleming; Vice Chairman of the Board, Chief Investment Officer, and Managing Director, T. Rowe Price; Vice President and Director, T. Rowe Price Trust Company; Chartered Financial Analyst
   RICHARD T. WHITNEY, President -Vice President, T. Rowe Price and T. Rowe Price Trust Company; Chartered Financial Analyst
   MARC L. BAYLIN, Vice President -Vice President, T. Rowe Price; formerly financial analyst, Rausher Pierce Refsnes; Chartered Financial Analyst
   KRISTEN F. CULP, Vice President -Vice President, T. Rowe Price DONALD J. PETERS, Vice President -Vice President, T. Rowe
Price; formerly portfolio manager, Geewax Terker and Company

   Dividend Growth Fund

  * JAMES A.C. KENNEDY III, Director -Managing Director, T. Rowe Price; Chartered Financial Analyst
  * JAMES S. RIEPE, Vice President and Director -Vice Chairman of the Board and Managing Director, T. Rowe Price; Chairman of the Board, T. Rowe Price Services, Inc., T. Rowe Price Retirement Plan Services, Inc., and T. Rowe Price Trust Company; Director, Price-Fleming and Rhone-Poulenc Rorer, Inc.
  * M. DAVID TESTA, Director -Chairman of the Board, Price-Fleming; Vice Chairman of the Board, Chief Investment Officer, and Managing Director, T. Rowe Price; Vice President and Director, T. Rowe Price Trust Company; Chartered Financial Analyst
   WILLIAM J. STROMBERG, President -Vice President, T. Rowe Price; Chartered Financial Analyst
   BRIAN C. ROGERS, Executive Vice President -Director and Managing Director, T. Rowe Price; Chartered Financial Analyst
   ARTHUR B. CECIL III, Vice President -Vice President, T. Rowe Price; Chartered Financial Analyst
   STEPHANIE C. CLANCY, Vice President -Assistant Vice President,
T. Rowe Price
   MICHAEL W. HOLTON, Vice President -Assistant Vice President,
T. Rowe Price; formerly Research Analyst at Bowles, Hollowell, Conner and Company; Chartered Financial Analyst
   DONALD J. PETERS, Vice President -Vice President, T. Rowe Price; formerly portfolio manager, Geewax Terker and Company
   LARRY J. PUGLIA, Vice President -Vice President, T. Rowe Price; Chartered Financial Analyst
   DAVID J. WALLACK, Vice President -Vice President, T. Rowe
Price

   Equity Income Fund

  * JAMES A.C. KENNEDY III, Trustee -Managing Director, T. Rowe Price; Chartered Financial Analyst
  * JAMES S. RIEPE, Vice President and Trustee -Vice Chairman of the Board and Managing Director, T. Rowe Price; Chairman of the Board, T. Rowe Price Services, Inc., T. Rowe Price Retirement Plan Services, Inc., and T. Rowe Price Trust Company; Director, Price-Fleming and Rhone-Poulenc Rorer, Inc.
  * M. DAVID TESTA, Trustee -Chairman of the Board, Price-Fleming; Vice Chairman of the Board, Chief Investment Officer, and Managing Director, T. Rowe Price; Vice President and Director, T. Rowe Price Trust Company; Chartered Financial Analyst
   BRIAN C. ROGERS, President -Director and Managing Director, T. Rowe Price; Chartered Financial Analyst
   THOMAS H. BROADUS, JR., Vice President -Managing Director, T. Rowe Price; Chartered Financial Analyst and Chartered Investment Counselor
   ANDREW M. BROOKS, Vice President -Vice President, T. Rowe
Price
   RICHARD P. HOWARD, Vice President -Vice President, T. Rowe Price; Chartered Financial Analyst
   WILLIAM J. STROMBERG, Vice President -Vice President, T. Rowe Price; Chartered Financial Analyst
   MARK J. VASELKIV, Vice President -Vice President, T. Rowe
Price

   Equity Index 500, Extended Equity Market Index, and Total
Market Index Funds

  * JAMES A.C. KENNEDY III, Director -Managing Director, T. Rowe Price; Chartered Financial Analyst
  * JAMES S. RIEPE, Vice President and Director -Vice Chairman of the Board and Managing Director, T. Rowe Price; Chairman of the Board, T. Rowe Price Services, Inc., T. Rowe Price Retirement Plan Services, Inc., and T. Rowe Price Trust Company; Director, Price-Fleming and Rhone-Poulenc Rorer, Inc.
  * M. DAVID TESTA, Director -Chairman of the Board, Price-Fleming; Vice Chairman of the Board, Chief Investment Officer, and Managing Director, T. Rowe Price; Vice President and Director, T. Rowe Price Trust Company; Chartered Financial Analyst
   RICHARD T. WHITNEY, President -Vice President, T. Rowe Price and T. Rowe Price Trust Company; Chartered Financial Analyst
   KRISTEN F. CULP, Executive Vice President -Vice President, T.
Rowe Price
   DONALD J. PETERS, Vice President -Vice President, T. Rowe Price; formerly portfolio manager, Geewax Terker and Company
   WENDY R. DIFFENBAUGH, Assistant Vice President -Assistant Vice President, T. Rowe Price

  Financial Services Fund

  * JAMES A.C. KENNEDY III, Director -Managing Director, T. Rowe Price; Chartered Financial Analyst
  * JAMES S. RIEPE, Vice President and Director -Vice Chairman of the Board and Managing Director, T. Rowe Price; Chairman of the Board, T. Rowe Price Services, Inc., T. Rowe Price Retirement Plan Services, Inc., and T. Rowe Price Trust Company; Director, Price-Fleming and Rhone-Poulenc Rorer, Inc.
  * M. DAVID TESTA, Chairman of the Board -Chairman of the Board, Price-Fleming; Vice Chairman of the Board, Chief Investment Officer, and Managing Director, T. Rowe Price; Vice President and Director, T. Rowe Price Trust Company; Chartered Financial Analyst
   LARRY J. PUGLIA, President -Vice President, T. Rowe Price; Chartered Financial Analyst
   ROBERT N. GENSLER, Vice President -Vice President, T. Rowe
Price
   ROBERT J. MARCOTTE, Vice President -Vice President, T. Rowe
Price
   ANNA M. DOPKIN, Assistant Vice President -Employee, T. Rowe
Price
   SUSAN J. KLEIN, Assistant Vice President -Employee, T. Rowe
Price

    Growth & Income Fund

   * JAMES A.C. KENNEDY III, Director -Managing Director, T. Rowe Price; Chartered Financial Analyst
  * JAMES S. RIEPE, Chairman of the Board -Vice Chairman of the Board and Managing Director, T. Rowe Price; Chairman of the Board, T. Rowe Price Services, Inc., T. Rowe Price Retirement Plan Services, Inc., and T. Rowe Price Trust Company; Director, Price-Fleming and Rhone-Poulenc Rorer, Inc.
  * M. DAVID TESTA, Director -Chairman of the Board, Price-Fleming; Vice Chairman of the Board, Chief Investment Officer, and Managing Director, T. Rowe Price; Vice President and Director, T. Rowe Price Trust Company; Chartered Financial Analyst
   STEPHEN W. BOESEL, President -Vice President, T. Rowe Price ANDREW M. BROOKS, Vice President -Vice President, T. Rowe
Price
   ARTHUR B. CECIL III, Vice President -Vice President, T. Rowe Price; Chartered Financial Analyst
   DAVID M. LEE, Vice President -Vice President, T. Rowe Price; Chartered Financial Analyst; formerly Marketing Representative at IBM
   GREGORY A. MCCRICKARD, Vice President -Vice President, T. Rowe Price; Chartered Financial Analyst
   LARRY J. PUGLIA, Vice President -Vice President, T. Rowe Price; Chartered Financial Analyst
   MARK J. VASELKIV, Vice President -Vice President, T. Rowe
Price
   DAVID J. WALLACK, Vice President -Vice President, T. Rowe
Price
   RICHARD T. WHITNEY, Vice President -Vice President, T. Rowe Price and T. Rowe Price Trust Company; Chartered Financial Analyst

   Growth Stock Fund

   * JAMES A.C. KENNEDY III, Vice President and Director -Managing Director, T. Rowe Price; Chartered Financial Analyst
   * JAMES S. RIEPE, Vice President and Director -Vice Chairman of the Board and Managing Director, T. Rowe Price; Chairman of the Board, T. Rowe Price Services, Inc., T. Rowe Price Retirement Plan Services, Inc., and T. Rowe Price Trust Company; Director, Price-Fleming and Rhone-Poulenc Rorer, Inc.
  * M. DAVID TESTA, Director -Chairman of the Board, Price-Fleming; Vice Chairman of the Board, Chief Investment Officer, and Managing Director, T. Rowe Price; Vice President and Director, T. Rowe Price Trust Company; Chartered Financial Analyst
   ROBERT W. SMITH, President -Vice President, T. Rowe Price BRIAN W.H. BERGHUIS, Vice President -Managing Director, T.
Rowe Price; Chartered Financial Analyst
   JOSEPH KLEIN III, Vice President -Vice President, T. Rowe Price; Chartered Financial Analyst
   CHARLES A. MORRIS, Vice President -Vice President, T. Rowe Price; Chartered Financial Analyst
   D. JAMES PREY III, Vice President -Vice President, T. Rowe
Price
   LARRY J. PUGLIA, Vice President -Vice President, T. Rowe Price; Chartered Financial Analyst
   CAROL G. BARTHA, Assistant Vice President -Employee, T. Rowe
Price

   Health Sciences Fund

  * JOHN H. LAPORTE, JR., President and Director -Managing Director, T. Rowe Price; Chartered Financial Analyst
  * JAMES S. RIEPE, Vice President and Director -Vice Chairman of the Board and Managing Director, T. Rowe Price; Chairman of the Board, T. Rowe Price Services, Inc., T. Rowe Price Retirement Plan Services, Inc., and T. Rowe Price Trust Company; Director, Price-Fleming and Rhone-Poulenc Rorer, Inc.
  * M. DAVID TESTA, Director -Chairman of the Board, Price-Fleming; Vice Chairman of the Board, Chief Investment Officer, and Managing Director, T. Rowe Price; Vice President and Director, T. Rowe Price Trust Company; Chartered Financial Analyst
   JOSEPH KLEIN III, Executive Vice President -Vice President, T. Rowe Price; Chartered Financial Analyst
   MARC L. BAYLIN, Vice President -Vice President, T. Rowe Price; formerly financial analyst, Rausher Pierce Refsnes; Chartered Financial Analyst
   CHARLES A. MORRIS, Vice President -Vice President, T. Rowe Price; Chartered Financial Analyst
   CHARLES G. PEPIN, Vice President -Assistant Vice President, T.
Rowe Price
   D. JAMES PREY III, Vice President -Vice President, T. Rowe
Price
   DARRELL M. RILEY, Vice President -Assistant Vice President, T.
Rowe Price
   MICHAEL F. SOLA, Vice President -Assistant Vice President, T. Rowe Price; formerly Systems Analyst/ Programmer at SRA Corporation
   ANDREW K. BHAK, Assistant Vice President -Employee, T. Rowe Price; formerly (1990-1995) Senior Healthcare Analyst, United States General Accounting Office

   Media & Telecommunications Fund

  * JAMES S. RIEPE, Chairman of the Board -Vice Chairman of the Board and Managing Director, T. Rowe Price; Chairman of the Board, T. Rowe Price Services, Inc., T. Rowe Price Retirement Plan Services, Inc., and T. Rowe Price Trust Company; Director, Price-Fleming and Rhone-Poulenc Rorer, Inc.
  * M. DAVID TESTA, Director -Chairman of the Board, Price-Fleming; Vice Chairman of the Board, Chief Investment Officer, and Managing Director, T. Rowe Price; Vice President and Director, T. Rowe Price Trust Company; Chartered Financial Analyst
   JAMES A.C. KENNEDY III, President -Managing Director, T. Rowe Price; Chartered Financial Analyst
   CHARLES A. MORRIS, Executive Vice President -Vice President,
T. Rowe Price; Chartered Financial Analyst
   BRIAN D. STANSKY, Executive Vice President -Vice President, T. Rowe Price; Chartered Financial Analyst
   ROBERT N. GENSLER, Vice President -Vice President, T. Rowe
Price
   SEEMA R. HINGORANI, Vice President -Employee, T. Rowe Price
   D. JAMES PREY III, Vice President -Vice President, T. Rowe
Price
   JOHN F. WAKEMAN, Vice President -Vice President, T. Rowe Price

   Mid-Cap Equity Growth Fund

  * JAMES A.C. KENNEDY III, Director -Managing Director, T. Rowe Price; Chartered Financial Analyst
  * JAMES S. RIEPE, Chairman of the Board -Vice Chairman of the Board and Managing Director, T. Rowe Price; Chairman of the Board, T. Rowe Price Services, Inc., T. Rowe Price Retirement Plan Services, Inc., and T. Rowe Price Trust Company; Director, Price-Fleming and Rhone-Poulenc Rorer, Inc.
  * M. DAVID TESTA, President and Director -Chairman of the Board, Price-Fleming; Vice Chairman of the Board, Chief Investment Officer, and Managing Director, T. Rowe Price; Vice President and Director, T. Rowe Price Trust Company; Chartered Financial Analyst
   BRIAN W.H. BERGHUIS, Executive Vice President -Managing Director, T. Rowe Price; Chartered Financial Analyst
   MARC L. BAYLIN, Vice President -Vice President, T. Rowe Price; formerly financial analyst, Rausher Pierce Refsnes; Chartered Financial Analyst

   ROBERT N. GENSLER, Vice President -Vice President, T. Rowe
Price
   THOMAS J. HUBER, Vice President -Assistant Vice President, T.
Rowe Price
   JOSEPH KLEIN III, Vice President -Vice President, T. Rowe Price; Chartered Financial Analyst
   ROBERT J. MARCOTTE, Vice President -Vice President, T. Rowe
Price
   CHARLES A. MORRIS, Vice President -Vice President, T. Rowe Price; Chartered Financial Analyst
   STEVEN B. ROORDA, Vice President -Vice President, T. Rowe
Price
   JOHN F. WAKEMAN, Vice President -Vice President, T. Rowe Price

   Mid-Cap Growth Fund

  * JAMES A.C. KENNEDY III, Director -Managing Director, T. Rowe Price; Chartered Financial Analyst
  * JOHN H. LAPORTE, JR., Director -Managing Director, T. Rowe Price; Chartered Financial Analyst
  * JAMES S. RIEPE, Chairman of the Board -Vice Chairman of the Board and Managing Director, T. Rowe Price; Chairman of the Board, T. Rowe Price Services, Inc., T. Rowe Price Retirement Plan Services, Inc., and T. Rowe Price Trust Company; Director, Price-Fleming and Rhone-Poulenc Rorer, Inc.
   BRIAN W.H. BERGHUIS, President -Managing Director, T. Rowe Price; Chartered Financial Analyst
   MARC L. BAYLIN, Vice President -Vice President, T. Rowe Price; formerly financial analyst, Rausher Pierce Refsnes; Chartered Financial Analyst
   ROBERT N. GENSLER, Vice President -Vice President, T. Rowe
Price
   THOMAS J. HUBER, Vice President -Assistant Vice President, T.
Rowe Price
   JOSEPH KLEIN III, Vice President -Vice President, T. Rowe Price; Chartered Financial Analyst
   ROBERT J. MARCOTTE, Vice President -Vice President, T. Rowe
Price
   CHARLES A. MORRIS, Vice President -Vice President, T. Rowe Price; Chartered Financial Analyst
   STEVEN B. ROORDA, Vice President -Vice President, T. Rowe
Price
   JOHN F. WAKEMAN, Vice President -Vice President, T. Rowe Price

   Mid-Cap Value Fund
  * JAMES A.C. KENNEDY III, Vice President and Director -Managing Director, T. Rowe Price; Chartered Financial Analyst
  * JAMES S. RIEPE, Vice President and Director -Vice Chairman of the Board and Managing Director, T. Rowe Price; Chairman of the Board, T. Rowe Price Services, Inc., T. Rowe Price Retirement Plan Services, Inc., and T. Rowe Price Trust Company; Director, Price-Fleming and Rhone-Poulenc Rorer, Inc.
  * M. DAVID TESTA, Director -Chairman of the Board, Price-Fleming; Vice Chairman of the Board, Chief Investment Officer, and Managing Director, T. Rowe Price; Vice President and Director, T. Rowe Price Trust Company; Chartered Financial Analyst
   GREGORY A. MCCRICKARD, President -Vice President, T. Rowe Price; Chartered Financial Analyst
   PRESTON G. ATHEY, Vice President -Managing Director, T. Rowe Price; Chartered Financial Analyst
   HUGH M. EVANS III, Vice President -Vice President, T. Rowe Price; Chartered Financial Analyst
   MARCY L. FISHER, Vice President -Assistant Vice President, T.
Rowe Price
   BRIAN C. ROGERS, Vice President -Director and Managing Director, T. Rowe Price; Chartered Financial Analyst
   DAVID J. WALLACK, Vice President -Vice President, T. Rowe
Price

   New America Growth Fund

  * JOHN H. LAPORTE, JR., President and Trustee -Managing Director, T. Rowe Price; Chartered Financial Analyst
  * JAMES S. RIEPE, Vice President and Trustee -Vice Chairman of the Board and Managing Director, T. Rowe Price; Chairman of the Board, T. Rowe Price Services, Inc., T. Rowe Price Retirement Plan Services, Inc., and T. Rowe Price Trust Company; Director, Price-Fleming and Rhone-Poulenc Rorer, Inc.
  * M. DAVID TESTA, Trustee -Chairman of the Board, Price-Fleming; Vice Chairman of the Board, Chief Investment Officer, and Managing Director, T. Rowe Price; Vice President and Director, T. Rowe Price Trust Company; Chartered Financial Analyst
   BRIAN W.H. BERGHUIS, Executive Vice President -Managing Director, T. Rowe Price; Chartered Financial Analyst
   MARC L. BAYLIN, Vice President -Vice President, T. Rowe Price; formerly financial analyst, Rausher Pierce Refsnes; Chartered Financial Analyst
   ROBERT N. GENSLER, Vice President -Vice President, T. Rowe
Price
   THOMAS J. HUBER, Vice President -Assistant Vice President, T.
Rowe Price
   KARA CHESEBY LANDERS, Vice President -Vice President, T. Rowe Price; formerly Vice President, Legg Mason Wood Walker; Chartered Financial Analyst
   CHARLES G. PEPIN, Vice President -Assistant Vice President, T.
Rowe Price
   STEVEN B. ROORDA, Vice President -Vice President, T. Rowe
Price
   BRIAN D. STANSKY, Vice President -Vice President, T. Rowe Price; Chartered Financial Analyst
   JOHN F. WAKEMAN, Vice President -Vice President, T. Rowe Price

   New Era Fund

  * JAMES A.C. KENNEDY III, Vice President and Director -Managing Director, T. Rowe Price; Chartered Financial Analyst
  * JAMES S. RIEPE, Vice President and Director -Vice Chairman of the Board and Managing Director, T. Rowe Price; Chairman of the Board, T. Rowe Price Services, Inc., T. Rowe Price Retirement Plan Services, Inc., and T. Rowe Price Trust Company; Director, Price-Fleming and Rhone-Poulenc Rorer, Inc.
  * M. DAVID TESTA, Director -Chairman of the Board, Price-Fleming; Vice Chairman of the Board, Chief Investment Officer, and Managing Director, T. Rowe Price; Vice President and Director, T. Rowe Price Trust Company; Chartered Financial Analyst
   CHARLES M. OBER, President -Vice President, T. Rowe Price; Chartered Financial Analyst
   DAVID J. WALLACK, Executive Vice President -Vice President, T.
Rowe Price
   HUGH M. EVANS III, Vice President -Vice President, T. Rowe Price; Chartered Financial Analyst
   RICHARD P. HOWARD, Vice President -Vice President, T. Rowe Price; Chartered Financial Analyst
   DAVID M. LEE, Vice President -Vice President, T. Rowe Price; Chartered Financial Analyst; formerly Marketing Representative at IBM
   ROBERT J. MARCOTTE, Vice President -Vice President, T. Rowe
Price
   GEORGE A. ROCHE, Vice President -President, Chief Executive Officer, Chairman of the Board, and Managing Director, T. Rowe Price; Vice President and Director, Price-Fleming

   New Horizons Fund

  * JOHN H. LAPORTE, JR., President and Director -Managing Director, T. Rowe Price; Chartered Financial Analyst
  * JAMES S. RIEPE, Vice President and Director -Vice Chairman of the Board and Managing Director, T. Rowe Price; Chairman of the Board, T. Rowe Price Services, Inc., T. Rowe Price Retirement Plan Services, Inc., and T. Rowe Price Trust Company; Director, Price-Fleming and Rhone-Poulenc Rorer, Inc.
  * M. DAVID TESTA, Director -Chairman of the Board, Price-Fleming; Vice Chairman of the Board, Chief Investment Officer, and Managing Director, T. Rowe Price; Vice President and Director, T. Rowe Price Trust Company; Chartered Financial Analyst
   PRESTON G. ATHEY, Vice President -Managing Director, T. Rowe Price; Chartered Financial Analyst
   MARC L. BAYLIN, Vice President -Vice President, T. Rowe Price; formerly financial analyst, Rausher Pierce Refsnes; Chartered Financial Analyst
   BRIAN W.H. BERGHUIS, Vice President -Managing Director, T. Rowe Price; Chartered Financial Analyst
   MARCY L. FISHER, Vice President -Assistant Vice President, T.
Rowe Price
   ROBERT N. GENSLER, Vice President -Vice President, T. Rowe
Price
   JILL L. HAUSER, Vice President -Vice President, T. Rowe Price THOMAS J. HUBER, Vice President -Assistant Vice President, T.
Rowe Price
   JOSEPH KLEIN III, Vice President -Vice President, T. Rowe Price; Chartered Financial Analyst
   CHARLES A. MORRIS, Vice President -Vice President, T. Rowe Price; Chartered Financial Analyst
   CHARLES G. PEPIN, Vice President -Assistant Vice President, T.
Rowe Price
   DARRELL M. RILEY, Vice President -Assistant Vice President, T.
Rowe Price
   STEVEN B. ROORDA, Vice President -Vice President, T. Rowe
Price
   BRIAN D. STANSKY, Vice President -Vice President, T. Rowe Price; Chartered Financial Analyst
   JOHN F. WAKEMAN, Vice President -Vice President, T. Rowe Price FRANCIES W. HAWKS, Assistant Vice President -Assistant Vice
President, T. Rowe Price

   Real Estate Fund

  * JAMES A.C. KENNEDY III, Vice President and Director -Managing Director, T. Rowe Price; Chartered Financial Analyst
  * JAMES S. RIEPE, Vice President and Director -Vice Chairman of the Board and Managing Director, T. Rowe Price; Chairman of the Board, T. Rowe Price Services, Inc., T. Rowe Price Retirement Plan Services, Inc., and T. Rowe Price Trust Company; Director, Price-Fleming and Rhone-Poulenc Rorer, Inc.
  * M. DAVID TESTA, Director -Chairman of the Board, Price-Fleming; Vice Chairman of the Board, Chief Investment Officer, and Managing Director, T. Rowe Price; Vice President and Director, T. Rowe Price Trust Company; Chartered Financial Analyst
   WILLIAM J. STROMBERG, President -Vice President, T. Rowe Price; Chartered Financial Analyst
   DAVID M. LEE, Executive Vice President -Vice President, T. Rowe Price; Chartered Financial Analyst; formerly Marketing Representative at IBM
   STEPHEN W. BOESEL, Vice President -Vice President, T. Rowe
Price
   ANNA M. DOPKIN, Assistant Vice President -Employee, T. Rowe
Price
   CHARLES M. OBER, Vice President -Vice President, T. Rowe Price; Chartered Financial Analyst
   BRIAN C. ROGERS, Vice President -Director and Managing Director, T. Rowe Price; Chartered Financial Analyst

   Science & Technology Fund

  * JOHN H. LAPORTE, JR., Chairman of the Board -Managing Director, T. Rowe Price; Chartered Financial Analyst
  * JAMES S. RIEPE, Vice President and Director -Vice Chairman of the Board and Managing Director, T. Rowe Price; Chairman of the Board, T. Rowe Price Services, Inc., T. Rowe Price Retirement Plan Services, Inc., and T. Rowe Price Trust Company; Director, Price-Fleming and Rhone-Poulenc Rorer, Inc.
  * M. DAVID TESTA, Director -Chairman of the Board, Price-Fleming; Vice Chairman of the Board, Chief Investment Officer, and Managing Director, T. Rowe Price; Vice President and Director, T. Rowe Price Trust Company; Chartered Financial Analyst
   CHARLES A. MORRIS, President -Vice President, T. Rowe Price; Chartered Financial Analyst
   MARC L. BAYLIN, Vice President -Vice President, T. Rowe Price; formerly financial analyst, Rausher Pierce Refsnes; Chartered Financial Analyst
   MARCY L. FISHER, Vice President -Assistant Vice President, T.
Rowe Price
   ROBERT N. GENSLER, Vice President -Vice President, T. Rowe
Price
   JILL L. HAUSER, Vice President -Vice President, T. Rowe Price JOSEPH KLEIN III, Vice President -Vice President, T. Rowe
Price; Chartered Financial Analyst
   D. JAMES PREY III, Vice President -Vice President, T. Rowe
Price
   MICHAEL F. SOLA, Vice President -Assistant Vice President, T. Rowe Price;formerly Systems Analyst/ Programmer at SRA Corporation
   BRIAN D. STANSKY, Vice President -Vice President, T. Rowe Price; Chartered Financial Analyst

   Small-Cap Stock Fund

  * JOHN H. LAPORTE, JR., Chairman of the Board -Managing Director, T. Rowe Price; Chartered Financial Analyst
  * JAMES S. RIEPE, Vice President and Director -Vice Chairman of the Board and Managing Director, T. Rowe Price; Chairman of the Board, T. Rowe Price Services, Inc., T. Rowe Price Retirement Plan Services, Inc., and T. Rowe Price Trust Company; Director, Price-Fleming and Rhone-Poulenc Rorer, Inc.
  * M. DAVID TESTA, Director -Chairman of the Board, Price-Fleming; Vice Chairman of the Board, Chief Investment Officer, and Managing Director, T. Rowe Price; Vice President and Director, T. Rowe Price Trust Company; Chartered Financial Analyst
   GREGORY A. MCCRICKARD, President -Vice President, T. Rowe Price; Chartered Financial Analyst
   HUGH M. EVANS III, Vice President -Vice President, T. Rowe Price; Chartered Financial Analyst
   MARCY L. FISHER, Vice President -Assistant Vice President, T.
Rowe Price
   JAMES A.C. KENNEDY III, Vice President -Managing Director, T. Rowe Price; Chartered Financial Analyst
   BRIAN D. STANSKY, Vice President -Vice President, T. Rowe Price; Chartered Financial Analyst
   RICHARD T. WHITNEY, Vice President -Vice President, T. Rowe Price and T. Rowe Price Trust Company; Chartered Financial Analyst

   Small-Cap Value Fund

  * JOHN H. LAPORTE, JR., Chairman of the Board -Managing Director, T. Rowe Price; Chartered Financial Analyst
  * JAMES S. RIEPE, Vice President and Director -Vice Chairman of the Board and Managing Director, T. Rowe Price; Chairman of the Board, T. Rowe Price Services, Inc., T. Rowe Price Retirement Plan Services, Inc., and T. Rowe Price Trust Company; Director, Price-Fleming and Rhone-Poulenc Rorer, Inc.
  * M. DAVID TESTA, Director -Chairman of the Board, Price-Fleming; Vice Chairman of the Board, Chief Investment Officer, and Managing Director, T. Rowe Price; Vice President and Director, T. Rowe Price Trust Company; Chartered Financial Analyst
   PRESTON G. ATHEY, President -Managing Director, T. Rowe Price; Chartered Financial Analyst
   HUGH M. EVANS III, Vice President -Vice President, T. Rowe Price; Chartered Financial Analyst
   ROBERT J. MARCOTTE, Vice President -Employee, T. Rowe Price GREGORY A. MCCRICKARD, Vice President -Vice President, T. Rowe
Price; Chartered Financial Analyst
   LAUREN A. ROMEO, Vice President -Employee, T. Rowe Price; Chartered Financial Analyst
   FRANCIES W. HAWKS, Assistant Vice President -Assistant Vice President, T. Rowe Price

   Value Fund

  * JAMES A.C. KENNEDY III, Director -Managing Director, T. Rowe Price; Chartered Financial Analyst
  * JAMES S. RIEPE, Vice President and Director -Vice Chairman of the Board and Managing Director, T. Rowe Price; Chairman of the Board, T. Rowe Price Services, Inc., T. Rowe Price Retirement Plan Services, Inc., and T. Rowe Price Trust Company; Director, Price-Fleming and Rhone-Poulenc Rorer, Inc.
  * M. DAVID TESTA, Director -Chairman of the Board, Price-Fleming; Vice Chairman of the Board, Chief Investment Officer, and Managing Director, T. Rowe Price; Vice President and Director, T. Rowe Price Trust Company; Chartered Financial Analyst
   BRIAN C. ROGERS, President -Director and Managing Director, T. Rowe Price; Chartered Financial Analyst
   STEPHEN W. BOESEL, Vice President -Vice President, T. Rowe
Price
   STEPHANIE C. CLANCY, Vice President -Assistant Vice President,
T. Rowe Price
   RICHARD P. HOWARD, Vice President -Vice President, T. Rowe Price; Chartered Financial Analyst
   KARA CHESEBY LANDERS, Vice President -Vice President, T. Rowe Price; formerly Vice President, Legg Mason Wood Walker; Chartered Financial Analyst
   ROBERT W. SMITH, Vice President -Vice President, T. Rowe Price DAVID J. WALLACK, Vice President -Vice President, T. Rowe
Price

COMPENSATION TABLE
   The Funds do not pay pension or retirement benefits to their
officers or    directors/trustees. Also, any director/trustee of
a Fund who is an officer or    employee of T. Rowe Price or
Price-Fleming does not receive any remuneration    from the Fund.

Name of Person,       Aggregate       Total Compensation From
Position              Compensation    Fund and Fund Complex Paid
                      from Fund(a)    to Directors/Trustees(b)

-------               --------------  ------------------------
Balanced Fund

Leo C. Bailey,
Director(c)           $  512          $42,083
Donald W. Dick, Jr.,
Director              1,563           72,917
David K. Fagin,
Director              2,331           59,167
Addison Lanier,
Director(c)           512             42,083
John K. Major,
Director(c)           883             34,167
Hanne M. Merriman,
Director              2,331           59,167
Hubert D. Vos,
Director              2,331           59,167
Paul M. Wythes,
Director              1,772           69,667

-----------------------------------------------------------------

Blue Chip Growth Fund

Leo C. Bailey,
Director(c)           $  281          $42,083
Donald W. Dick, Jr.,
Director              1,140           72,917
David K. Fagin,
Director              1,280           59,167
Addison Lanier,
Director(c)           281             42,083
John K. Major,
Director(c)           370             34,167
Hanne M. Merriman,
Director              1,280           59,167
Hubert D. Vos,
Director              1,280           59,167
Paul M. Wythes,
Director              1,188           69,667

-----------------------------------------------------------------

Capital Appreciation Fund


Leo C. Bailey,
Director(c)           $  599          $42,083
Donald W. Dick, Jr.,
Director              1,693           72,917
David K. Fagin,
Director              2,646           59,167
Addison Lanier,
Director(c)           599             42,083
John K. Major,
Director(c)           1,078           34,167
Hanne M. Merriman,
Director              2,646           59,167
Hubert D. Vos,
Director              2,646           59,167
Paul M. Wythes,
Director              1,971           69,667
-----------------------------------------------------------------

Capital Opportunity Fund

Leo C. Bailey,
Director(c)           $  241          $42,083
Donald W. Dick, Jr.,
Director              1,026           72,917
David K. Fagin,
Director              1,024           59,167
Addison Lanier,
Director(c)           241             42,083
John K. Major,
Director(c)           280             34,167
Hanne M. Merriman,
Director              1,024           59,167
Hubert D. Vos,
Director              1,024           59,167
Paul M. Wythes,
Director              1,068           69,667
-----------------------------------------------------------------

Dividend Growth Fund

Leo C. Bailey,
Director(c)           $  248          $42,083
Donald W. Dick, Jr.,
Director              1,041           72,917
David K. Fagin,
Director              1,043           59,167
Addison Lanier,
Director(c)           248             42,083
John K. Major,
Director(c)           297             34,167
Hanne M. Merriman,
Director              1,043           59,167
Hubert D. Vos,
Director              1,043           59,167
Paul M. Wythes,
Director              1,068           69,667
-----------------------------------------------------------------

Equity Income Fund

Leo C. Bailey,
Director(c)           $1,876          $42,083
Donald W. Dick, Jr.,
Director              4,805           72,917
David K. Fagin,
Director              7,418           59,167
Addison Lanier,
Director(c)           1,876           42,083
John K. Major,
Director(c)           1,876           34,167
Hanne M. Merriman,
Director              7,418           59,167
Hubert D. Vos,
Director              7,318           59,167
Paul M. Wythes,
Director              4,805           69,667

-----------------------------------------------------------------
Equity Index 500 Fund


Leo C. Bailey,
Director(c)           $  430          $42,083
Donald W. Dick, Jr.,
Director              1,437           72,917
David K. Fagin,
Director              2,029           59,167
Addison Lanier,
Director(c)           430             42,083
John K. Major,
Director(c)           701             34,167
Hanne M. Merriman,
Director              2,029           59,167
Hubert D. Vos,
Director              2,029           59,167
Paul M. Wythes,
Director              1,587           69,667
-----------------------------------------------------------------

Extended Equity Market Index Fund



Leo C. Bailey,
Director(c)           $  430          $42,083
Donald W. Dick, Jr.,
Director              1,437           72,917
David K. Fagin,
Director              2,029           59,167
Addison Lanier,
Director(c)           430             42,083
John K. Major,
Director(c)           701             34,167
Hanne M. Merriman,
Director              2,029           59,167
Hubert D. Vos,
Director              2,029           59,167
Paul M. Wythes,
Director              1,587           69,667
-----------------------------------------------------------------

Financial Services Fund

Donald W. Dick, Jr.,
Director              $249            72,917
David K. Fagin,
Director              249             59,167
Hanne M. Merriman,
Director              249             59,167
Hubert D. Vos,
Director              249             59,167
Paul M. Wythes,
Director              249             69,667

-----------------------------------------------------------------
Growth & Income Fund

Leo C. Bailey,
Director(c)           $1,020          $42,083
Donald W. Dick, Jr.,
Director              2,581           72,917
David K. Fagin,
Director              4,686           59,167
Addison Lanier,
Director(c)           1,020           42,083
John K. Major,
Director(c)           1,876           34,167
Hanne M. Merriman,
Director              4,686           59,167
Hubert D. Vos,
Director              4,686           59,167
Paul M. Wythes,
Director              3,052           69,667
-----------------------------------------------------------------

Growth Stock Fund

Leo C. Bailey,
Director(c)           $1,476          $42,083
Donald W. Dick, Jr.,
Director              3,417           72,917
David K. Fagin,
Director              5,441           59,167
Addison Lanier,
Director(c)           1,476           42,083
John K. Major,
Director(c)           1,876           34,167
Hanne M. Merriman,
Director              5,441           59,167
Hubert D. Vos,
Director              5,441           59,167
Paul M. Wythes,
Director              3,681           69,667
-----------------------------------------------------------------

Media & Telecommunications Fund

Donald W. Dick, Jr.,
Director              $824            72,917
David K. Fagin,
Director              1,151           59,167
Hanne M. Merriman,
Director              1,151           59,167
Hubert D. Vos,
Director              1,151           59,167
Paul M. Wythes,
Director              824             69,667
-----------------------------------------------------------------

Mid-Cap Equity Growth Fund

Donald W. Dick, Jr.,
Director              $354            72,917
David K. Fagin,
Director              417             59,167
Hanne M. Merriman,
Director              417             59,167
Hubert D. Vos,
Director              417             59,167
Paul M. Wythes,
Director              416             69,667
-----------------------------------------------------------------

Mid-Cap Growth Fund

Leo C. Bailey,
Director(c)           $354            $42,083
Donald W. Dick, Jr.,
Director              1,366           72,917
David K. Fagin,
Director              1,858           59,167
Addison Lanier,
Director(c)           354             42,083
John K. Major,
Director(c)           529             34,167
Hanne M. Merriman,
Director              1,858           59,167
Hubert D. Vos,
Director              1,858           59,167
Paul M. Wythes,
Director              1,454           69,667
-----------------------------------------------------------------

Mid-Cap Value Fund

Donald W. Dick, Jr.,
Director              $421            72,917
David K. Fagin,
Director              427             59,167
Hanne M. Merriman,
Director              427             59,167
Hubert D. Vos,
Director              427             59,167
Paul M. Wythes,
Director              422             69,667
-----------------------------------------------------------------

New America Growth Fund

Leo C. Bailey,
Director(c)           $685            $42,083
Donald W. Dick, Jr.,
Director              1,929           72,917
David K. Fagin,
Director              3,250           59,167
Addison Lanier,
Director(c)           685             42,083
John K. Major,
Director(c)           1,268           34,167
Hanne M. Merriman,
Director              3,250           59,167
Hubert D. Vos,
Director              3,250           59,167
Paul M. Wythes,
Director              2,256           69,667
-----------------------------------------------------------------
New Era Fund

Leo C. Bailey,
Director(c)           $721            $42,083
Donald W. Dick, Jr.,
Director              1,974           72,917
David K. Fagin,
Director              3,314           59,167
Addison Lanier,
Director(c)           721             42,083
John K. Major,
Director(c)           1,317           34,167
Hanne M. Merriman,
Director              3,314           59,167
Hubert D. Vos,
Director              3,314           59,167
Paul M. Wythes,
Director              2,297           69,667
-----------------------------------------------------------------
New Horizons Fund

Leo C. Bailey,
Director(c)           $1,560          $42,083
Donald W. Dick, Jr.,
Director              3,787           72,917
David K. Fagin,
Director              6,146           59,167
Addison Lanier,
Director(c)           1,560           42,083
John K. Major,
Director(c)           1,876           34,167
Hanne M. Merriman,
Director              6,146           59,167
Hubert D. Vos,
Director              6,146           59,167
Paul M. Wythes,
Director              4,035           69,667
-----------------------------------------------------------------
Real Estate Fund(d)

Donald W. Dick, Jr.,
Director              $933            72,917
David K. Fagin,
Director              1,045           59,167
Hanne M. Merriman,
Director              1,045           59,167
Hubert D. Vos,
Director              1,045           59,167
Paul M. Wythes,
Director              932             69,667
-----------------------------------------------------------------
Small-Cap Stock Fund

Leo C. Bailey,
Director(c)           $333            $42,083
Donald W. Dick, Jr.,
Director              1,204           72,917
David K. Fagin,
Director              1,457           59,167
Addison Lanier,
Director(c)           333             42,083
John K. Major,
Director(c)           486             34,167
Hanne M. Merriman,
Director              1,457           59,167
Hubert D. Vos,
Director              1,457           59,167
Paul M. Wythes,
Director              1,293           69,667

-----------------------------------------------------------------

Science & Technology Fund

Leo C. Bailey,
Director(c)           $1,309          $42,083
Donald W. Dick, Jr.,
Director              3,191           72,917
David K. Fagin,
Director              5,381           59,167
Addison Lanier,
Director(c)           1,309           42,083
John K. Major,
Director(c)           1,876           34,167
Hanne M. Merriman,
Director              5,381           59,167
Hubert D. Vos,
Director              5,381           59,167
Paul M. Wythes,
Director              3,545           69,667
-----------------------------------------------------------------

Small-Cap Value Fund

Leo C. Bailey,
Director(c)           $658            $42,083
Donald W. Dick, Jr.,
Director              1,871           72,917
David K. Fagin,
Director              3,108           59,167
Addison Lanier,
Director(c)           658             42,083
John K. Major,
Director(c)           1,205           34,167
Hanne M. Merriman,
Director              3,108           59,167
Hubert D. Vos,
Director              3,108           59,167
Paul M. Wythes,
Director              2,178           69,667
-----------------------------------------------------------------
Total Market Equity Index Fund

Leo C. Bailey,
Director(c)           $430            $42,083
Donald W. Dick, Jr.,
Director              1,437           72,917
David K. Fagin,
Director              2,029           59,167
Addison Lanier,
Director(c)           430             42,083
John K. Major,
Director(c)           701             34,167
Hanne M. Merriman,
Director              2,029           59,167
Hubert D. Vos,
Director              2,029           59,167
Paul M. Wythes,
Director              1,587           69,667
-----------------------------------------------------------------

Value Fund

Leo C. Bailey,
Director(c)           $235            $42,083
Donald W. Dick, Jr.,
Director              1,011           72,917
David K. Fagin,
Director              987             59,167
Addison Lanier,
Director(c)           235             42,083
John K. Major,
Director(c)           267             34,167
Hanne M. Merriman,
Director              987             59,167
Hubert D. Vos,
Director              987             59,167
Paul M. Wythes,
Director              1,027           69,667
-----------------------------------------------------------------

 (a) Amounts in this column are based on accrued compensation for calendar year 1996.

 (b) Amounts in this column are based on compensation received from January 1, 1996 to December 31, 1996. The T. Rowe Price complex included 76 funds as of December 31, 1996.

 (c) Messrs. Bailey and Lanier retired from their positions with the Funds in April 1996.

 (d) Estimated future annual compensation from the Fund based on a full calendar year.

   All Funds

   The Fund's Executive Committee, consisting of the Fund's
interested    directors/trustees, has been authorized by its
respective Board of    Directors/Trustees to exercise all powers
of the Board to manage the Funds in    the intervals between
meetings of the Board, except the powers prohibited by    statute
from being delegated.

 PRINCIPAL HOLDERS OF SECURITIES
   As of the date of the prospectus, the officers and directors
of the Fund, as    a group, owned less than 1% of the outstanding
shares of the Fund.


   As of December 1, 1997, the following shareholders
beneficially owned more    than 5% of the outstanding shares of:

   Growth Stock, New Era, New Horizons, Growth & Income, Blue
Chip Growth, and    Mid-Cap Value Funds: Pirateline & Co., FBO
Spectrum Growth Fund Acct., Attn.:    Mark White, State Street
Bank & Trust Co., 1776 Heritage Drive-4W, North    Quincy,
Massachusetts 02171-2197;

   Blue Chip Growth Fund: Fidelity Investments Institutional
Operations as agent    for Merck & Company, Inc., #83169, 100
Magellan Way, Covington, Kentucky    41015-1999;

   Capital Appreciation, Dividend Growth, Equity Income, Media & Telecommunications, Mid-Cap Growth, New Era, Small-Cap Value
and Science &    Technology Funds: Charles Schwab & Co. Inc.,
Reinvest. Account, Attn.: Mutual    Fund Dept., 101 Montgomery
Street, San Francisco, California 94104-4122;

   Growth & Income Fund: Manulife Financial USA, 200 Bloor St
East NT3, Toronto,    Ontario Canada M4WIE5, Attn.: Rosie Chuck,
Pension Accounting;


   Media & Telecommunications: MLPF&S, Attn.: Karen Gemski, 4800
Deerlake Drive    E, 3rd Floor, Jacksonville, Florida
32246-6484;

   Small-Cap Stock Fund: Sigler & Co. of Smithsonian Inst.,
Wellington Trust    Co., RD7 9866-77, Attn.: Jasmine Felix, 4 New
York Plaza, 4th Floor, New    York, New York 10004-2413;


   Mid-Cap Equity Growth Fund: Roland & Company, c/o Mercantile
Bank of St.    Louis, Attn.: Trust Securities Unit 17-1, P.O. Box
387, St. Louis, Missouri    63166-0387; Atlantic Trust Company
NA, Attn.: Nominee Account, 100 Federal    Street, 37th Floor,
Boston, Massachusetts 02110-1802; Conref & Company, c/o Mercantile Bank of St. Louis, Attn.: Trust Securities Unit 17-1,
P.O. Box    387, St. Louis, Missouri 63166-0387;
Wentworth-Douglass Hospital, Attn.:    Rayna Feldman, 789 Central
Avenue, Dover, New Hampshire 03820-2589; Mac &    Company A/C
JHFF0800212 Mutual Funds Operations, P.O. Box 3198, Pittsburgh, Pennsylvania 15230-3198; Boston Harbor Trust Company, NA, Nominee
Account,    100 Federal Street, 37th Floor, Boston, Massachusetts
02110-1802.

 INVESTMENT MANAGEMENT SERVICES
   Services    Under the Management Agreement, T. Rowe Price
provides the Fund with    discretionary investment services.
Specifically, T. Rowe Price is responsible    for supervising and
directing the investments of the Fund in accordance with    the
Fund's investment objectives, program, and restrictions as
provided in    its prospectus and this Statement of Additional
Information. T. Rowe Price is    also responsible for effecting
all security transactions on behalf of the    Fund, including the
negotiation of commissions and the allocation of    principal
business and portfolio brokerage. In addition to these services,
T.    Rowe Price provides the Fund with certain corporate
administrative services,    including: maintaining the Fund's
corporate existence and corporate records;    registering and
qualifying Fund shares under federal laws; monitoring the financial, accounting, and administrative functions of the Fund;
maintaining    liaison with the agents employed by the Fund such
as the Fund's custodian and    transfer agent; assisting the Fund
in the coordination of such agents'    activities; and permitting
T. Rowe Price's employees to serve as officers, directors, and committee members of the Fund without cost to the Fund.

   The Management Agreement also provides that T. Rowe Price, its
directors,    officers, employees, and certain other persons
performing specific functions for the Fund will only be liable to the Fund for losses resulting from willful misfeasance, bad
faith, gross negligence, or reckless disregard of    duty.


   All Funds, Except Equity Index 500 and Mid-Cap Equity Growth
Funds

   Management Fee
   The Fund pays T. Rowe Price a fee ("Fee") which consists of
two components: a    Group Management Fee ("Group Fee") and an
Individual Fund Fee ("Fund Fee").    The Fee is paid monthly to
T. Rowe Price on the first business day of the    next succeeding
calendar month and is calculated as described below.

   The monthly Group Fee ("Monthly Group Fee") is the sum of the
daily Group Fee    accruals ("Daily Group Fee Accruals") for each
month. The Daily Group Fee    Accrual for any particular day is
computed by multiplying the Price Funds'    group fee accrual as
determined below ("Daily Price Funds' Group Fee    Accrual") by
the ratio of the Fund's net assets for that day to the sum of the aggregate net assets of the Price Funds for that day. The
Daily Price    Funds' Group Fee Accrual for any particular day is
calculated by multiplying    the fraction of one (1) over the
number of calendar days in the year by the    annualized Daily
Price Funds' Group Fee Accrual for that day as determined in accordance with the following schedule:

  Price Funds' Annual Group Base Fee Rate for Each Level
                        of Assets
     0.480%  First $1 billion  0.360%  Next $2 billion   0.310%
Next $16 billion

-----------------------------------------------------------------
-------------
     0.450%  Next $1 billion   0.350%  Next $2 billion   0.305%
Next $30 billion

-----------------------------------------------------------------
-------------
     0.420%  Next $1 billion   0.340%  Next $5 billion   0.300%
Thereafter

-----------------------------------------------------------------
-------------
     0.390%  Next $1 billion   0.330%  Next $10 billion

-----------------------------------------------------------------
-------------
     0.370%  Next $1 billion   0.320%  Next $10 billion


   For the purpose of calculating the Group Fee, the Price Funds
include all the    mutual funds distributed by T. Rowe Price
Investment Services, Inc.,    (excluding T. Rowe Price Equity
Index 500 Fund and T. Rowe Price Spectrum    Fund, Inc. and any
institutional or private label mutual funds). For the    purpose
of calculating the Daily Price Funds' Group Fee Accrual for any particular day, the net assets of each Price Fund are determined
in    accordance with the Funds' prospectus as of the close of
business on the    previous business day on which the Fund was
open for business.

   The monthly Fund Fee ("Monthly Fund Fee") is the sum of the
daily Fund Fee    accruals ("Daily Fund Fee Accruals") for each
month. The Daily Fund Fee    Accrual for any particular day is
computed by multiplying the fraction of one    (1) over the
number of calendar days in the year by the individual Fund Fee Rate and multiplying this product by the net assets of the Fund
for that day,    as determined in accordance with the Fund's
prospectus as of the close of    business on the previous
business day on which the Fund was open for    business. The
individual fund fees for each Fund are listed in the chart below:

Balanced Fund                       0.15%
Blue Chip Growth Fund               0.30%
Capital Appreciation Fund           0.30%*
Capital Opportunity Fund            0.45%
Diversified Small-Cap Growth Fund   0.35%
Dividend Growth Fund                0.20%
Equity Income Fund                  0.25%
Equity Index 500 Fund               0.20%
Extended Equity Market Index Fund
Financial Services Fund             0.35%
Growth & Income Fund                0.25%
Growth Stock Fund                   0.25%
--------------------------------------------
Health Sciences Fund                0.35%
Media & Telecommunications Fund     0.35%
Mid-Cap Growth Fund                 0.35%
Mid-Cap Value Fund                  0.35%
New America Growth Fund             0.35%
New Era Fund                        0.25%
New Horizons Fund                   0.35%
Real Estate Fund
Small-Cap Stock Fund                0.45%
Science & Technology Fund           0.35%
Small-Cap Value Fund                0.35%
Total Equity Market Index Fund
Value Fund                          0.35%




  *Subject to Performance Adjustment (please see page 58.)


   The following chart sets forth the total management fees, if
any, paid to T.    Rowe Price by each Fund, during the last three
years:

             Fund                    1996            1995
   1994
             ----                    ----            ----
   ----
Balanced                         $3,765,000      $2,778,000
$1,969,227
Blue Chip Growth                  1,924,000       534,000
76,000
Capital Appreciation              4,218,000       4,940,000
4,161,612
Capital Opportunity               890,000         134,000
(b)
Dividend Growth                   754,000         357,000
107,000
Equity Income                     37,762,000      24,358,000
17,847,000
Equity Index 500                  925,000         498,000
156,349
Financial Services                (b)             (a)
(a)
Growth & Income                   12,048,000      8,195,000
5,984,000
Growth Stock                      17,848,000      14,222,000
11,981,872
Health Sciences                   750,000         (a)
(a)
Media & Telecommunications (c)    3,056,000       2,665,000
2,109,000
Mid-Cap Equity Growth             (b)             (a)
(a)
Mid-Cap Growth                    4,390,000       1,234,000
545,000
Mid-Cap Value                     22,000          (a)
(a)
New America Growth                8,648,000       5,554,000
4,395,000
New Era                           7,559,000       6,218,000
5,272,000
New Horizons                      25,875,000      15,035,000
11,402,554
Small-Cap Stock                   2,619,000       1,897,000
1,534,235
Science & Technology              19,792,000      11,393,000
4,467,208
Small-Cap Value                   8,187,000       4,262,000
3,047,508
Value                             748,000         19,000
(b)
-----------------------------------------------------------------
---------------



  (a) Prior to commencement of operations.

  (b) Due to each Fund's expense limitation in effect at that
time, no      management fees were paid by the Funds to T. Rowe
Price.

  (c) Fees listed were paid under this Fund's previous management agreement, prior to becoming an open-end mutual fund.

    The Management Agreement between the Fund and T. Rowe Price
provides that the    Fund will bear all expenses of its
operations not specifically assumed by T.    Rowe Price.


   Balanced, Blue Chip Growth, Capital Opportunity, Diversified Small-Cap Growth, Dividend Growth, Equity Index 500, Financial Services, Health Sciences, Media & Telecommunications, Mid-Cap Equity Growth, Mid-Cap Growth, Mid-Cap Value, Real Estate, and Value Funds

   The following chart sets forth expense ratio limitations and
the periods for    which they are effective. For each, T. Rowe
Price has agreed to bear any Fund    expenses which would cause
the Fund's ratio of expenses to average net assets    to exceed
the indicated percentage limitations. The expenses borne by T.
Rowe    Price are subject to reimbursement by the Fund through
the indicated    reimbursement date, provided no reimbursement
will be made if it would result    in the Fund's expense ratio
exceeding its applicable limitation.

                                                      Expense
              Fund             Limitation Period
Reimbursement Date
              ----             -----------------       Ratio
------------------
                                                       Limitation
                                                     ----------

                             January 1, 1995 -
     Blue Chip Growth(a)     December 31, 1996         1.25%
December 31, 1998
                             November 30, 1994 -
     Capital Opportunity     December 31, 1996         1.35%
December 31, 1998
     Diversified Small-Cap   June 30, 1997 -
     Growth                  December 31, 1998         1.25%
December 31, 2000
                             January 1, 1995 -
     Dividend Growth(b)      December 31, 1996         1.10%
December 31, 1998
                             January 1, 1996 -
     Equity Index 500(c)     December 31, 1997         0.40%
December 31, 1999
                             September 30, 1996 -
     Financial Services      December 31, 1998         1.25%
December 31, 2000
                             December 29, 1995 -
     Health Sciences         December 31, 1997         1.35%
December 31, 1999
     Media &                 July 26, 1997 -
     Telecommunications      December 31, 1998         1.25%
December 31, 2000
                             July 31, 1996 -
     Mid-Cap Equity Growth   December 31, 1997         0.85%
December 31, 1999
                             January 1, 1994 -
     Mid-Cap Growth          December 31, 1995         1.25%
December 31, 1997
                             June 28, 1996 -
     Mid-Cap Value           December 31, 1997         1.25%
December 31, 1999
                             October 31, 1997 -
     Real Estate             December 31, 1999         1.00%
December 31, 2001
     Value                   September 30, 1994 -      1.10%
December 31, 1998
                             December 31, 1996

-----------------------------------------------------------------



 (a) The Blue Chip Growth Fund previously operated under a 1.25%
limitation    that expired December 31, 1994. The reimbursement
period for this    limitation extends through December 31, 1996.

 (b) The Dividend Growth Fund previously operated under a 1.00%
limitation    that expired December 31, 1994. The reimbursement
period for this    limitation extends through December 31, 1996.


 (c) The Equity Index 500 Fund previously operated under a 0.45%
limitation    that expired December 31, 1995. The reimbursement
period for this    limitation extends through December 31,
1997.

   Each of the above-referenced Fund's Management Agreement also
provides that    one or more additional expense limitations
periods (of the same or different    time periods) may be
implemented after the expiration of the current expense limitation, and that with respect to any such additional
limitation period,    the Fund may reimburse T. Rowe Price,
provided the reimbursement does not    result in the Fund's
aggregate expenses exceeding the additional expense limitation.

   Pursuant to the Blue Chip Growth Fund's current and previous
expense    limitation, $214,000 of unaccrued fees and expenses
were repaid during the    year ended December 31, 1996.

   Pursuant to Capital Opportunity Fund's expense limitation that
expired on    December 31, 1996, $1,000 of managements fees were
not accrued by the Fund    for the year ended December 31, 1996.
Additionally, $156,000 of unaccrued    1994-95 fees and expenses
are subject to reimbursement through December 31,    1998.

   Pursuant to the Dividend Growth Fund's previous expense
limitation, $174,000    of unaccrued 1993-94 fees and expenses
were repaid by the Fund for the year    ended December 31, 1996.
Additionally, $5,000 of unaccrued management fees    related to
the current expense limitation are subject to reimbursement through December 31, 1998.

   Pursuant to the Equity Index 500 Fund's current expenses
limitation, $370,000    of management fees were not accrued by
the Fund for the year ended December    31, 1996. Additionally,
$445,000 of unaccrued management fees related to a    previous
expense limitation are subject to reimbursement through December
31,    1997.

   Pursuant to the Financial Services Fund's current expense
limitation, $24,000    of management fees were not accrued by the
Fund for the year ended December    31, 1996 and $$2,000 of other
expenses were borne by the manager.

      Pursuant to the Health Sciences Fund's current expense
limitation, $101,000    of management fees were not accrued by
the Fund for the year ended December    31, 1996.

   Pursuant to the Mid-Cap Equity Growth Fund's current expense
limitation,    $14,000 of management fees and $34,000 of expenses
were not accrued by the    Fund for the year ended December 31,
1996 and are subject to reimbursement    through December 31,
1999.

   Pursuant to the Mid-Cap Growth Fund's previous expense
limitation, $58,000 of    unaccrued management fees were repaid
during the year ended December 31,    1996.

   Pursuant to the Mid-Cap Value Fund's current expense
limitation, $78,000 of    management fees were not accrued by the
Fund for the year ended December 31,    1996 and are subject to
reimbursement through December 31, 1999.

   Pursuant to the Value Fund's current expense limitation,
$35,000 of    management fees were not accrued by the Fund for
the year ended December 31,    1996. Additionally, $202,000 of
unaccrued 1994-95 fees and expenses are    subject to
reimbursement through December 31, 1998.

   Capital Appreciation Fund

                                 Management Fee

   The Fund pays T. Rowe Price a fee ("Fee") which consists of
three components:    a Group Management Fee ("Group Fee"), an
Individual Fund Fee ("Fund Fee") and    a performance fee
adjustment ("Performance Fee Adjustment") based on the performance of the Fund relative to the Standard & Poor's 500
Stock Index    (the "Index"). The Fee is paid monthly to T. Rowe
Price on the first business    day of the next succeeding
calendar month and is calculated as described    below. The
performance adjustment for the year ended December 31, 1996, decreased management fees by $1,530,000.

   The Monthly Group Fee and Monthly Fund Fee are combined (the
"Combined Fee")    and are subject to a Performance fee
Adjustment until October 31, 1998,    depending on the total
return investment performance of the Fund relative to    the
total return performance of the Standard & Poor's 500 Stock
Composite    Index (the "Index") during the previous thirty-six
(36) months. Effective    November 1, 1998, there will no longer
be any Performance Fee Adjustment. The    Performance Fee
Adjustment is computed as of the end of each month and if any adjustment results, is subtracted from the Combined Fee. No
Performance Fee    Adjustment is made to the Combined Fee unless
the investment performance    ("Investment Performance") of the
Fund (stated as a percent) is exceeded by    the investment
record ("Investment Record") of the Index (stated as a
percent) by at least one full point. (The difference between the
Investment    Performance and Investment Record will be referred
to as the Investment    Performance Differential.) The
Performance Fee Adjustment for any month is    calculated by
multiplying the rate of the Performance Fee Adjustment ("Performance Fee Adjustment") (as determined below) achieved for
the    36-month period, times the average daily net assets of the
Fund for such    36-month period and dividing the product by 12.
The Performance Fee    Adjustment Rate is calculated by
multiplying the Investment Performance    Differential (rounded
downward to the nearest full point) times a factor of    .02%.
Regardless of the Investment Performance Differential, the
Performance    Fee Adjustment Rate shall not exceed (.30)%.

                                     Example

       For example, if the Investment Performance Differential
was (11.6), it        would be rounded to (11). The Investment
Performance Differential of (11)        would be multiplied by
 .02% to arrive at the Performance Fee Adjustment        Rate of
(.22)%.

       The (.22)% Performance Fee Adjustment Rate would be
multiplied by the        fraction of 1/12 and that product would
be multiplied by the Fund's        average daily net assets for
the 36-month period to arrive at the        Performance Fee
Adjustment.

   The computation of the Investment Performance of the Fund and
the Investment    Record of the Index will be made in accordance
with Rule 205-1 under the    Investment Advisers Act of 1940 or
any other applicable rule as, from time to    time, may be
adopted or amended. These terms are currently defined as follows:

   The Investment Performance of the Fund is the sum of: (i) the
change in the    Fund's net asset value per share during the
period; (ii) the value of the    fund's cash distributions per
share having an ex-dividend date occurring    within the period;
and (iii) the per share amount of any capital gains taxes    paid
or accrued during such period by the Fund for undistributed,
realized    long-term capital gains.

   The Investment Record of the Index is the sum of: (i) the
change in the level    of the Index during the period; and (ii)
the value, computed consistently    with the Index, of cash
distributions having an ex-dividend date occurring    within the
period made by companies whose securities comprise the Index.

                                 Management Fee


   Equity Index 500 Fund
   The Fund pays T. Rowe Price an annual investment management
fee in monthly    installments of 0.20% of the average daily net
asset value of the Fund.

   Mid-Cap Equity Growth Fund
   The Fund pays T. Rowe Price an annual investment management
fee in monthly    installments of 0.60% of the average daily net
asset value of the Fund.

   Equity Income, Growth & Income, Growth Stock, Mid-Cap Value,
New Era, and New    Horizons Funds

   T. Rowe Price Spectrum Fund, Inc.
   The Funds listed above are a party to a Special Servicing
Agreement    ("Agreement") between and among T. Rowe Price
Spectrum Fund, Inc. ("Spectrum    Fund"), T. Rowe Price, T. Rowe
Price Services, Inc. and various other T. Rowe    Price funds
which, along with the Fund, are funds in which Spectrum Fund invests (collectively all such funds "Underlying Price Funds").

   The Agreement provide that, if the Board of Directors/Trustees
of any    Underlying Price Fund determines that such Underlying
Fund's share of the    aggregate expenses of Spectrum Fund is
less than the estimated savings to the    Underlying Price Fund
from the operation of Spectrum Fund, the Underlying    Price Fund
will bear those expenses in proportion to the average daily value of its shares owned by Spectrum Fund, provided further than no
Underlying    Price Fund will bear such expenses in excess of the
estimated savings to it.    Such savings are expected to result
primarily from the elimination of    numerous separate
shareholder accounts which are or would have been invested directly in the Underlying Price Funds and the resulting
reduction in    shareholder servicing costs. Although such cost
savings are not certain, the    estimated savings to the
Underlying Price Funds generated by the operation of    Spectrum
Fund are expected to be sufficient to offset most, if not all, of the expenses incurred by Spectrum Fund.

   All Funds

 DISTRIBUTOR FOR FUND
   T. Rowe Price Investment Services, Inc. ("Investment
Services"), a Maryland    corporation formed in 1980 as a wholly
owned subsidiary of T. Rowe Price,    serves as the Fund's
distributor. Investment Services is registered as a
broker-dealer under the Securities Exchange Act of 1934 and is a
member of    the National Association of Securities Dealers, Inc.
The offering of the    Fund's shares is continuous.

   Investment Services is located at the same address as the Fund
and T. Rowe    Price-100 East Pratt Street, Baltimore, Maryland
21202.

   Investment Services serves as distributor to the Fund pursuant to an Underwriting Agreement ("Underwriting Agreement"), which
provides that the    Fund will pay all fees and expenses in
connection with: necessary state    filings; preparing, setting
in type, printing, and mailing its prospectuses and reports to shareholders; and issuing its shares, including expenses of confirming purchase orders.

   The Underwriting Agreement provides that Investment Services
will pay all    fees and expenses in connection with: printing
and distributing prospectuses    and reports for use in offering
and selling Fund shares; preparing, setting    in type, printing,
and mailing all sales literature and advertising;    Investment
Services' federal and state registrations as a broker-dealer; and
  offering and selling Fund shares, except for those fees and
expenses    specifically assumed by the Fund. Investment
Services' expenses are paid by    T. Rowe Price.

   Investment Services acts as the agent of the Fund in
connection with the sale    of its shares in the various states
in which Investment Services is qualified    as a broker-dealer.
Under the Underwriting Agreement, Investment Services    accepts
orders for Fund shares at net asset value. No sales charges are
paid    by investors or the Fund.

   All Funds

 CUSTODIAN
   State Street Bank and Trust Company is the custodian for the
Fund's    securities and cash, but it does not participate in the
Fund's investment    decisions. Portfolio securities purchases in
the U.S. are maintained in the    custody of the Bank and may be
entered into the Federal Reserve Book Entry    System, or the
security depository system of the Depository Trust
Corporation.

   The Fund (other than Equity Index 500 Fund) has entered into a
Custodian    Agreement with The Chase Manhattan Bank, N.A.,
London, pursuant to which    portfolio securities which are
purchased outside the United States are    maintained in the
custody of various foreign branches of The Chase Manhattan
Bank and such other custodians, including foreign banks and
foreign    securities depositories as are approved by the Fund's
Board of    Directors/Trustees in accordance with regulations
under the Investment    Company Act of 1940. State Street Bank's
main office is at 225 Franklin    Street, Boston, Massachusetts
02110. The address for The Chase Manhattan    Bank, N.A., London
is Woolgate House, Coleman Street, London, EC2P 2HD,
England.

 SHAREHOLDER SERVICES
   The Fund from time to time may enter into agreements with
outside parties    through which shareholders hold Fund shares.
The shares would be held by such    parties in omnibus accounts.
The agreements would provide for payments by the    Fund to the
outside party for shareholder services provided to shareholders in the omnibus accounts.

 CODE OF ETHICS
   The Fund's investment adviser (T. Rowe Price) has a written
Code of Ethics    which requires all employees to obtain prior
clearance before engaging in    personal securities transactions.
In addition, all employees must report    their personal
securities transactions within 10 days of their execution. Employees will not be permitted to effect transactions in a
security: If    there are pending client orders in the security;
the security has been    purchased or sold by a client within
seven calendar days; the security is    being considered for
purchase for a client; a change has occurred in T. Rowe
Price's rating of the security within seven calendar days prior
to the date    of the proposed transaction; or the security is
subject to internal trading    restrictions. In addition,
employees are prohibited from profiting from    short-term
trading (e.g., purchases and sales involving the same security within 60 days). Any material violation of the Code of Ethics is
reported to    the Board of the Fund. The Board also reviews the
administration of the Code    of Ethics on an annual basis.

 PORTFOLIO TRANSACTIONS
   Investment or Brokerage Discretion
   Decisions with respect to the purchase and sale of portfolio
securities on    behalf of the Fund are made by T. Rowe Price. T.
Rowe Price is also    responsible for implementing these
decisions, including the negotiation of    commissions and the
allocation of portfolio brokerage and principal business.
                      How Brokers and Dealers are Selected

   Equity Securities
   In purchasing and selling the Fund's portfolio securities, it
is T. Rowe    Price's policy to obtain quality execution at the
most favorable prices    through responsible brokers and dealers
and, in the case of agency    transactions, at competitive
commission rates. However, under certain    conditions, the Fund
may pay higher brokerage commissions in return for    brokerage
and research services. As a general practice, over-the-counter orders are executed with market-makers. In selecting among
market-makers, T.    Rowe Price generally seeks to select those
it believes to be actively and    effectively trading the
security being purchased or sold. In selecting    broker-dealers
to execute the Fund's portfolio transactions, consideration is given to such factors as the price of the security, the rate of
the    commission, the size and difficulty of the order, the
reliability, integrity,    financial condition, general execution
and operational capabilities of    competing brokers and dealers,
and brokerage and research services provided    by them. It is
not the policy of T. Rowe Price to seek the lowest available commission rate where it is believed that a broker or dealer
charging a    higher commission rate would offer greater
reliability or provide better    price or execution.

   Fixed Income Securities
   Fixed income securities are generally purchased from the
issuer or a primary    market-maker acting as principal for the
securities on a net basis, with no    brokerage commission being
paid by the client although the price usually    includes an
undisclosed compensation. Transactions placed through dealers serving as primary market-makers reflect the spread between the
bid and asked    prices. Securities may also be purchased from
underwriters at prices which    include underwriting fees.

   With respect to equity and fixed income securities, T. Rowe
Price may effect    principal transactions on behalf of the Fund
with a broker or dealer who    furnishes brokerage and/or
research services, designate any such broker or    dealer to
receive selling concessions, discounts or other allowances, or otherwise deal with any such broker or dealer in connection with
the    acquisition of securities in underwritings. T. Rowe Price
may receive    research services in connection with brokerage
transactions, including    designations in a fixed price
offerings.

 How Evaluations are Made of the Overall Reasonableness of
Brokerage Commissions Paid

   On a continuing basis, T. Rowe Price seeks to determine what
levels of    commission rates are reasonable in the marketplace
for transactions executed    on behalf of the Fund. In evaluating
the reasonableness of commission rates,    T. Rowe Price
considers: (a) historical commission rates, both before and
since rates have been fully negotiable; (b) rates which other
institutional    investors are paying, based on available public
information; (c) rates quoted    by brokers and dealers; (d) the
size of a particular transaction, in terms of    the number of
shares, dollar amount, and number of clients involved; (e) the complexity of a particular transaction in terms of both execution
and    settlement; (f) the level and type of business done with a
particular firm    over a period of time; and (g) the extent to
which the broker or dealer has    capital at risk in the
transaction.

       Descriptions of Research Services Received From Brokers and Dealers

   T. Rowe Price receives a wide range of research services from
brokers and    dealers.  These services include information on
the economy, industries,    groups of securities, individual
companies, statistical information,    accounting and tax law
interpretations, political developments, legal    developments
affecting portfolio securities, technical market action, pricing and appraisal services, credit analysis, risk measurement
analysis,    performance analysis and analysis of corporate
responsibility issues.  These    services provide both domestic
and international perspective.  Research    services are received
primarily in the form of written reports, computer    generated
services, telephone contacts and personal meetings with security analysts.  In addition, such services may be provided in the
form of meetings    arranged with corporate and industry
spokespersons, economists, academicians    and government
representatives.  In some cases, research services are
generated by third parties but are provided to T. Rowe Price by
or through    broker-dealers.

   Research services received from brokers and dealers are
supplemental to T.    Rowe Price's own research effort and, when
utilized, are subject to internal    analysis before being
incorporated by T. Rowe Price into its investment    process. As
a practical matter, it would not be possible for T. Rowe Price's
 Equity Research Division to generate all of the information
presently    provided by brokers and dealers. T. Rowe Price pays
cash for certain research    services received from external
sources. T. Rowe Price also allocates    brokerage for research
services which are available for cash. While receipt    of
research services from brokerage firms has not reduced T. Rowe
Price's    normal research activities, the expenses of T. Rowe
Price could be materially    increased if it attempted to
generate such additional information through its    own staff. To
the extent that research services of value are provided by brokers or dealers, T. Rowe Price may be relieved of expenses
which it might    otherwise bear.

   T. Rowe Price has a policy of not allocating brokerage
business in return for    products or services other than
brokerage or research services.  In    accordance with the
provisions of Section 28(e) of the Securities Exchange    Act of
1934, T. Rowe Price may from time to time receive services and products which serve both research and non-research functions.
In such    event, T. Rowe Price makes a good faith determination
of the anticipated    research and non-research use of the
product or service and allocates    brokerage only with respect
to the research component.

              Commissions to Brokers Who Furnish Research
Services

   Certain brokers and dealers who provide quality brokerage and
execution    services also furnish research services to T. Rowe
Price. With regard to the    payment of brokerage commissions, T.
Rowe Price has adopted a brokerage    allocation policy embodying
the concepts of Section 28(e) of the Securities    Exchange Act
of 1934, which permits an investment adviser to cause an account to pay commission rates in excess of those another broker or
dealer would    have charged for effecting the same transaction,
if the adviser determines in    good faith that the commission
paid is reasonable in relation to the value of    the brokerage
and research services provided. The determination may be viewed in terms of either the particular transaction involved or the
overall    responsibilities of the adviser with respect to the
accounts over which it    exercises investment discretion.
Accordingly, while T. Rowe Price cannot    readily determine the
extent to which commission rates or net prices charged    by
broker-dealers reflect the value of their research services, T.
Rowe Price    would expect to assess the reasonableness of
commissions in light of the    total brokerage and research
services provided by each particular broker. T.    Rowe Price may
receive research, as defined in Section 28(e), in connection with selling concessions and designations in fixed price
offerings in which    the Funds participate.

                         Internal Allocation Procedures

   T. Rowe Price has a policy of not precommitting a specific
amount of business    to any broker or dealer over any specific
time period. Historically, the    majority of brokerage placement
has been determined by the needs of a    specific transaction
such as market-making, availability of a buyer or seller    of a
particular security, or specialized execution skills. However, T.
Rowe    Price does have an internal brokerage allocation
procedure for that portion    of its discretionary client
brokerage business where special needs do not    exist, or where
the business may be allocated among several brokers or    dealers
which are able to meet the needs of the transaction.

      Each year, T. Rowe Price assesses the contribution of the
brokerage and    research services provided by brokers or
dealers, and attempts to allocate a    portion of its brokerage
business in response to these assessments. Research    analysts,
counselors, various investment committees, and the Trading Department each seek to evaluate the brokerage and research
services they    receive from brokers or dealers and make
judgments as to the level of    business which would recognize
such services. In addition, brokers or dealers    sometimes
suggest a level of business they would like to receive in return for the various brokerage and research services they provide.
Actual    brokerage received by any firm may be less than the
suggested allocations but    can, and often does, exceed the
suggestions, because the total business is    allocated on the
basis of all the considerations described above. In no case    is
a broker or dealer excluded from receiving business from T. Rowe
Price    because it has not been identified as providing research
services.

                                      Miscellaneous

   T. Rowe Price's brokerage allocation policy is consistently
applied to all    its fully discretionary accounts, which
represent a substantial majority of    all assets under
management. Research services furnished by brokers or    dealers
through which T. Rowe Price effects securities transactions may
be    used in servicing all accounts (including non-Fund
accounts) managed by T.    Rowe Price. Conversely, research
services received from brokers or dealers    which execute
transactions for the Fund are not necessarily used by T. Rowe Price exclusively in connection with the management of the Fund.
   From time to time, orders for clients may be placed through a
computerized    transaction network.

   The Fund does not allocate business to any broker-dealer on
the basis of its    sales of the Fund's shares. However, this
does not mean that broker-dealers    who purchase Fund shares for
their clients will not receive business from the    Fund.

   Some of T. Rowe Price's other clients have investment
objectives and programs    similar to those of the Fund. T. Rowe
Price may occasionally make    recommendations to other clients
which result in their purchasing or selling    securities
simultaneously with the Fund. As a result, the demand for securities being purchased or the supply of securities being sold
may    increase, and this could have an adverse effect on the
price of those    securities. It is T. Rowe Price's policy not to
favor one client over another    in making recommendations or in
placing orders. T. Rowe Price frequently    follows the practice
of grouping orders of various clients for execution    which
generally results in lower commission rates being attained. In
certain    cases, where the aggregate order is executed in a
series of transactions at    various prices on a given day, each
participating client's proportionate    share of such order
reflects the average price paid or received with respect    to
the total order. T. Rowe Price has established a general
investment policy    that it will ordinarily not make additional
purchases of a common stock of a    company for its clients
(including the T. Rowe Price Funds) if, as a result    of such
purchases, 10% or more of the outstanding common stock of such company would be held by its clients in the aggregate.

                            Trade Allocation Policies

   T. Rowe Price has developed written trade allocation
guidelines for its    Equity, Municipal, and Taxable Fixed Income
Trading Desks. Generally, when    the amount of securities
available in a public offering or the secondary    market is
insufficient to satisfy the volume or price requirements for the participating client portfolios, the guidelines require a
pro-rata allocation    based upon the amounts initially requested
by each portfolio manager. In    allocating trades made on
combined basis, the Trading Desks seek to achieve    the same net
unit price of the securities for each participating client. Because a pro-rata allocation may not always adequately
accommodate all facts    and circumstances, the guidelines
provide for exceptions to allocate trades    on an adjusted,
pro-rata basis. Examples of where adjustments may be made include: (i) reallocations to recognize the efforts of a
portfolio manager in    negotiating a transaction or a private
placement; (ii) reallocations to    eliminate deminimis
positions; (iii) priority for accounts with specialized investment policies and objectives; and (iv) reallocations in
light of a    participating portfolio's characteristics (e.g.,
industry or issuer    concentration, duration, and credit
exposure).

   To the extent possible, T. Rowe Price intends to recapture
solicitation fees    paid in connection with tender offers
through T. Rowe Price Investment    Services, Inc., the Fund's
distributor.  At the present time, T. Rowe Price    does not
recapture commissions or underwriting discounts or selling group concessions in connection with taxable securities acquired in
underwritten    offerings.  T. Rowe Price does, however, attempt
to negotiate elimination of    all or a portion of the
selling-group concession or underwriting discount    when
purchasing tax-exempt municipal securities on behalf of its
clients in    underwritten offerings.

                  Transactions With Related Brokers and Dealers

   As provided in the Investment Management Agreement between the
Fund and T.    Rowe Price, T. Rowe Price is responsible not only
for making decisions with    respect to the purchase and sale of
the Fund's portfolio securities, but also    for implementing
these decisions, including the negotiation of commissions    and
the allocation of portfolio brokerage and principal business. It
is    expected that T. Rowe Price may place orders for the Fund's
portfolio    transactions with broker-dealers through the same
trading desk T. Rowe Price    uses for portfolio transactions in
domestic securities. The trading desk    accesses brokers and
dealers in various markets in which the Fund's foreign securities
are located. These brokers and dealers    may include certain
affiliates of Robert Fleming Holdings Limited ("Robert    Fleming
Holdings") and Jardine Fleming Group Limited ("JFG"), persons indirectly related to T. Rowe Price. Robert Fleming Holdings,
through    Copthall Overseas Limited, a wholly owned subsidiary,
owns 25% of the common    stock of Rowe Price-Fleming
International, Inc. ("RPFI"), an investment    adviser registered
under the Investment Advisers Act of 1940. Fifty percent    of
the common stock of RPFI is owned by TRP Finance, Inc., a wholly
owned    subsidiary of T. Rowe Price, and the remaining 25% is
owned by Jardine    Fleming Holdings Limited, a subsidiary of
JFG. JFG is 50% owned by Robert    Fleming Holdings and 50% owned
by Jardine Matheson Holdings Limited. Orders    for the Fund's
portfolio transactions placed with affiliates of Robert
Fleming Holdings and JFG will result in commissions being
received by such    affiliates.

   The Board of Directors/Trustees of the Fund has authorized T.
Rowe Price to    utilize certain affiliates of Robert Fleming and
JFG in the capacity of    broker in connection with the execution
of the Fund's portfolio transactions.    Other affiliates of
Robert Fleming Holding and JFG also may be used. Although    it
does not believe that the Fund's use of these brokers would be
subject to    Section 17(e) of the Investment Company Act of
1940, the Board of    Directors/Trustees of the Fund has agreed
that the procedures set forth in    Rule 17e-1 under that Act
will be followed when using such brokers.

                                      Other

   For the years 1996, 1995, and 1994, the total brokerage
commissions paid by    each Fund, including the discounts
received by securities dealers in    connection with
underwritings, and the percentage of these commissions paid    to
firms which provided research, statistical, or other services to
T. Rowe    Price in connection with the management of each Fund,
or, in some cases, to    each Fund, was as shown below.

                                                1996
          1995                  1994
                Fund                     Commissions            %
   Commissions    %     Commissions-     %
                ----                     -----------            -
   -----------         -----------
     Balanced                            $ 292,325
13.0%                14.8%   $258,006       18.1 %
     Blue Chip Growth               748,661
34.6%   420,931      10.3%    219,539       11.9 %
     Capital Appreciation                             886,009
46.6%   1,922,697    32.4%    828,822       67.4 %
     Capital Opportunity                              764,518
38.7%   528,727      24.6%    7,857          7.2 %
     Dividend Growth                                  478,131
28.6%   373,298       9.6%    294,479       15.9 %
     Equity Income                                  6,912,071
59.2%   4,193,326    43.2%    4,511,187     48.4 %
     Growth & Income                                1,874,214
42.7%   1,431,194    44.7%    2,550,364     23.7 %
     Growth Stock                                   5,630,241
48.7%   4,769,565    42.6%    4,002,616     51.6 %
     Equity Index 500                                  37,146
0.0%   98,198        0.1%    21,198         3.27%
     Financial Services                                60,862
10.5%   (a)         (a)       (a)          (a)
     Health Sciences                                1,488,623
20.4%   (a)         (a)       (a)          (a)
     Media & Telecommunications                     1,659,735
15.0%   1,069,973    22.6%                  45.1 %
     Mid-Cap Equity Growth                             24,079
12.0%   (a)         (a)       (a)          (a)
     Mid-Cap Growth                                 3,149,050
27.9%   924,702      16.5%    349,991       30.8 %
     Mid-Cap Value                                     92,359
17.0%   (a)         (a)       (a)          (a)
     New America Growth                             1,344,080
31.6%   3,605,675    16.1%    1,646,550     23.7 %
     New Era                                        2,500,868
45.2%   1,259,196    42.7%    1,863,739     35.8 %
     New Horizons                                  15,900,960
6.5%   8,729,848     9.1%    5,246,463     10.0 %
     Small-Cap Stock                                1,044,665
5.5%   873,954       7.5%    584,525        4.6 %
     Science & Technology                           5,713,825
39.1%   4,766,171    18.5%    1,272,479     45.4 %
     Small-Cap Value                                1,289,012
31.8%   1,321,168    14.4%    512,452       26.28%
     Value                                            780,033
57.4%   270,119      32.3%    30,478        14.9 %

-----------------------------------------------------------------



 (a) Prior to commencement of operations.

   On December 31, 1996, the Balanced Fund held common stock of
J.P. Morgan,    with a value of $1,953,000. The Fund also held a
bond of Lehman Brothers    Holding, with a value of $1,615,000.
The Fund also held commercial paper of    Morgan Stanley Group,
with a value of $5,006,000. In 1996, J.P. Morgan,    Lehman
Brothers Holding, and the Morgan Stanley Group were among the
Fund's    regular brokers or dealers as defined in Rule 10b-1
under the Investment    Company Act of 1940.

   On December 31, 1996, the Capital Appreciation Fund held
commercial paper of    Morgan Stanley Group, with a value of
$10,003,000. In 1996, the Morgan    Stanley Group was among the
Fund's regular brokers or dealers as defined in    Rule 10b-1
under the Investment Company Act of 1940.

   On December 31, 1996, the Dividend Growth Fund held
medium-term notes of    Morgan Stanley Group, with a value of
$1,000,000. In 1996, the Morgan Stanley    Group was among the
Fund's regular brokers or dealers as defined in Rule    10b-1
under the Investment Company Act of 1940.

   On December 31, 1996, the Equity Income Fund held common stock
of the    following regular brokers or dealers of the Fund:
Bankers Trust, Chemical    Bank, and J.P. Morgan, respectively,
with a value of $41,331,000, $0, and    $82,981,000,
respectively. The Fund also held medium-term notes of GNAM and the Morgan Stanley Group, with a value of $7,002,000,
$19,979,000, and    $31,455,000, respectively. In 1996, Bankers
Trust, Chemical Bank, J.P.    Morgan, GMAC, and the Morgan
Stanley Group were among the Fund's regular    brokers or dealers
as defined in Rule 10b-1 under the Investment Company Act    of
1940.


   On December 31, 1996, the Equity Index 500 Fund held common
stock of the    following regular brokers or dealers of the Fund:
Bankers Trust New York,    Citicorp, Merrill Lynch, J.P. Morgan,
Chemical Bank, and Household    International, respectively, with
a value of $1,002,000, $6,837,000,    $1,896,000, $2,569,000, and
$1,262,000, respectively. In 1996, Bankers Trust    New York,
Citicorp, Merrill Lynch, J.P. Morgan, Chemical Bank, and
Household    International were among the Fund's regular brokers
or dealers as defined in    Rule 10b-1 under the Investment
Company Act of 1940.

   On December 31, 1996, the Growth & Income Fund held common
stock of the    following regular brokers or dealers of the Fund:
Bear Stearns and Household    International, respectively, with a
value of $16,336,000, and $30,504,000,    respectively. The Fund
also held medium-term notes of Morgan Stanley with a    value, of
$10,003,000. In 1996, Bear Stearns, Household International, and
 Morgan Stanley were among the Fund's regular brokers or dealers
as defined in    Rule 10b-1 under the Investment Company Act of
1940.

   On December 31, 1996, the Small-Cap Stock Fund held commercial
paper of    Morgan Stanley Group, with a value of $2,001,000. In
1996, the Morgan Stanley    Group was among the Fund's regular
brokers or dealers as defined in Rule    10b-1 under the
Investment Company Act of 1940.

   On December 31, 1996, the Small-Cap Value Fund held commercial
paper of    Morgan Stanley Group, with a value of $7,002,000. In
1996, the Morgan Stanley    Group was among the Fund's regular
brokers or dealers as defined in Rule    10b-1 under the
Investment Company Act of 1940.

   The portfolio turnover rate for each Fund for the years ended
1996, 1995, and    1994, was as follows:

           Fund                  1996           1995
1994
           ----                  ----           ----
----
Balanced                        22.3%            12.6%
33.3%
Blue Chip Growth                26.3%            38.1%
75.0%
Capital Appreciation            44.2%            47.0%
43.6%
Capital Opportunity            107.3%           136.9%
134.5%
Dividend Growth                 43.1%            56.1%
71.4%
Equity Income                   25.0%            21.4%
36.3%
Equity Index 500                 1.3%             1.3%
1.3%
Financial Services               5.6%(a)        (b)
(b)
Growth & Income                 13.5%            26.2%
25.6%
Growth Stock                    49.0%            42.5%
54.0%
Health Sciences                133.1%           (b)
(b)
Media & Telecommunications     102.9%           118.9%
133.9%
Mid-Cap Equity Growth           31.3%(a)        (b)
(b)
Mid-Cap Growth                  38.1%            57.5%
48.7%
Mid-Cap Value                    3.9%(a)        (b)
(b)
New America Growth              36.7%            56.2%
31.0%
New Era                         28.6%            22.7%
24.7%
New Horizons                    41.4%            55.9%
44.3%
Small-Cap Stock                 31.1%            57.8%
41.9%
Science & Technology           125.6%           130.3%
113.3%
Small-Cap Value                 15.2%            18.1%
21.4%
Value                           68.0%            89.7%
30.8%
-----------------------------------------------------------------



    (a) Annualized.
    (b) Prior to commencement of operations.

    All Funds

 PRICING OF SECURITIES
   Equity securities listed or regularly traded on a securities
exchange are    valued at the last quoted sales price at the time
the valuations are made. A    security which is listed or traded
on more than one exchange is valued at the    quotation on the
exchange determined to be the primary market for such
security. Listed securities not traded on a particular day and
securities    regularly traded in the over-the-counter market are
valued at the mean of the    latest bid and asked prices. Other
equity securities are valued at a price    within the limits of
the latest bid and asked prices deemed by the Board of Directors/Trustees, or by persons delegated by the Board, best to
reflect    fair value.

   Debt securities are generally traded in the over-the-counter
market and are    valued at a price deemed best to reflect fair
value as quoted by dealers who    make markets in these
securities or by an independent pricing service.    Short-term
debt securities are valued at their amortized cost in local currency which, when combined with accrued interest, approximates fair value.

   For the purposes of determining the Fund's net asset value per
share, the    U.S. dollar value of all assets and liabilities
initially expressed in    foreign currencies is determined by
using the mean of the bid and offer    prices of such currencies
against U.S. dollars quoted by a major bank.

   Assets and liabilities for which the above valuation
procedures are    inappropriate or are deemed not to reflect fair
value are stated at fair    value as determined in good faith by
or under the supervision of the officers    of the Fund, as
authorized by the Board of Directors/Trustees.

   All Funds

 NET ASSET VALUE PER SHARE
   The purchase and redemption price of the Fund's shares is
equal to the Fund's    net asset value per share or share price.
The Fund determines its net asset    value per share by
subtracting the Fund's liabilities (including accrued    expenses
and dividends payable) from its total assets (the market value of the securities the Fund holds plus cash and other assets,
including income    accrued but not yet received) and dividing
the result by the total number of    shares outstanding. The net
asset value per share of the Fund is normally    calculated as of
the close of trading on the New York Stock Exchange ("NYSE") every day the NYSE is open for trading. The NYSE is closed on the
following    days: New Year's Day, Dr. Martin Luther King, Jr.
Holiday, President's Day,    Good Friday, Memorial Day,
Independence Day, Labor Day, Thanksgiving Day, and    Christmas
Day.

   Determination of net asset value (and the offering, sale
redemption and    repurchase of shares) for the Fund may be
suspended at times (a) during which    the NYSE is closed, other
than customary weekend and holiday closings, or in the case of
the Japan Fund, either the NYSE or TSE is closed,    (b) during
which trading on the NYSE is restricted, (c) during which an emergency exists as a result of which disposal by the Fund of
securities    owned by it is not reasonably practicable or it is
not reasonably practicable    for the Fund fairly to determine
the value of its net assets, or (d) during    which a
governmental body having jurisdiction over the Fund may by order permit such a suspension for the protection of the Fund's
shareholders;    provided that applicable rules and regulations
of the Securities and Exchange    Commission (or any succeeding
governmental authority) shall govern as to    whether the
conditions prescribed in (b), (c), or (d) exist.

 DIVIDENDS AND DISTRIBUTIONS

   Unless you elect otherwise, the Fund's annual dividend and
capital gain    distribution, if any, and final quarterly
dividend (Balanced, Dividend    Growth, Equity Income, Equity
Index 500, Growth & Income, Mid-Cap Value, Real    Estate, and
Value Funds) will be reinvested on the reinvestment date using the NAV per share of that date. The reinvestment date normally
precedes the    payment date by about 10 days although the exact
timing is subject to change.

 TAX STATUS
   The Fund intends to qualify as a "regulated investment
company" under    Subchapter M of the Internal Revenue Code of
1986, as amended ("Code").

   A portion of the dividends paid by the Fund may be eligible
for the    dividends-received deduction for corporate
shareholders. For tax purposes, it    does not make any
difference whether dividends and capital gain distributions
are paid in cash or in additional shares. The Fund must declare
dividends by    December 31 of each year equal to at least 98% of
ordinary income (as of    December 31) and capital gains (as of
October 31) in order to avoid a federal    excise tax and
distribute within 12 months 100% of ordinary income and capital gains as of December 31 to avoid a federal income tax.

   At the time of your purchase, the Fund's net asset value may
reflect    undistributed capital gains or net unrealized
appreciation of securities held    by the Fund. A subsequent
distribution to you of such amounts, although    constituting a
return of your investment, would be taxable. For federal
income tax purposes, the Fund is permitted to carry forward its
net realized    capital losses, if any, for eight years and
realize net capital gains up to    the amount of such losses
without being required to pay taxes on, or    distribute, such
gains.

   If, in any taxable year, the Fund should not qualify as a
regulated    investment company under the code: (i) the Fund
would be taxed at normal    corporate rates on the entire amount
of its taxable income, if any, without    deduction for dividends
or other distributions to shareholders; and (ii) the    Fund's
distributions to the extent made out of the Fund's current or accumulated earnings and profits would be taxable to shareholders
as ordinary    dividends (regardless of whether they would
otherwise have been considered    capital gain dividends).

                        Taxation of Foreign Shareholders

   The Code provides that dividends from net income will be subject to U.S. tax. For shareholders who are not engaged in a business in the U.S., this tax would be imposed at the rate of 30% upon the gross amount of the dividends in the absence of a Tax Treaty providing for a reduced rate or exemption from U.S. taxation. Distributions of net long-term capital gains realized
by the    Fund are not subject to tax unless the foreign
shareholder is a nonresident    alien individual who was
physically present in the U.S. during the tax year    for more
than 182 days.


   All Funds, Except Equity Index 500, Extended Equity Market
Index, and Total    Equity Market Index Funds

   To the extent the Fund invests in foreign securities, the
following would    apply:

                      Passive Foreign Investment Companies

   The Fund may purchase the securities of certain foreign
investment funds or    trusts called passive foreign investment
companies. Capital gains on the sale    of such holdings will be
deemed to be ordinary income regardless of how long    the Fund
holds its investment. In addition to bearing their proportionate share of the fund's expenses (management fees and operating
expenses)    shareholders will also indirectly bear similar
expenses of such funds. In    addition, the Fund may be subject
to corporate income tax and an interest    charge on certain
dividends and capital gains earned from these investments, regardless of whether such income and gains were distributed to shareholders.

   In accordance with tax regulations, the Fund intends to treat
these    securities as sold on the last day of the Fund's fiscal
year and recognize    any gains for tax purposes at that time;
losses will not be recognized. Such    gains will be considered
ordinary income which the Fund will be required to    distribute
even though it has not sold the security and received cash to pay such distributions.

                        Foreign Currency Gains and Losses

   Foreign currency gains and losses, including the portion of
gain or loss on    the sale of debt securities attributable to
foreign exchange rate    fluctuations, are taxable as ordinary
income. If the net effect of these    transactions is a gain, the
ordinary income dividend paid by the Fund will be    increased.
If the result is a loss, the income dividend paid by the Fund
will    be decreased, or to the extent such dividend has already
been paid, it may be    classified as a return of capital.
Adjustments to reflect these gains and    losses will be made at
the end of the Fund's taxable year.

   All Funds


 INVESTMENT PERFORMANCE

                            Total Return Performance

   The Fund's calculation of total return performance includes
the reinvestment    of all capital gain distributions and income
dividends for the period or    periods indicated, without regard
to tax consequences to a shareholder in the    Fund. Total return
is calculated as the percentage change between the    beginning
value of a static account in the Fund and the ending value of
that    account measured by the then current net asset value,
including all shares    acquired through reinvestment of income
and capital gains dividends. The    results shown are historical
and should not be considered indicative of the    future
performance of the Fund. Each average annual compound rate of
return    is derived from the cumulative performance of the Fund
over the time period    specified. The annual compound rate of
return for the Fund over any other    period of time will vary
from the average.


                                           Cumulative Performance
Percentage Change
                                              1 Yr.     5 Yrs.
10 Yrs.    % Since Inception
                                              -----     ------
-------    -----------------         Inception Date
                                              Ended      Ended
 Ended          12/31/96             --------------
                                              -----      -----
 -----          --------
                                            12/31/96   12/31/96
12/31/96
                                            --------   --------
--------
                                 S & P 500     22.96%    103.05%
 314.28%
              Dow Jones Industrial Average     28.88     132.65
 366.13
     CPI                                        3.65      15.37
  43.98



                     28,585.93%          12      /31/39
                             Balanced Fund     14.57      71.09
 184.22
                     Blue Chip Growth Fund     27.75     N/A
 N/A           103.02                    06      /30/93
                 Capital Appreciation Fund     16.82      87.99
 251.25        281.11                    06      /30/86
                  Capital Opportunity Fund     16.76     N/A
 N/A            78.41                    11      /30/94


                      Dividend Growth Fund     25.36     N/A
 N/A           101.47                    12      /31/92
                        Equity Income Fund     20.40     119.97
 286.01        438.33                    10      /31/85
                     Equity Index 500 Fund     22.65      99.32
 N/A           158.34                    03      /30/90
                      Growth & Income Fund     25.64     113.97
 257.36        544.47                    12      /21/82
                         Growth Stock Fund     21.70      96.96
 247.90     16,900.01                    04      /11/50
        Media & Telecommunications Fund(a)      1.78     N/A
 N/A            31.71                    10      /13/93

                       Mid-Cap Growth Fund     24.84     N/A
 N/A           177.44                    06      /30/92
                   New America Growth Fund     20.01     106.90
 336.86        492.08                    09      /30/85
                              New Era Fund     24.25      85.78
 214.24      1,699.77                    01      /20/69
                         New Horizons Fund     17.03     146.18
 352.34      6,628.27              /03/60
                      Small-Cap Stock Fund     21.05     118.70
 219.48     23,328.87              /01/56
                 Science & Technology Fund     14.23     203.52
 N/A           516.07                    09      /30/87
                      Small-Cap Value Fund     24.61     136.78
 N/A           220.15                    06      /30/88
                                Value Fund     28.51     N/A
 N/A            85.29                    09      /30/94
                      Health Sciences Fund     26.75     N/A
 N/A            26.75              12      /29/95
                   Financial Services Fund    N/A        N/A
 N/A            13.40                    09      /30/96
                        Mid-Cap Value Fund    N/A        N/A
 N/A            16.30                    06      /28/96
                Mid-Cap Equity Growth Fund    N/A        N/A
 N/A            16.10                    07      /31/96

-----------------------------------------------------------------


 (a) Figures based on performance as a closed-end investment company traded on the New York Stock Exchange.


                                            Average Annual
Compound Rates of Return
                                              1 Yr.    5 Yrs.
Ended   10 Yrs. Ended     % Since
                                              -----
------------   -------------     -------          Inception Date
                                              Ended      12/31/96
     12/31/96       Inception         --------------
                                              -----      --------
     --------       ---------
                                            12/31/96
                    12/31/96
                                            --------
                    --------
                                 S & P 500     22.96%
15.22%         15.27%
              Dow Jones Industrial Average     28.88
18.40          16.64
     CPI                                        3.65
2.90           3.71


                             Balanced Fund     14.57
11.34          11.01       10.44%              12      /31/39
                     Blue Chip Growth Fund     27.75         N/A
         N/A          22.41               06      /30/93
                 Capital Appreciation Fund     16.82
13.46          13.39       13.59               06      /30/86
                  Capital Opportunity Fund     16.76         N/A
         N/A          32.01               11      /30/94


                      Dividend Growth Fund     25.36         N/A
         N/A          19.14               12      /31/92
                        Equity Income Fund     20.40    17.08
     14.46            16.27               10      /31/85
                     Equity Index 500 Fund     22.65
14.79         N/A          15.08               03      /30/90
                      Growth & Income Fund     25.64
16.43          13.58       14.21               12      /21/82
                         Growth Stock Fund     21.70
14.52          13.28       11.62               04      /11/50
        Media & Telecommunications Fund(a)      1.78         N/A
         N/A           8.94               10      /13/93

                       Mid-Cap Growth Fund     24.84         N/A
         N/A          25.44               06      /30/92
                   New America Growth Fund     20.01
15.65          15.89       17.12               09      /30/85
                              New Era Fund     24.25
13.19          12.13       10.90               01      /20/69
                         New Horizons Fund     17.03
19.74          16.29       12.19         /03/60
                      Small-Cap Stock Fund     21.05
16.94          12.32       14.39         /01/56
                 Science & Technology Fund     14.23
24.86         N/A          21.72               09      /30/87
                      Small-Cap Value Fund     24.61
18.81         N/A            4.67              06      /30/88
                                Value Fund     28.51         N/A
         N/A          31.52               09      /30/94
                      Health Sciences Fund     26.75         N/A
         N/A          26.75         12      /29/95
                   Financial Services Fund    N/A            N/A
         N/A            N/A               09      /30/96
                        Mid-Cap Value Fund    N/A            N/A
         N/A            N/A               06      /28/96
                Mid-Cap Equity Growth Fund    N/A            N/A
         N/A            N/A               07      /31/96

-----------------------------------------------------------------

  (a) Figures based on performance as a closed-end investment company traded on the New York Stock Exchange.

                         Outside Sources of Information

   From time to time, in reports and promotional literature: (1)
the Fund's    total return performance, ranking, or any other
measure of the Fund's    performance may be compared to any one
or combination of the following: (i) a    broad based index; (ii)
other groups of mutual funds, including T. Rowe Price    Funds,
tracked by independent research firms ranking entities, or
financial    publications; (iii) indices of stocks comparable to
those in which the Fund    invests; (2) the Consumer Price Index
(or any other measure for inflation,    government statistics,
such as GNP may be used to illustrate investment    attributes of
the Fund or the general economic, business, investment, or financial environment in which the Fund operates; (3) various
financial,    economic and market statistics developed by
brokers, dealers and other    persons may be used to illustrate
aspects of the Fund's performance; (4) the    effect of
tax-deferred compounding on the Fund's investment returns, or on returns in general in both qualified and non-qualified
retirement plans or    any other tax advantage product, may be
illustrated by graphs, charts, etc.;    and (5) the sectors or
industries in which the Find invests may be compared    to
relevant indices or surveys in order to evaluate the Fund's
historical    performance or current or potential value with
respect to the particular    industry or sector.


                               Other Publications

   From time to time, in newsletters and other publications
issued by T. Rowe    Price Investment Services, Inc., T. Rowe
Price mutual fund portfolio managers    may discuss economic,
financial and political developments in the U.S. and    abroad
and how these conditions have affected or may affect securities
prices    or the Fund; individual securities within the Fund's
portfolio; and their    philosophy regarding the selection of
individual stocks, including why    specific stocks have been
added, removed or excluded from the Fund's    portfolio.

                           Other Features and Benefits

   The Fund is a member of the T. Rowe Price Family of Funds and
may help    investors achieve various long-term investment goals,
which include, but are    not limited to, investing money for
retirement, saving for a down payment on    a home, or paying
college costs. To explain how the Fund could be used to    assist
investors in planning for these goals and to illustrate basic principles of investing, various worksheets and guides prepared
by T. Rowe    Price Associates, Inc. and/or T. Rowe Price
Investment Services, Inc. may be    made available.

                       No-Load Versus Load and 12b-1 Funds

   Unlike the T. Rowe Price funds, may mutual funds charge sales
fees to    investors or use fund assets to finance distribution
activities. These fees are in addition to the normal advisory fees and expenses charged by all mutual funds. There are several
types of fees charged which vary in magnitude    and which may
often be used in combination. A sales charge (or "load") can be charged at the time the fund is purchased (front-end load) or at
the time of    redemption (back-end load). Front-end loads are
charged on the total amount    invested. Back-end loads or
"redemption fees" are charged either on the amount originally invested or on the amount redeemed. 12b-1 plans allow for the payment of marketing and sales expenses from fund assets. These
expenses    are usually computed daily as a fixed percentage of
assets.

   The Fund is a no-load fund which imposes no sales charges or
12b-1 fees.    No-load funds are generally sold directly to the
public without the use of    commissioned sales representatives.
This means that 100% of your purchase is    invested for you.

                               Redemptions in Kind

   In the unlikely event a shareholder were to receive an in kind
redemption of    portfolio securities of the Fund, brokerage fees
could be incurred by the    shareholder in a subsequent sale of
such securities.

                     Issuance of Fund Shares for Securities

   Transactions involving issuance of Fund shares for securities
or assets other    than cash will be limited to (1) bona fide
reorganizations; (2) statutory    mergers; or (3) other
acquisitions of portfolio securities that: (a) meet the investment objective and policies of the Fund; (b) are acquired
for    investment and not for resale except in accordance with
applicable law; (c)    have a value that is readily ascertainable
via listing on or trading in a    recognized United States or
international exchange or market; and (d) are not    illiquid.

   Balanced Fund

   On August 31, 1992, the T. Rowe Price Balanced Fund acquired
substantially    all of the assets of the Axe-Houghton Fund B, a
series of Axe-Houghton Funds,    Inc. As a result of this
acquisition, the Securities & Exchange Commission    requires
that the historical performance information of the Balanced Fund
be    based on the performance of Fund B. Therefore, all
performance information of    the Balanced Fund prior to
September 1, 1992, reflects the performance of    Fund B and
investment managers other than T. Rowe Price. Performance information after August 31, 1992, reflects the combined assets
of the    Balanced Fund and Fund B.

   Media & Telecommunications Fund

   On July 28, 1997, the Fund converted its status from a
closed-end fund to an    open-end mutual fund. Prior to the
conversion the Fund was known as New Age    Media Fund, Inc.

   Small-Cap Stock Fund

   Effective May 1, 1997, the Fund's name was changed from the T.
Rowe Price OTC    Fund to the T. Rowe Price Small-Cap Stock Fund.

   All Funds, Except Capital Appreciation, Equity Income and New
America Growth Funds

 CAPITAL STOCK
   The Fund's Charter authorizes the Board of Directors to
classify and    reclassify any and all shares which are then
unissued, including unissued    shares of capital stock into any
number of classes or series, each class or    series consisting
of such number of shares and having such designations, such powers, preferences, rights, qualifications, limitations, and
restrictions,    as shall be determined by the Board subject to
the Investment Company Act and    other applicable law. The
shares of any such additional classes or series    might
therefore differ from the shares of the present class and series
of    capital stock and from each other as to preferences,
conversions or other    rights, voting powers, restrictions,
limitations as to dividends,    qualifications or terms or
conditions of redemption, subject to applicable    law, and might
thus be superior or inferior to the capital stock or to other classes or series in various characteristics. The Board of
Directors may    increase or decrease the aggregate number of
shares of stock or the number of    shares of stock of any class
or series that the Fund has authorized to issue    without
shareholder approval.

   Except to the extent that the Fund's Board of Directors might
provide by    resolution that holders of shares of a particular
class are entitled to vote    as a class on specified matters
presented for a vote of the holders of all shares entitled to
vote on such matters, there would be no right of class    vote
unless and to the extent that such a right might be construed to
exist    under Maryland law. The Charter contains no provision
entitling the holders    of the present class of capital stock to
a vote as a class on any matter.

   Accordingly, the preferences, rights, and other
characteristics attaching to    any class of shares, including
the present class of capital stock, might be    altered or
eliminated, or the class might be combined with another class or classes, by action approved by the vote of the holders of a
majority of all    the shares of all classes entitled to be voted
on the proposal, without any    additional right to vote as a
class by the holders of the capital stock or of    another
affected class or classes.

   Shareholders are entitled to one vote for each full share held
(and    fractional votes for fractional shares held) and will
vote in the election of    or removal of directors (to the extent
hereinafter provided) and on other    matters submitted to the
vote of shareholders. There will normally be no    meetings of
shareholders for the purpose of electing directors unless and until such time as less than a majority of the directors holding
office have    been elected by shareholders, at which time the
directors then in office will    call a shareholders' meeting for
the election of directors. Except as set    forth above, the
directors shall continue to hold office and may appoint
successor directors. Voting rights are not cumulative, so that
the holders of    more than 50% of the shares voting in the
election of directors can, if they    choose to do so, elect all
the directors of the Fund, in which event the    holders of the
remaining shares will be unable to elect any person as a director. As set forth in the By-Laws of the Fund, a special
meeting of    shareholders of the Fund shall be called by the
Secretary of the Fund on the    written request of shareholders
entitled to cast at least 10% of all the    votes of the Fund
entitled to be cast at such meeting. Shareholders    requesting
such a meeting must pay to the Fund the reasonably estimated
costs    of preparing and mailing the notice of the meeting. The
Fund, however, will    otherwise assist the shareholders seeking
to hold the special meeting in    communicating to the other
shareholders of the Fund to the extent required by    Section
16(c) of the Investment Company Act of 1940.

   Capital Appreciation, Equity Income, and New America Growth
Funds

 ORGANIZATION OF THE FUNDS
   For tax and business reasons, the Funds were organized as
Massachusetts    Business Trusts, and are registered with the
Securities and Exchange    Commission under the Investment
Company Act of 1940 as diversified, open-end    investment
companies, commonly known as "mutual funds."

   The Declaration of Trust permits the Board of Trustees to
issue an unlimited    number of full and fractional shares of a
single class. The Declaration of    Trust also provides that the
Board of Trustees may issue additional series or    classes of
shares. Each share represents an equal proportionate beneficial interest in the Fund. In the event of the liquidation of the
Fund, each share    is entitled to a pro-rata share of the net
assets of the Fund.

   Shareholders are entitled to one vote for each full share held
(and    fractional votes for fractional shares held) and will
vote in the election of    or removal of trustees (to the extent
hereinafter provided) and on other    matters submitted to the
vote of shareholders. There will normally be no    meetings of
shareholders for the purpose of electing trustees unless and until such time as less than a majority of the trustees holding
office have    been elected by shareholders, at which time the
trustees then in office will    call a shareholders' meeting for
the election of trustees. Pursuant to    Section 16(c) of the
Investment Company Act of 1940, holders of record of not    less
than two-thirds of the outstanding shares of the Fund may remove
a    trustee by a vote cast in person or by proxy at a meeting
called for that    purpose. Except as set forth above, the
trustees shall continue to hold    office and may appoint
successor trustees. Voting rights are not cumulative,    so that
the holders of more than 50% of the shares voting in the election
of    trustees can, if they choose to do so, elect all the
trustees of the Trust,    in which event the holders of the
remaining shares will be unable to elect    any person as a
trustee. No amendments may be made to the Declaration of    Trust
without the affirmative vote of a majority of the outstanding
shares of    the Trust.

   Shares have no preemptive or conversion rights; the right of
redemption and    the privilege of exchange are described in the
prospectus. Shares are fully    paid and nonassesable, except as
set forth below. The Trust may be terminated    (i) upon the sale
of its assets to another diversified, open-end management investment company, if approved by the vote of the holders of
two-thirds of    the outstanding shares of the Trust, or (ii)
upon liquidation and distribution of the assets of the Trust, if
approved by    the vote of the holders of a majority of the
outstanding shares of the Trust.    If not so terminated, the
Trust will continue indefinitely.

   Under Massachusetts law, shareholders could, under certain
circumstances, be    held personally liable for the obligations
of the Fund. However, the    Declaration of Trust disclaims
shareholder liability for acts or obligations    of the Fund and
requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by
the Fund or a    Trustee. The Declaration of Trust provides for
indemnification from Fund    property for all losses and expenses
of any shareholder held personally    liable for the obligations
of the Fund. Thus, the risk of a shareholder's    incurring
financial loss on account of shareholder liability is limited to circumstances in which the Fund itself would be unable to meet
its    obligations, a possibility which T. Rowe Price believes is
remote. Upon    payment of any liability incurred by the Fund,
the shareholders of the Fund    paying such liability will be
entitled to reimbursement from the general    assets of the Fund.
The Trustees intend to conduct the operations of the Fund    is
such a way so as to avoid, as far as possible, ultimate liability
of the    shareholders for liabilities of such Fund.

   All Funds

 FEDERAL REGISTRATION OF SHARES
   The Fund's shares are registered for sale under the Securities
Act of 1933.    Registration of the Fund's shares is not required
under any state law, but    the Fund is required to make certain
filings with and pay fees to the states    in order to sell its
shares in the states.

 LEGAL COUNSEL
   Shereff, Friedman, Hoffman, & Goodman LLP, whose address is
919 Third Avenue,
   New York, New York 10022, is legal counsel to the Fund.

 INDEPENDENT ACCOUNTANTS

   Extended Market Index and Total Equity Market Index Funds
     __________________ are independent accountants to the Fund.

   Blue Chip Growth, Diversified Small-Cap Growth, Dividend
Growth, Equity    Income, Growth & Income, Media &
Telecommunications, Mid-Cap Equity Growth,    Mid-Cap Growth,
Mid-Cap Value, New America Growth, New Era, and Real Estate
Funds

   Price Waterhouse LLP, Gateway International II, 1306 Concourse
Street, Suite    100, Linthicum, Maryland 21090-1020, are
independent accountants to the Fund.


   Balanced, Capital Appreciation, Capital Opportunity, Equity
Index 500 Fund,    Financial services, Growth Stock, New
Horizons, Science & Technology,    Small-Cap Stock, Small-Cap
Value, and Value Funds

   Coopers & Lybrand LLP, 250 West Pratt Street, 21st Floor,
Baltimore, Maryland    21201, are independent accountants to the
Fund.

   A Statement of Assets and Liabilities for the Diversified
Small-Cap Growth    and Real Estate Funds are attached to the end
of this Statement of Additional    Information.

   The financial statements of the Funds (except for Diversified
Small-Cap    Growth and Real Estate Funds) for the year ended
December 31, 1996, and the    report of independent accountants
are included in the Fund's Annual Report    for the year ended
December 31, 1996. A copy of the Annual Report accompanies
this Statement of Additional Information. The financial
statements for the    period ending June 30, 1997, are included
in the Fund's unaudited semiannual    report. A copy of the
semiannual report accompanies this Statement of    Additional
Information. The following financial statements and the report of independent accountants appearing in the Annual Report for the
year ended December 31,    1996, and the semiannual report for
the period ending June 30, 1997, are    incorporated into this
Statement of Additional Information by reference:


                             ANNUAL REPORT REFERENCES:
                                    CAPITAL       EQUITY  EQUITY
  GROWTH &
                                    APPRECIATION  INCOME  INDEX
500         -
                                    ------------  ------
---------  INCOME

  ------
     Report of Independent
     Accountants                         25         25       32
      23
     Statement of Net Assets,
     December 31, 1996                 12-19       9-18     12-26
     9-17
     Statement of Operations, year
     ended December 31, 1996             20         19       27
      18
     Statement of Changes in Net
     Assets, years ended
     December 31, 1996 and
     December 31, 1995                   21         20       28
      19
     Notes to Financial
     Statements, December 31, 1996     22-24      21-24     29-31
    20-22
     Financial Highlights                11         8        11
      8



                                       GROWTH   NEW
SMALL-CAP
                                       STOCK    AMERICA   NEW ERA
STOCK
                                       -----    GROWTH    -------
-----
                                                ------
     Report of Independent
     Accountants                         25        20       21
     25
     Statement of Net Assets,
     December 31, 1996                  11-19    11-14     11-15
   10-19
     Statement of Operations, year
     ended December 31, 1996             20        15       16
     20
     Statement of Changes in Net
     Assets, years ended
     December 31, 1996 and December
     31, 1995                            21        16       17
     21
     Notes to Financial Statements,
     December 31, 1996                  22-24    17-19     18-20
   22-24
     Financial Highlights                10        10       10
     9



                                                 MEDIA &
MID-CAP   BLUE CHIP
                                       BALANCED
TELECOMMUNIGROWTHS   GROWTH
                                       --------
---------   ------
     Report of Independent
     Accountants                          41        15         21
      25
     Statement of Net Assets,
     December 31, 1996                  11-34      8-10
11-15      12-19
     Statement of Operations, year
     ended December 31, 1996              35        11         16
      20
     Statement of Changes in Net
     Assets, years ended
     December 31, 1996 and December
     31, 1995                             36        12         17
      21
     Notes to Financial Statements,
     December 31, 1996                  37-40      13-14
18-20      22-24
     Financial Highlights                 10         7         10
      11

                                    DIVIDEND   VALUE  CAPITAL
SCIENCE &
                                    GROWTH     -----  OPPORTUNITY
TECHNOLOGY
                                    ------            -----------
----------
     Report of Independent
     Accountants                       24       21        20
     21
     Statement of Net Assets,
     December 31, 1996                10-17    9-15      10-14
   12-15
     Statement of Operations, year
     ended December 31, 1996           18       16        15
     16
     Statement of Changes in Net
     Assets, years ended
     December 31, 1996 and
     December 31, 1995                 19       17        16
     17
     Notes to Financial
     Statements, December 31, 1996    20-23    18-20     17-19
   18-20
     Financial Highlights               9        8         9
     11



                                     NEW       SMALL-CAP
                                     HORIZONS  VALUE
                                     --------  -----
     Report of Independent
     Accountants                        29         27
     Portfolio of Investments,
     December 31, 1996                11-22      10-20
     Statement of Assets and
     Liabilities, December 31, 1996     23         21
     Statement of Operations, year
     ended December 31, 1996            24         22
     Statement of Changes in Net
     Assets, years ended
     December 31, 1996 and December
     31, 1995                           25         23
     Notes to Financial Statements,
     December 31, 1996                26-28      24-26
     Financial Highlights               10         9



FINANCIAL SERVICES
------------------
Report of Independent Accountants 19
Statement of Net Assets, December 31, 1996 12-13
Statement of Operations, September 30, 1996 (Commencement
 of Operations) to December 31, 1996 14
Statement of Changes in Net Assets, September 30, 1996
 (Commencement of Operations) to December 31, 1996 15
Notes to Financial Statements, December 31, 1996 16-18
Financial Highlights               9

HEALTH SCIENCES
---------------
Report of Independent Accountants 25
Statement of Net Assets, December 31, 1996 13-19
Statement of Operations, December 31, 1995 (Commencement
 of Operations) to December 31, 1996 20
Statement of Changes in Net Assets, December 31, 1995
 (Commencement of Operations) to December 31, 1996 21
Notes to Financial Statements, December 31, 1996 22-24
Financial Highlights              12

MID-CAP VALUE
-------------
Report of Independent Accountants  22
Statement of Net Assets, December 31, 1996 10-16
Statement of Operations, June 28, 1996 (Commencement
 of Operations) to December 31, 1996 17
Statement of Changes in Net Assets, June 28, 1996
 (Commencement of Operations) to December 31, 1996 18
Notes to Financial Statements, December 31, 1996 19-21
Financial Highlights               9

MID-CAP EQUITY GROWTH
---------------------
Report of Independent Accountants  12
Statement of Net Assets, December 31, 1996 5-7
Statement of Operations, July 31, 1996 (Commencement
 of Operations) to December 31, 1996 8
Statement of Changes in Net Assets, July 31, 1996
 (Commencement of Operations) to December 31, 1996 9
Notes to Financial Statements, December 31, 1996 10-11
Financial Highlights              4


                      UNAUDITED SEMIANNUAL REPORT REFERENCES:
                                    CAPITAL       EQUITY  EQUITY
  GROWTH &
                                    APPRECIATION  INCOME  INDEX
500         -
                                    ------------  ------
---------  INCOME

  ------
     Statement of Net Assets, June
     30, 1997                          10-17       7-16     10-25
     8-16
     Statement of Operations, 6
     months ended
     June 30, 1997                       19         17       25
      17
     Statement of Changes in Net
     Assets, 6 months ended June
     30, 1997, and year ended
     December 31, 1996                   19         18       26
      18
     Notes to Financial
     Statements, June 30, 1997         20-23      19-21     27-29
    19-21
     Financial Highlights                9          6         9
      7




                                       GROWTH   NEW
SMALL-CAP
                                       STOCK    AMERICA   NEW ERA
STOCK
                                       -----    GROWTH    -------
-----
                                                ------
     Statement of Net Assets, June
     30, 1997                           10-18    10-14     10-15
   10-19
     Statement of Operations, 6
     months ended
     June 30, 1997                       19        15       16
     20
     Statement of Changes in Net
     Assets, 6 months ended June 30,
     1997, and year ended December
     31, 1996                            20        16       17
     21
     Notes to Financial Statements,
     June 30, 1997                      21-23    17-19     18-20
   22-24
     Financial Highlights                 9        9         9
     9

                                                 MEDIA &
MID-CAP   BLUE CHIP
                                       BALANCED
TELECOMMUNIGROWTHS   GROWTH
                                       --------
---------   ------
     Statement of Net Assets, June
     30, 1997                           10-37      12-15
9-14      10-18
     Statement of Operations, 6
     months ended
     June 30, 1997                        38        16         15
      19
     Statement of Changes in Net
     Assets, 6 months ended June 30,
     1997, and year ended December
     31, 1996                             39        17         16
      20
     Notes to Financial Statements,
     June 30, 1997                      40-42      18-20
17-19      21-22
     Financial Highlights                 9         11         8
       9



                                    DIVIDEND   VALUE  CAPITAL
SCIENCE &
                                    GROWTH     -----  OPPORTUNITY
TECHNOLOGY
                                    ------            -----------
----------
     Statement of Net Assets, June
     30, 1997                         8-15     8-14      9-13
   13-16
     Statement of Operations, 6
     months ended
     June 30, 1997                     16       15        14
     17
     Statement of Changes in Net
     Assets, 6 months ended June
     30, 1997, and year ended
     December
     31, 1996                          17       16        15
     18
     Notes to Financial
     Statements, June 30, 1997        18-20    17-19     16-18
   19-21
     Financial Highlights               7        7         8
     12



                                     NEW       SMALL-CAP
                                     HORIZONS  VALUE
                                     --------  -----
     Portfolio of Investments, June
     30, 1997                         11-24       8-18
     Statement of Assets and
     Liabilities, June 30, 1997         25         19
     Statement of Operations, 6
     months ended
     June 30, 1997                      26         20
     Statement of Changes in Net
     Assets, 6 months ended June
     30, 1997, and year ended
     December 31, 1996                  27         21
     Notes to Financial Statements,
     June 30, 1997                    28-30      22-24
     Financial Highlights               10         7



                                                    FINANCIAL
                                                    SERVICES
                                                    --------
     Statement of Net Assets, June 30, 1997            10-13
     Statement of Operations, 6 months ended
     June 30, 1997                                      14
     Statement of Changes in Net Assets, 6 months
     ended June 30, 1997, and September 30,
     1996-December 31, 1996                             15
     Notes to Financial Statements, June 30, 1997      16-18
     Financial Highlights                                9

                                                    HEALTH
                                                    SCIENCES
                                                    --------
     Statement of Net Assets, June 30, 1997           12-19
     Statement of Operations, 6 months ended
     June 30, 1997                                      20
     Statement of Changes in Net Assets, 6 months
     ended June 30, 1997, and December 31,
     1995-December 31, 1996                             21
     Notes to Financial Statements, June 30, 1997     22-24
     Financial Highlights                               11



                                                    MID-CAP
                                                    VALUE
                                                    -----
     Statement of Net Assets, June 30, 1997           11-18
     Statement of Operations, 6 months ended
     June 30, 1997                                      19
     Statement of Changes in Net Assets, 6 months
     ended June 30, 1997, and June 28,
     1996-December 31, 1996                             20
     Notes to Financial Statements, June 30, 1997     21-23
     Financial Highlights                               10



                                                    MID-CAP
                                                    EQUITY
                                                    GROWTH
                                                    ------
     Statement of Net Assets, June 30, 1997            5-7
     Statement of Operations, 6 months ended
     June 30, 1997                                      8
     Statement of Changes in Net Assets, 6 months
     ended June 30, 1997, and July 31,
     1996-December 31, 1996                             9
     Notes to Financial Statements, June 30, 1997     10-11
     Financial Highlights                               4

   T. ROWE PRICE DIVERSIFIED SMALL-CAP GROWTH FUND, INC.
STATEMENT OF ASSETS AND
   LIABILITIES JUNE 23, 1997



     Assets
       Receivable for Fund shares sold                 $100,000
       Deferred organizational expenses                48,745
          Total assets                          148,745

     Liabilities
       Amount due Manager                              46,395
       Accrued expenses                                2,350
          Total liabilities                      48,745

       Net Assets-offering and redemption
               price of $10.00 per share; 1,000,000,000 shares of
$0.0001 par
value capitalstock authorized, 10,000 shares outstanding $100,000
                                                         ========



                   NOTE TO STATEMENT OF ASSETS AND LIABILITIES

   T. Rowe Price Diversified Small-Cap Growth Fund, Inc. (the
"Corporation") was    organized on April 22, 1997, as a Maryland
corporation and is registered    under the Investment Company Act
of 1940 as a diversified, open-end    management investment
company. The Corporation has had no operations other    than
those matters related to organization and registration as an
investment    company, the registration of shares for sale under
the Securities Act of    1933, and the sale of 10,000 shares of
the T. Rowe Price Diversified    Small-Cap Growth Fund at $10.00
per share on June 23, 1997, to T. Rowe Price    Associates, Inc.,
via share exchange from a T. Rowe Price money-market mutual
fund. The exchange was settled in the ordinary course of business
on June 24,    1997 with the transfer of $100,000 cash. The
Corporation has entered into an    investment management
agreement with T. Rowe Price Associates, Inc. (the    "Manager")
which is described in the Statement of Additional Information under the heading "Investment Management Services."

   Organizational expenses for the Corporation in the amount of
$48,745 have    been accrued at June 23, 1997, and will be
amortized on a straight-line basis    over a period not to exceed
sixty months. The Manager has agreed to advance    certain
organizational expenses incurred by the Corporation and will be reimbursed for such expenses approximately six months after the
commencement    of the Corporation's operations.

   The Manager has also agreed that in the event any of its
initial shares are    redeemed during the 60-month amortization
period of the deferred    organizational expenses, proceeds from
a redemption of the shares    representing the initial capital
will be reduced by a pro-rata portion of any    unamortized
organizational expenses.

                         REPORT OF INDEPENDENT ACCOUNTANTS

   To the Board of Directors and Shareholders of T. Rowe Price
Diversified    Small-Cap Growth Fund, Inc.

   In our opinion, the accompanying statement of assets and
liabilities presents    fairly, in all material respects, the
financial position of the T. Rowe Price    Diversified Small-Cap
Growth Fund, Inc., hereafter referred to as the "Fund",    at
June 24, 1997, in accordance with generally accepted accounting principles. This financial statement is the responsibility of the
Fund's    management; our responsibility is to express an opinion
on this financial    statement based on our audit. We conducted
our audit of this financial    statement in accordance with
generally accepted auditing standards which    require that we
plan and perform the audit to obtain reasonable assurance
about whether the financial statement is free of material
misstatement. An    audit includes examining, on a test basis,
evidence supporting the amounts    and disclosures in the
financial statement, assessing the accounting    principles used
and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our
audit    provides a reasonable basis for our opinion expressed
above.

   /s/Price Waterhouse LLP
 PRICE WATERHOUSE LLP Baltimore, Maryland
 June 24, 1997

   T. ROWE PRICE REAL ESTATE FUND, INC. STATEMENT OF ASSETS AND
LIABILITIES
   OCTOBER 27, 1997



     Assets
       Cash                                            $100,000
       Deferred organizational expenses                46,920
          Total assets                          146,920

     Liabilities
       Amount due Manager                              44,620
       Accrued expenses                                2,300
          Total liabilities                      46,920

       Net Assets-offering and redemption
               price of $10.00 per share; 1,000,000,000 shares of
$0.0001 par
value capitalstock authorized, 10,000 shares outstanding $100,000
                                                         ========



                   NOTE TO STATEMENT OF ASSETS AND LIABILITIES

   T. Rowe Price Real Estate Fund, Inc. (the "Corporation") was
organized on    September 18, 1997, as a Maryland corporation and
is registered under the    Investment Company Act of 1940 as a
diversified, open-end management    investment company. The
Corporation has had no operations other than those    matters
related to organization and registration as an investment
company,    the registration of shares for sale under the
Securities Act of 1933, and the    sale of 10,000 shares of the
T. Rowe Price Real Estate Fund at $10.00 per    share on October
24, 1997, to T. Rowe Price Associates, Inc., via share
exchange from a T. Rowe Price money market mutual fund. The
exchange was    settled in the ordinary course of business on
October 27, 1997 with the    transfer of $100,000 cash. The
Corporation has entered into an investment    management
agreement with T. Rowe Price Associates, Inc. (the "Manager") which is described in the Statement of Additional Information
under the    heading "Investment Management Services."
Organizational expenses for the Corporation in the amount of
$46,920 have    been accrued at October 27, 1997, and will be
amortized on a straight-line    basis over a period not to exceed
sixty months. The Manager has agreed to    advance certain
organizational expenses incurred by the Corporation and will be reimbursed for such expenses approximately six months after
the    commencement of the Corporation's operations.      The
Manager has also agreed that in the event any of its initial
shares are    redeemed during the 60-month amortization period of
the deferred    organizational expenses, proceeds from a
redemption of the shares    representing the initial capital will
be reduced by a pro-rata portion of any    unamortized
organizational expenses.

                         REPORT OF INDEPENDENT ACCOUNTANTS

   To the Board of Directors and Shareholders of T. Rowe Price
Real Estate Fund,    Inc.

   In our opinion, the accompanying statement of assets and
liabilities presents    fairly, in all material respects, the
financial position of the T. Rowe Price    Real Estate Fund,
Inc., hereafter referred to as the "Fund," at October 27,
1997, in accordance with generally accepted accounting
principles. This    financial statement is the responsibility of
the Fund's management; our    responsibility is to express an
opinion on this financial statement based on    our audit. We
conducted our audit of this financial statement in accordance with generally accepted auditing standards which require that we
plan and    perform the audit to obtain reasonable assurance
about whether the financial    statement is free of material
misstatement. An audit includes examining, on a    test basis,
evidence supporting the amounts and disclosures in the financial statement, assessing the accounting principles used and
significant estimates    made by management, and evaluating the
overall financial statement    presentation. We believe that our
audit provides a reasonable basis for our    opinion expressed
above.

   /s/Price Waterhouse LLP
PRICE WATERHOUSE LLP Baltimore, Maryland
October 27, 1997

 RATINGS OF CORPORATE DEBT SECURITIES

                   Moody's Investors Services, Inc. (Moody's)

   Aaa-Bonds rated Aaa are judged to be of the best quality. They
carry the    smallest degree of investment risk and are generally
referred to as "gilt    edge."

   Aa-Bonds rated Aa are judged to be of high quality by all
standards. Together    with the Aaa group they comprise what are
generally know as high grade bonds.

   A-Bonds rated A possess many favorable investment attributes
and are to be    considered as upper medium grade obligations.

   Baa-Bonds rated Baa are considered as medium grade
obligations, i.e., they    are neither highly protected nor
poorly secured. Interest payments and    principal security
appear adequate for the present but certain protective
elements may be lacking or may be characteristically unreliable
over any    great length of time. Such bonds lack outstanding
investment characteristics    and in fact have speculative
characteristics as well.

   Ba-Bonds rated Ba are judged to have speculative elements:
their futures    cannot be considered as well assured. Often the
protection of interest and    principal payments may be very
moderate and thereby not well safeguarded    during both good and
bad times over the future. Uncertainty of position characterize bonds in this class.

   B-Bonds rated B generally lack the characteristics of a
desirable investment.    Assurance of interest and principal
payments or of maintenance of other terms    of the contract over
any long period of time may be small.

   Caa-Bonds rated Caa are of poor standing. Such issues may be
in default or    there may be present elements of danger with
respect to principal or    interest.

   Ca-Bonds rated Ca represent obligations which are speculative
in a high    degree. Such issues are often in default or have
other marked short-comings.

   C-Bonds rated C represent the lowest-rated, and have extremely
poor prospects    of attaining investment standing.

                       Standard & Poor's Corporation (S&P)

   AAA-This is the highest rating assigned by Standard & Poor's
to a debt    obligation and indicates an extremely strong
capacity to pay principal and    interest.

   AA-Bonds rated AA also qualify as high-quality debt
obligations. Capacity to    pay principal and interest is very
strong.

   A-Bonds rated A have a strong capacity to pay principal and
interest,    although they are somewhat more susceptible to the
adverse effects of changes    in circumstances and economic
conditions.

   BBB-Bonds rated BBB are regarded as having an adequate
capacity to pay    principal and interest. Whereas they normally
exhibit adequate protection    parameters, adverse economic
conditions or changing circumstances are more    likely to lead
to a weakened capacity to pay principal and interest for bonds in this category than for bonds in the A category.

   BB, B, CCC, CC-Bonds rated BB, B, CCC, and CC are regarded on
balance, as    predominantly speculative with respect to the
issuer's capacity to pay    interest and repay principal. BB
indicates the lowest degree of speculation    and CC the highest
degree of speculation. While such bonds will likely have    some
quality and protective characteristics, these are outweighed by
large    uncertainties or major risk exposures to adverse
conditions.

   D-In default.

                          Fitch Investors Service, Inc.

   AAA-High grade, broadly marketable, suitable for investment by
trustees and    fiduciary institutions, and liable to but slight
market fluctuation other    than through changes in the money
rate. The prime feature of a "AAA" bond is    the showing of
earnings several times or many times interest requirements for such stability of applicable interest that safety is beyond
reasonable    question whenever changes occur in conditions.
Other features may enter, such    as wide margin of protection
through collateral, security or direct lien on    specific
property. Sinking funds or voluntary reduction of debt by call or purchase or often factors, while guarantee or assumption by
parties other    than the original debtor may influence their
rating.      AA-Of safety virtually beyond question and readily
salable. Their merits are    not greatly unlike those of "AAA"
class but a bond so rated may be junior    though of strong lien,
or the margin of safety is less strikingly broad. The    issue
may be the obligation of a small company, strongly secured, but influenced as to rating by the lesser financial power of the
enterprise and    more local type of market.

PAGE 11
                                  PART C
                             OTHER INFORMATION

Item 24. Financial Statements and Exhibits.

    T. Rowe Price Equity Index 500 Fund

(a) Financial Statements.       Condensed Financial Information
    (Financial Highlights table) is included in Part A of the Registration Statement.

    Statement of Net Assets, Statement of Operations, Statement of Changes in Net Assets are included in the Annual Report to Shareholders, the pertinent portions of which are incorporated by reference in Part B of the Registration
    Statement.

    T. Rowe Price Extended Equity Market Index and T. Rowe Price
    Total Equity Market Index Fund

    Financial Statements.

    Inapplicable

(b) Exhibits.

    (1)     Articles of Incorporation of Registrant, dated
            December 19, 1989 (electronically filed with
            Amendment No. 9 dated April 22, 1997)

    (1)(a) Amended Articles of Incorporation of Registrant, dated February 20, 1990 (electronically filed with
            Amendment No. 8 dated February 28, 1994)

    (1)(b)  Articles of Amendment dated May 1, 1991
            (electronically filed with Amendment No. 9 dated
            April 22, 1997)

    (1)(c)  Articles Supplementary, for T. Rowe Price Extended
            Equity Market Index Fund and T. Rowe Price Total
            Equity Market Index Fund dated December 3, 1997

    (1)(d) Articles of Amendment dated January 30, 1997 (to be filed by Amendment)

    (2)     By-Laws of Registrant, amended to May 1, 1991
            (electronically filed with Amendment No. 8 dated
            February 28, 1994)

    (3)     Inapplicable

    (4)     Inapplicable

    (5)(a)  Investment Management Agreement between the
            Registrant on behalf of Registrant and T. Rowe Price
            Associates, Inc., dated May 1, 1991 (electronically filed with Amendment No. 8 dated February 28, 1994)

    (5)(b)  Form of Investment Management Agreement between the
            Registrant on behalf of T. Rowe Price Extended
            Equity Market Index Fund and T. Rowe Price
            Associates, Inc.

    (5)(c)  Form of Investment Management Agreement between the
            Registrant on behalf of T. Rowe Price Total Equity
            Market Index Fund and T. Rowe Price Associates,
            Inc.

    (6)     Underwriting Agreement between the Registrant and
            T. Rowe Price Investment Services, Inc., dated
            February 21, 1990 (electronically filed with
            Amendment No. 8 dated February 28, 1994)

    (7)     Inapplicable

    (8) Custodian Agreement between T. Rowe Price Funds and State Street Bank and Trust Company, dated September 28, 1987, as amended to June 24, 1988, October 19, 1988, February 22, 1989, July 19, 1989, September 15, 1989, December 15, 1989, December 20, 1989,
            January 25, 1990, February 21, 1990, June 12, 1990,
            July 18, 1990, October 15, 1990, February 13, 1991,
            March 6, 1991, September 12, 1991, November 6, 1991, April 23, 1992, September 2, 1992, November 3, 1992, December 16, 1992, December 21, 1992, January 28, 1993, April 22, 1993, September 16, 1993, November 3, 1993, March 1, 1994, April 21, 1994, July 27,
            1994, September 21, 1994, November 1, 1994, November 2, 1994, January 25, 1995, September 20, 1995,
            November 1, 1995, December 11, 1995, April 24, 1996,
            August 2, 1996, November 12, 1996, February 4, 1997, April 24, 1997, July 23, 1997, and October 24, 1997
            (to be filed by Amendment)

    (9)(a)  Transfer Agency and Service Agreement between
            T. Rowe Price Services, Inc. and T. Rowe Price
            Funds, dated January 1, 1997, as amended February 4,
            1997, April 24, 1997, July 23, 1997, and October 24,
            1997 (to be filed by Amendment)

    (9)(b)  Agreement between T. Rowe Price Associates, Inc. and
            T. Rowe Price Funds for Fund Accounting Services, dated January 1, 1997, as amended February 4, 1997, April 24, 1997, July 23, 1997, and October 24, 1997
            (to be filed by Amendment)
PAGE 13

    (9)(c) Agreement between T. Rowe Price Retirement Plan Services, Inc. and the Taxable Funds, dated January 1, 1997, as amended April 24, 1997, July 23, 1997, and October 24, 1997 (to be filed by Amendment)

    (10)    Inapplicable

    (11)    Consent of Independent Accountants

    (12)    Inapplicable

    (13)    Inapplicable

    (14)    Inapplicable

    (15)    Inapplicable

    (16) The Registrant hereby incorporates by reference the methodology used in calculating the performance information included in Post-Effective Amendment No. 45 and Amendment No. 9 of the T. Rowe Price New Era Fund, Inc. (SEC. File Nos. 2-29866 and 811-1710)
            dated March 2, 1988.

    (17) Financial Data Schedule for T. Rowe Price Equity Index Fund as of June 30, 1997. Financial Data Schedules for T. Rowe Price Extended Equity Market Index and T. Rowe Price Total Equity Market Index Funds as of November 14, 1997.

    (18)    Inapplicable

    (19)    Other Exhibits:

            (a)  Power of Attorney for T. Rowe Price Index
                 Trust, Inc.

            (b)  Certificate of Vice President.

Item 25. Persons Controlled by or Under Common Control With
         Registrant.

         None.

Item 26. Number of Holders of Securities

    As of December 2, 1997, there were 40,126 shareholders in the T. Rowe Price Equity Index Fund.

    As of December 11, 1997, there were zero shareholders in the
T. Rowe Price Extended Equity Market Index Fund.

PAGE 14
    As of December 11, 1997, there were zero shareholders in the
T. Rowe Price Total Equity Market Index Fund.

Item 27. Indemnification

   The Registrant maintains comprehensive Errors and Omissions and Officers and Directors insurance policies written by the Evanston Insurance Company, The Chubb Group, and ICI Mutual. These policies provide coverage for the named insureds, which include T. Rowe Price Associates, Inc. ("Manager"), Rowe Price-Fleming International, Inc. ("Price-Fleming"), T. Rowe Price Investment Services, Inc., T. Rowe Price Services, Inc., T. Rowe Price Trust Company, T. Rowe Price Stable Asset Management, Inc., RPF International Bond Fund, and fifty investment companies, namely, T. Rowe Price Growth Stock Fund, Inc., T. Rowe Price New Horizons Fund, Inc., T. Rowe Price New Era Fund, Inc. T. Rowe Price New Income Fund, T. Rowe Price Prime Reserve Fund, Inc.,
T. Rowe Price Tax-Free Income Fund, Inc., T. Rowe Price Tax-Exempt Money Fund, Inc., T. Rowe Price International Funds, Inc.,
T. Rowe Price Growth & Income Fund, Inc., T. Rowe Price Tax-Free Short-Intermediate Fund, Inc., T. Rowe Price Short-Term Bond Fund, Inc., T. Rowe Price High Yield Fund, Inc., T. Rowe Price Tax-Free High Yield Fund, Inc., T. Rowe Price New America Growth Fund, T. Rowe Price Equity Income Fund, T. Rowe Price GNMA Fund,
T. Rowe Price Capital Appreciation Fund, T. Rowe Price State Tax-Free Income Trust, T. Rowe Price California Tax-Free Income Trust, T. Rowe Price Science & Technology Fund, Inc., T. Rowe Price Small-Cap Value Fund, Inc., Institutional International Funds, Inc., T. Rowe Price U.S. Treasury Funds, Inc., T. Rowe Price Spectrum Fund, Inc., T. Rowe Price Balanced Fund, Inc.,
T. Rowe Price Short-Term U.S. Government Fund, Inc., T. Rowe Price Mid-Cap Growth Fund, Inc., T. Rowe Price Small-Cap Stock Fund, Inc., T. Rowe Price Tax-Free Insured Intermediate Bond Fund, Inc., T. Rowe Price Dividend Growth Fund, Inc., T. Rowe Price Blue Chip Growth Fund, Inc., T. Rowe Price Summit Funds, Inc., T. Rowe Price Summit Municipal Funds, Inc., T. Rowe Price Equity Series, Inc., T. Rowe Price International Series, Inc.,
T. Rowe Price Fixed Income Series, Inc., T. Rowe Price Personal Strategy Funds, Inc., T. Rowe Price Value Fund, Inc., T. Rowe Price Capital Opportunity Fund, Inc., T. Rowe Price Corporate Income Fund, Inc., T. Rowe Price Health Sciences Fund, Inc.,
T. Rowe Price Mid-Cap Value Fund, Inc., Institutional Equity Funds, Inc., T. Rowe Price Financial Services Fund, Inc., T. Rowe Price Diversified Small-Cap Growth Fund, Inc., T. Rowe Price Tax-Efficient Balanced Fund, Inc., T. Rowe Price Media & Telecommunications Fund, Inc., Reserve Investment Funds, Inc., and T. Rowe Price Real Estate Fund, Inc. The Registrant and the fifty investment companies listed above with the exception of Institutional International Funds, Inc., will be collectively referred to as the Price Funds. The investment manager for the Price Funds, excluding T. Rowe Price International Funds, Inc. and T. Rowe Price International Series, Inc., is the Manager. Price-Fleming is the manager to T. Rowe Price International

PAGE 15
Funds, Inc., T. Rowe Price International Series, Inc., and Institutional International Funds, Inc. and is 50% owned by TRP Finance, Inc., a wholly-owned subsidiary of the Manager, 25% owned by Copthall Overseas Limited, a wholly-owned subsidiary of Robert Fleming Holdings Limited, and 25% owned by Jardine Fleming International Holdings Limited. In addition to the corporate insureds, the policies also cover the officers, directors, and employees of each of the named insureds. The premium is allocated among the named corporate insureds in accordance with the provisions of Rule 17d-1(d)(7) under the Investment Company Act of 1940.

    Article X, Section 10.01 of the Registrant's By-Laws provides as follows:

         Section 10.01. Indemnification and Payment of Expenses in Advance: The Corporation shall indemnify any individual ("Indemnitee") who is a present or former director, officer, employee, or agent of the Corporation, or who is or has been serving at the request of the Corporation as a director, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise, who, by reason of his position was, is, or is threatened to be made a party to any threatened, pending, or completed action, suit, or proceeding, whether civil, criminal, administrative, or investigative (hereinafter collectively referred to as a "Proceeding") against any judgments, penalties, fines, settlements, and reasonable expenses (including attorneys' fees) incurred by such Indemnitee in connection with any Proceeding, to the fullest extent that such indemnification may be lawful under Maryland law. The Corporation shall pay any reasonable expenses so incurred by such Indemnitee in defending a Proceeding in advance of the final disposition thereof to the fullest extent that such advance payment may be lawful under Maryland law. Subject to any applicable limitations and requirements set forth in the Corporation's Articles of Incorporation and in these By-Laws, any payment of indemnification or advance of expenses shall be made in accordance with the procedures set forth in Maryland law.

         Notwithstanding the foregoing, nothing herein shall protect or purport to protect any Indemnitee against any liability to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office ("Disabling Conduct").

         Anything in this Article X to the contrary notwithstanding, no indemnification shall be made by the Corporation to any Indemnitee unless:

PAGE 16
         (a) there is a final decision on the merits by a court or other body before whom the Proceeding was brought that the Indemnitee was not liable by reason of Disabling Conduct; or

         (b) in the absence of such a decision, there is a reasonable determination, based upon a review of the facts, that the Indemnitee was not liable by reason of Disabling Conduct, which determination shall be made by:

              (i)  the vote of a majority of a quorum of
                   directors who are neither "interested
                   persons" of the Corporation as defined in
                   Section 2(a)(19) of the Investment Company
                   Act of 1940, nor parties to the Proceeding;
                   or

              (ii) an independent legal counsel in a written
                   opinion.

         Anything in this Article X to the contrary notwithstanding, any advance of expenses by the Corporation to any Indemnitee shall be made only upon the undertaking by such Indemnitee to repay the advance unless it is ultimately determined that such Indemnitee is entitled to indemnification as above provided, and only if one of the following conditions is met:

         (a) the Indemnitee provides a security for his undertaking; or

         (b) the Corporation shall be insured against losses arising by reason of any lawful advances; or

         (c)  there is a determination, based on a review of
              readily available facts, that there is reason to
              believe that the Indemnitee will ultimately be
              found entitled to indemnification, which
              determination shall be made by:

              (i) a majority of a quorum of directors who are neither "interested persons" of the
                   Corporation as defined in Section 2(a)(19) of the Investment Company Act of 1940, nor parties to the Proceeding; or

              (ii) an independent legal counsel in a written
                   opinion.

    Section 10.02 of the Registrant's By-Laws provides as follows:

PAGE 17
         Section 10.02. Insurance of Officers, Directors, Employees and Agents: To the fullest extent permitted by applicable Maryland law and by Section 17(h) of the Investment Company Act, as from time to time amended, the Corporation may purchase and maintain insurance on behalf of any person who is or was a director, officer, employee, or agent of the Corporation, or who is or was serving at the request of the Corporation as a director, officer, employee, or agent of another corporation, partnership, joint venture, trust, or other enterprise, against any liability asserted against him and incurred by him in or arising out of his position, whether or not the Corporation would have the power to indemnify him against such liability.

    Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 28. Business and Other Connections of Investment Manager.

    Rowe Price-Fleming International, Inc. ("Price-Fleming"), a Maryland corporation, is a corporate joint venture 50% owned by TRP Finance, Inc., a wholly owned subsidiary of the Manager. Price-Fleming was incorporated in Maryland in 1979 to provide investment counsel service with respect to foreign securities for institutional investors in the United States. In addition to managing private counsel client accounts, Price-Fleming also sponsors registered investment companies which invest in foreign securities, serves as general partner of RPFI International Partners, Limited Partnership, and provides investment advice to the T. Rowe Price Trust Company, trustee of the International Common Trust Fund.

    T. Rowe Price Investment Services, Inc. ("Investment Services"), a wholly owned subsidiary of the Manager, was incorporated in Maryland in 1980 for the purpose of acting as the PAGE 18 principal underwriter and distributor for the Price Funds. Investment Services is registered as a broker-dealer under the Securities Exchange Act of 1934 and is a member of the National Association of Securities Dealers, Inc. In 1984, Investment Services expanded its activities to include a discount brokerage service.

    TRP Distribution, Inc., a wholly owned subsidiary of Investment Services, was incorporated in Maryland in 1991. It was organized for and engages in the sale of certain investment related products prepared by Investment Services.

    T. Rowe Price Associates Foundation, Inc. (the "Foundation"), was incorporated in 1981 (and is not a subsidiary of the Manager). The Foundation's overall objective emphasizes various community needs by giving to a broad range of educational, civic, cultural, and health-related institutions. The Foundation has a very generous matching gift program whereby employee gifts designated to qualifying institutions are matched according to established guidelines.

    T. Rowe Price Services, Inc. ("Price Services"), a wholly owned subsidiary of the Manager, was incorporated in Maryland in 1982 and is registered as a transfer agent under the Securities Exchange Act of 1934. Price Services provides transfer agent, dividend disbursing, and certain other services, including shareholder services, to the Price Funds.

    T. Rowe Price Retirement Plan Services, Inc. ("RPS"), a wholly owned subsidiary of the Manager, was incorporated in Maryland in 1991 and is registered as a transfer agent under the Securities Exchange Act of 1934. RPS provides administrative, recordkeeping, and subaccounting services to administrators of employee benefit plans.

    T. Rowe Price Trust Company ("Trust Company"), a wholly owned subsidiary of the Manager, is a Maryland-chartered limited-purpose trust company, organized in 1983 for the purpose of providing fiduciary services. The Trust Company serves as trustee/custodian for employee benefit plans, individual retirement accounts, and common trust funds and as trustee/investment agent for one trust.

    T. Rowe Price Investment Technologies, Inc. was incorporated in Maryland in 1996. A wholly owned subsidiary of the Manager, it owns the technology rights, hardware, and software of the Manager and affiliated companies and provides technology services to them.

PAGE 19
    T. Rowe Price Threshold Fund Associates, Inc., a wholly owned subsidiary of the Manager, was incorporated in Maryland in 1994 and serves as the general partner of T. Rowe Price Threshold Fund III, L.P., a Delaware limited partnership established in 1994.

    T. Rowe Price Threshold Fund II, L.P., a Delaware limited partnership, was organized in 1986 by the Manager and invests in private financings of small companies with high growth potential;
the Manager is the General Partner of the partnership.

    T. Rowe Price Threshold Fund III, L.P., a Delaware limited partnership, was organized in 1994 by the Manager and invests in private financings of small companies with high growth potential;
T. Rowe Price Threshold Fund Associates, Inc. is the General Partner of this partnership.

    RPFI International Partners, L.P., is a Delaware limited partnership organized in 1985 for the purpose of investing in a diversified group of small and medium-sized non-U.S. companies. Price-Fleming is the general partner of this partnership, and certain institutional investors, including advisory clients of Price-Fleming, are its limited partners.

    T. Rowe Price Real Estate Group, Inc. ("Real Estate Group"), is a Maryland corporation and a wholly owned subsidiary of the Manager established in 1986 to provide real estate services. Subsidiaries of Real Estate Group are: T. Rowe Price Realty Income Fund I Management, Inc., a Maryland corporation (General Partner of T. Rowe Price Realty Income Fund I, A No-Load Limited Partnership), T. Rowe Price Realty Income Fund II Management, Inc., a Maryland corporation (General Partner of T. Rowe Price Realty Income Fund II, America's Sales-Commission-Free Real Estate Limited Partnership), T. Rowe Price Realty Income Fund III Management, Inc., a Maryland corporation (General Partner of
T. Rowe Price Realty Income Fund III, America's Sales-Commission-Free Real Estate Limited Partnership, and
T. Rowe Price Realty Income Fund IV Management, Inc., a Maryland corporation (General Partner of T. Rowe Price Realty Income Fund IV, America's Sales-Commission-Free Real Estate Limited Partnership). Real Estate Group serves as investment manager to
T. Rowe Price Renaissance Fund, Ltd., A Sales-Commission-Free Real Estate Investment, established in 1989 as a Maryland corporation which qualifies as a REIT.

    T. Rowe Price Stable Asset Management, Inc. ("Stable Asset Management"), was incorporated in Maryland in 1988 as a wholly owned subsidiary of the Manager. Stable Asset Management, is registered as an investment adviser under the Investment Advisers Act of 1940, and specializes in the management of investment portfolios which seek stable and consistent investment returns



PAGE 20
through the use of guaranteed investment contracts, bank investment contracts, structured investment contracts, and short-term fixed income securities.

    T. Rowe Price Recovery Fund Associates, Inc., a Maryland corporation, is a wholly owned subsidiary of the Manager organized in 1988 for the purpose of serving as the General Partner of T. Rowe Price Recovery Fund, L.P., T. Rowe Price Recovery Fund II, L.P., Delaware limited partnerships which invest in financially distressed companies.

    T. Rowe Price Recovery Fund II Associates, Inc., is a
Maryland limited liability Company organized in 1996. Wholly owned by the Manager, it serves as the General Partner of T. Rowe
Price Recovery Fund II, L.P., a Delaware limited partnership which also invests in financially distressed companies.

    T. Rowe Price (Canada), Inc. ("TRP Canada") is a Maryland corporation organized in 1988 as a wholly owned subsidiary of the Manager. This entity is registered as an investment adviser under the Investment Advisers Act of 1940 and as a non-Canadian Adviser under the Securities Act (Ontario).

    T. Rowe Price Insurance Agency, Inc., is a wholly owned subsidiary of T. Rowe Price Associates, Inc. organized in
Maryland in 1994 and licensed to do business in several states to act primarily as an insurance agency in connection with the sale of the Price Funds' variable annuity products.

    Since 1983, the Manager has organized several distinct
Maryland limited partnerships, which are informally called the Pratt Street Ventures partnerships, for the purpose of acquiring interests in growth-oriented businesses.

    TRP Suburban, Inc., is a Maryland corporation organized in 1990 as a wholly owned subsidiary of the Manager. It entered into agreements with McDonogh School and CMANE-McDonogh-Rowe Limited Partnership to construct an office building in Owings Mills, Maryland, which currently houses the Manager's transfer agent, plan administrative services, retirement plan services, and operations support functions.

    TRP Suburban Second, Inc., a wholly owned Maryland subsidiary of T. Rowe Price Associates, Inc., was incorporated in 1995 to primarily engage in the development and ownership of real property located in Owings Mills, Maryland.

    TRP Finance, Inc., a wholly owned subsidiary of the Manager, is a Delaware corporation organized in 1990 to manage certain passive corporate investments and other intangible assets.

PAGE 21
    T. Rowe Price Strategic Partners Fund II, L.P. is a Delaware limited partnership organized in 1992 for the purpose of investing in small public and private companies seeking capital for expansion or undergoing a restructuring of ownership. The general partner of the Fund is T. Rowe Price Strategic Partners, L.P., ("Strategic Partners"), a Delaware limited partnership whose general partner is T. Rowe Price Strategic Partners Associates, Inc., a Maryland corporation which is a wholly owned subsidiary of the Manager.

    Listed below are the directors of the Manager who have other substantial businesses, professions, vocations, or employment aside from that of Director of the Manager:

GEORGE J. COLLINS, Director of the Manager and Price-Fleming. Mr. Collins retired from the offices of Chairman of the Board, Chief Executive Officer, and President of the Manager effective as of May 31, 1997. He continues to serve on the Board of Directors of the Manager.

JAMES E. HALBKAT, JR., Director of the Manager. Mr. Halbkat is
President of U.S. Monitor Corporation, a provider of public response systems. Mr. Halbkat's address is: P.O. Box 23109,
Hilton Head Island, South Carolina 29925.

RICHARD L. MENSCHEL, Director of the Manager. Mr. Menschel is a limited partner of The Goldman Sachs Group, L.P. Mr. Menschel's address is 85 Broad Street, 2nd Floor, New York, New York 10004.

JOHN W. ROSENBLUM, Director of the Manager. Mr. Rosenblum is the Dean of the Jepson School of Leadership Studies at the University of Richmond and a director of: Chesapeake Corporation, a manufacturer of paper products; Cadmus Communications Corp., a provider of printing and communication services; Comdial Corporation, a manufacturer of telephone systems for businesses; Cone Mills Corporation, a textiles producer; and Providence Journal Company, a publisher of newspapers and owner of broadcast television stations. Mr. Rosenblum's address is: University of Richmond, Richmond, Virginia 23173.

ROBERT L. STRICKLAND, Director of the Manager. Mr. Strickland is Chairman of Lowe's Companies, Inc., a retailer of specialty home supplies and a Director of Hannaford Bros., Co., a food retailer. Mr. Strickland's address is 604 Two Piedmont Plaza Building, Winston-Salem, North Carolina 27104.

PHILIP C. WALSH, Director of the Manager. Mr. Walsh is a
Consultant to Cyprus Amax Minerals Company, Englewood, Colorado.
Mr. Walsh's address is: Pleasant Valley, Peapack, New Jersey
07977.

PAGE 22
ANNE MARIE WHITTEMORE, Director of the Manager. Mrs. Whittemore is a partner of the law firm of McGuire, Woods, Battle & Boothe and is a director of Owens & Minor, Inc.; USF&G Corporation; the James River Corporation of Virginia; and Albemarle Corporation. Mrs. Whittemore's address is One James Center, Richmond, Virginia 23219.

With the exception of Messrs. Collins, Halbkat, Menschel,
Rosenblum, Strickland, and Walsh, and Mrs. Whittemore, all of the following directors of the Manager are employees of the Manager.

James S. Riepe, who is a Vice-Chairman of the Board, Director, and Managing Director of the Manager, is also a Director of Price-Fleming.

George A. Roche, who is Chairman of the Board, President, and
Managing Director of the Manager, is a Director and Vice
President of Price-Fleming.

M. David Testa, who is a Vice-Chairman of the Board, Chief
Investment Officer, and Managing Director of the Manager, is
Chairman of the Board of Price-Fleming.

Henry H. Hopkins, who is a Director and Managing Director of the Manager, is a Vice President of Price-Fleming.

Charles P. Smith and Peter Van Dyke, who are Managing Directors of the Manager, are Vice Presidents of Price-Fleming.

James A. C. Kennedy III, John H. Laporte, Jr., William T.
Reynolds, and Brian C. Rogers are Directors and Managing
Directors of the Manager.

Preston G. Athey, Brian W.H. Berghuis, Edward C. Bernard, Stephen
W. Boesel, Thomas H. Broadus, Jr., Michael A. Goff, Andrew C. Goresh, Mary J. Miller, Charles A. Morris, Edmund M. Notzon III,
R. Todd Ruppert, Charles E. Vieth, and Richard T. Whitney are Managing Directors of the Manager.

George A. Murnaghan, who is a Managing Director of the Manager, is also an Executive Vice President of Price-Fleming.

Robert P. Campbell, Michael J. Conelius, Roger L. Fiery III, R.
Aran Gordon, Veena A. Kutler, Heather R. Landon, Nancy M. Morris,
Robert W. Smith, William F. Wendler II, and Edward A. Wiese, who are Vice Presidents of the Manager, are Vice Presidents of Price-Fleming.

Todd J. Henry, and Kathleen G. Polk, who are employees of the Manager, are Vice Presidents of Price-Fleming.

Kimberly A. Haker, an Assistant Vice President of the Manager, is
Assistant Vice President and Controller of Price-Fleming.

PAGE 23
Alvin M. Younger, Jr., who is Chief Financial Officer, Managing
Director, Secretary, and Treasurer of the Manager, is Secretary and Treasurer of Price-Fleming.

Nolan L. North, who is a Vice President and Assistant Treasurer of the Manager, is Assistant Treasurer of Price-Fleming.

Leah P. Holmes, who is an Assistant Vice President of the
Manager, is a Vice President of Price-Fleming.

Barbara A. Van Horn, who is Assistant Secretary of the Manager, is Assistant Secretary of Price-Fleming.

Ava M. Rainey, an Assistant Vice President of the Manager, is an
Assistant Vice President of Price-Fleming.

Elsie S. Crawford, an employee of the Manager, is an Assistant
Vice Presidents of Price-Fleming.

    Certain directors and officers of the Manager are also officers and/or directors of one or more of the Price Funds and/or one or more of the affiliated entities listed herein.

    See also "Management of Fund," in Registrant's Statement of
Additional Information.

Item 29. Principal Underwriters.

    (a) The principal underwriter for the Registrant is Investment Services. Investment Services acts as the principal underwriter for eighty Price Funds. Investment Services, a wholly owned subsidiary of the Manager, is registered as a broker-dealer under the Securities Exchange Act of 1934 and is a member of the National Association of Securities Dealers, Inc. Investment Services has been formed for the limited purpose of distributing the shares of the Price Funds and will not engage in the general securities business. Since the Price Funds are sold on a no-load basis, Investment Services will not receive any commission or other compensation for acting as principal underwriter.

    (b) The address of each of the directors and officers of Investment Services listed below is 100 East Pratt
         Street, Baltimore, Maryland 21202.

PAGE 24
                                                  Positions and
Name and Principal     Positions and Offices      Offices With
Business Address       With Underwriter           Registrant
__________________     ______________________     ______________

James S. Riepe         Chairman of the Board      Vice President
                                                  and Director
Edward C. Bernard      President                  None
Henry H. Hopkins       Vice President
                       and Director               Vice President
Charles E. Vieth       Vice President
                       and Director               None
Patricia M. Archer     Vice President             None
Joseph C. Bonasorte    Vice President             None
Darrell N. Braman      Vice President             None
Ronae M. Brock         Vice President             None
Meredith C. Callanan   Vice President             None
Christine M. Carolan   Vice President             None
Laura H. Chasney       Vice President             None
Renee M. Christoff     Vice President             None
Victoria C. Collins    Vice President             None
Alana S. Curtice       Vice President             None
Christopher W. Dyer    Vice President             None
Christine S. Fahlund   Vice President             None
Forrest R. Foss        Vice President             None
Andrea G. Griffin      Vice President             None
Douglas E. Harrison    Vice President             None
David J. Healy         Vice President             None
Joseph P. Healy        Vice President             None
Walter J. Helmlinger   Vice President             None
Eric G. Knauss         Vice President             None
Sharon R. Krieger      Vice President             None
Keith W. Lewis         Vice President             None
James Link             Vice President             None
Sarah McCafferty       Vice President             None
Maurice A. Minerbi     Vice President             None
Nancy M. Morris        Vice President             None
George A. Murnaghan    Vice President             None
Steven E. Norwitz      Vice President             None
Kathleen M. O'Brien    Vice President             None
Scott R. Powell        Vice President             None
Pamela D. Preston      Vice President             None
Lucy B. Robins         Vice President             None
John R. Rockwell       Vice President             None
Christopher S. Ross    Vice President             None
Kenneth J. Rutherford  Vice President             None
Daniel S. Schreiner    Vice President             None
Kristin E. Seeberger   Vice President             None
Monica R. Tucker       Vice President             None
William F. Wendler II  Vice President             None
Jane F. White          Vice President             None
Thomas R. Woolley      Vice President             None
Alvin M. Younger, Jr.  Secretary and Treasurer    None

PAGE 25
Mark S. Finn           Controller and
                       Vice President             None
Richard J. Barna       Assistant Vice President   None
Catherine L. BerkenkemperAssistant Vice President None
Patricia S. Butcher    Assistant Vice President   Assistant
                                                  Secretary
Cheryl L. Emory        Assistant Vice President   None
John A. Galateria      Assistant Vice President   None
Janelyn A. Healey      Assistant Vice President   None
Kathleen Hussey        Assistant Vice President   None
Jeanette M. LeBlanc    Assistant Vice President   None
C. Lillian Matthews    Assistant Vice President   None
Janice D. McCrory      Assistant Vice President   None
Sandra J. McHenry      Assistant Vice President   None
Mark J. Mitchell       Assistant Vice President   None
Barbara A. O'Connor    Assistant Vice President   None
JeanneMarie B. Patella Assistant Vice President   None
Arthur J. Silber       Assistant Vice President   None
Jerome Tuccille        Assistant Vice President   None
Linda C. Wright        Assistant Vice President   None
Nolan L. North         Assistant Treasurer        None
Barbara A. Van Horn    Assistant Secretary        None

    (c) Not applicable. Investment Services will not receive any compensation with respect to its activities as underwriter for the Price Funds since the Price Funds are sold on a no-load basis.

Item 30. Location of Accounts and Records.

    All accounts, books, and other documents required to be maintained by T. Rowe Price Index Trust, Inc. under
    Section 31(a) of the Investment Company Act of 1940 and the rules thereunder will be maintained by T. Rowe Price Index Trust, Inc. at its offices at 100 East Pratt Street, Baltimore, Maryland 21202. Transfer, dividend disbursing, and shareholder service activities are performed by T. Rowe Price Services, Inc., at 100 East Pratt Street, Baltimore, Maryland 21202. Custodian activities for T. Rowe Price Index Trust, Inc. are performed at State Street Bank and Trust Company's Service Center (State Street South), 1776 Heritage Drive, Quincy, Massachusetts 02171.

Item 31. Management Services.

    Registrant is not a party to any management related service contract, other than as set forth in the Prospectus.

PAGE 26
Item 32. Undertakings.

    (a) Each new series will file, within four to six months from the effective date of its registration statement, a post-effective amendment using financial statements which need not be certified.

    (b) If requested to do so by the holders of at least 10% of all votes entitled to be cast, the Registrant will call a meeting of shareholders for the purpose of voting on the question of removal of a director or directors and will assist in communications with other shareholders to the extent required by Section 16(c).

    (c) Each series of the Registrant agrees to furnish, upon request and without charge, a copy of its latest Annual
         Report to each person to whom as prospectus is delivered.

PAGE 27
    Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Baltimore, State of Maryland, this 11th day of December, 1997.


                             T. ROWE PRICE INDEX TRUST, INC.
                             /s/Richard T. Whitney
                             By:  Richard T. Whitney
                                            President

    Pursuant to the requirements of the Securities Act of 1933, as amended, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

SIGNATURE                     TITLE                  DATE
_________                    ______                  _____

/s/James S. Riepe   Vice President and DirectorDecember 11, 1997
James S. Riepe

/s/Richard T. Whitney        President         December 11, 1997
Richard T. Whitney

/s/Carmen F. Deyesu          Treasurer         December 11, 1997
Carmen F. Deyesu     (Chief Financial Officer)

      *                      Director          December 11, 1997
Donald W. Dick, Jr.

      *                      Director          December 11, 1997
David K. Fagin

      *                      Director          December 11, 1997
Hanne M. Merriman

/s/M. David Testa            Director          December 11, 1997
M. David Testa

      *                      Director          December 11, 1997
Hubert D. Vos

      *                      Director          December 11, 1997
Paul M. Wythes

*/s/Henry H. Hopkins, Attorney-In-Fact         December 11, 1997
Henry H. Hopkins, Attorney-In-Fact